UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07885

Name of Fund: Master Extended Market Index Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Master Extended Market Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address:
      P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/06

Date of reporting period: 01/01/06 - 12/31/06

Item 1 - Report to Stockholders

Master Extended Market Index Series of Quantitative Master Series Trust

Annual Report, December 31, 2006

A Discussion With Your Fund's Portfolio Managers

During the year ended December 31, 2006, Master Extended Market Index Series of Quantitative Master Series Trust (the "Series") generated returns that corresponded to the performance of the benchmark Wilshire 4500 (Full Cap) Index.

How did the portfolio perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended December 31, 2006, the Series had a net total return of +15.92%. For the same period, the benchmark Wilshire 4500 (Full Cap) Index returned +16.07%.

As the returns indicate, the Series met its objective of closely tracking the performance of the Wilshire 4500 (Full Cap) Index for the full-year period. The Wilshire 4500 (Full Cap) measures the performance of stocks in the Wilshire 5000 (Full Cap) Index minus the stocks found in the Standard & Poor's 500 (S&P 500(R)) Index. As the value of the Wilshire 4500 (Full Cap) fluctuated during the past 12 months, the portfolio's performance generally tracked that of the Index.

Following decent, but uninspiring, results in 2004 and 2005, U.S. equities surged forward in 2006, with the S&P 500 Index advancing 15.79% to close at 1,418. Small cap stocks posted even stronger gains, with the Russell 2000(R) Index registering an 18.37% increase, thanks to exceptionally strong performance in the first few months of the year.

Key highlights of the 12-month period include weaker economic growth triggered by a slowdown in the U.S. housing market; a long-awaited pause in the Federal Reserve Board's (the Fed) interest rate-hiking campaign; threats of higher inflation; and robust corporate earnings, which rose by double-digit percentages for an unprecedented fifth consecutive year. Amid these crosscurrents, financial markets were left to weather a high degree of volatility.

At the outset, a burgeoning corporate sector, ample liquidity and record levels of merger-and-acquisition (M&A) activity provided a solid backdrop for equity markets. During the first few months of 2006, U.S. stocks were solidly on an upward trajectory, posting the best first quarter gains in several years. Of note, the S&P 500 Index advanced 4.21% in the quarter, marking its largest gain since the fourth quarter of 2004 (+9.23%), and its best first quarter since 1999 (+4.98%). Growth continued outside of the housing and auto sectors (capital spending in particular expanded at a brisk pace); private equity deals, M&A action, and corporate buy-backs abounded in high volumes; and corporate cash flows held steady.

Notwithstanding such broad-based strength, evidence of an economic slowdown mounted. By May, there was a striking shift in investor sentiment, triggered by a deceleration in consumer spending, rising energy prices, a slump in housing activity and uncertainty around Fed policy and the sustainability of economic growth. Stock market volatility took on a more negative spin and eventually resulted in the first double-digit correction for U.S. equity markets in nearly four years. The average U.S. stock fell by about 12%, with stocks outside the U.S. suffering even greater losses. The pullback could be attributed to several factors, not the least of which was that the lagged effects of higher interest rates and oil prices finally took their toll on both the economy and stock prices. Further, a resurgence of inflation fears prompted the Fed to continue its interest rate tightening campaign. Under the auspices of the new Chairman Ben Bernanke, the central bank ended the second quarter with its 17th consecutive 25 basis point hike since June 2004, bringing the target federal funds rate to 5.25%.

As the second half of 2006 got underway, positive momentum returned to the market. The Fed made big news in August by finally ending its streak of interest rate increases. At the same time, commodity prices collapsed. After reaching an all-time high near $78 per barrel in July, crude oil ended the year at $61 per barrel. Stocks generally climbed back above the levels they reached prior to the market's earlier retrenchment. Most equity markets experienced one of their best third-quarter periods in several years, though there was a broad-based changing of the guard that favored larger-cap, higher-quality and more predictable stocks over smaller-cap, lower-quality and more cyclical securities (which dominated early in the year).

Macroeconomic uncertainty persisted in the third quarter. Investors struggled with moderating economic activity -- real gross domestic product growth came in at 2.2%, compared to 2.6% in the second quarter and 5.6% in the first quarter. The magnitude of the housing downturn and its effect on the consumer sector was a significant wildcard. Weakness in the U.S. dollar challenged the stability of currency markets. Moreover, tensions in the Middle East were heating up, and economic data offered a mixed outlook for inflation.

Still, strong momentum continued in the equity markets during the year's final quarter. Key to investors' optimism were: a strong labor market, where the unemployment rate reached a post-9/11 low and year-on-year average hourly salaries reached a post-9/11 high; receding risks of higher inflation and high oil prices; and finally, the pervasive strength in corporate fundamentals that included reasonably good investment levels, and healthy balance sheets and profit margins. 2006 ended and the new year began with the world awash in liquidity, global economic growth still quite strong despite the U.S. slowdown, record-high corporate profitability, fairly low inflation and interest rates, and relatively strong investor confidence.

What changes were made to the portfolio during the period?

Throughout the fiscal year, as changes were made to the composition of the Wilshire 4500 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

How would you characterize the portfolio's position at the close of the period?

Heading into 2007, we believe continued moderation in economic growth will put pressure on corporate earnings, which have been on a record run with five consecutive years of double-digit growth. Solid corporate fundamentals and balance sheet strength, alongside strong non-U.S. economic growth, should help corporate profits remain positive, but the rate of gain will likely slow noticeably as record-high profit margins will be difficult to sustain. Against this backdrop, the portfolio remains positioned to match the risk characteristics of its benchmark, whatever direction the market takes.


Debra L. Jelilian
Vice President and Co-Portfolio Manager


Jeffrey L. Russo, CFA
Vice President and Co-Portfolio Manager

January 22, 2007

S&P 500 is a registered trademark of the McGraw-Hill Companies.

Russell 2000 is a registered trademark of the Frank Russell Companies.

Master Extended Market Index Series of Quantitative Master Series Trust

Portfolio Information as of December 31, 2006

Industry Representation                                         % of Net Assets+
--------------------------------------------------------------------------------
Miscellaneous Finance                                                  10.5 %
Business Services                                                       9.9
Drugs & Medicine                                                        8.9
Real Property                                                           6.1
Electronics                                                             5.6
Banks                                                                   4.6
Insurance                                                               4.4
Energy & Raw Materials                                                  3.5
Energy & Utilities                                                      3.5
Producer Goods                                                          3.2
Domestic Oil                                                            3.0
Food & Agriculture                                                      2.8
Retail                                                                  2.8
Travel & Recreation                                                     2.4
Media                                                                   2.3
Telephone                                                               2.3
Non-Durables                                                            1.8
Construction                                                            1.8
Chemicals                                                               1.7
Business Machines                                                       1.4
Apparel                                                                 1.1
Trucking & Freight                                                      1.0
Motor Vehicles                                                          0.9
Aerospace                                                               0.9
Miscellaneous                                                           0.9
Non-Ferrous Metals                                                      0.8
Consumer Durables                                                       0.7
Air Transport                                                           0.7
Railroads & Shipping                                                    0.6
Steel                                                                   0.5
Paper & Forest Products                                                 0.4
Containers                                                              0.3
International Oil                                                       0.3
Soaps & Cosmetics                                                       0.3
Tobacco                                                                 0.2
Optical Photo & Equipment                                               0.1
Tires & Rubber Goods                                                    0.1
Gold                                                                    0.1
Liquor                                                                  0.1
Other*                                                                 14.4
--------------------------------------------------------------------------------
*     Includes portfolio holdings in short-term investments.
+     Total may not equal 100%.

Ten Largest Holdings                                             % of Net Assets
--------------------------------------------------------------------------------
Berkshire Hathaway, Inc. Class A                                       3.2 %
Genentech, Inc.                                                        1.9
Kraft Foods, Inc.                                                      1.3
Las Vegas Sands Corp.                                                  0.7
Accenture Ltd. Class A                                                 0.7
Berkshire Hathaway, Inc. Class B                                       0.5
BlackRock, Inc.                                                        0.4
EchoStar Communications Corp. Class A                                  0.4
MGM Mirage                                                             0.4
NYSE Group, Inc.                                                       0.3
--------------------------------------------------------------------------------

For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.9%                          200    Aerosonic Corp. (a)                                              $      1,340
                                        2,400    Argon ST, Inc. (a)                                                     51,696
                                        2,700    Armor Holdings, Inc. (a)                                              148,095
                                        3,000    Crane Co.                                                             109,920
                                        1,600    Cubic Corp.                                                            34,720
                                        2,633    DRS Technologies, Inc.                                                138,706
                                        1,500    EDO Corp.                                                              35,610
                                        2,300    ESCO Technologies, Inc. (a)                                           104,512
                                        1,200    EnPro Industries, Inc. (a)                                             39,852
                                        2,400    Esterline Technologies Corp. (a)                                       96,552
                                       15,800    Garmin Ltd. (f)                                                       879,428
                                        5,500    GenCorp, Inc. (a)(f)                                                   77,110
                                        1,792    Heico Corp. Class A                                                    58,383
                                        2,100    K&F Industries Holdings, Inc. (a)                                      47,691
                                        2,700    KVH Industries, Inc. (a)                                               28,647
                                        2,900    Kaman Corp. Class A                                                    64,931
                                          800    MTC Technologies, Inc. (a)                                             18,840
                                        6,900    SAIC, Inc. (a)                                                        122,751
                                          700    SatCon Technology Corp. (a)                                               798
                                          500    Spacehab, Inc. (a)                                                        326
                                       10,300    Spirit Aerosystems Holdings, Inc. Class A (a)                         344,741
                                        1,900    Teledyne Technologies, Inc. (a)                                        76,247
                                        4,500    Trimble Navigation Ltd. (a)                                           228,285
                                        3,300    Veeco Instruments, Inc. (a)                                            61,809
                                                                                                                  ------------
                                                                                                                     2,770,990
------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%                    2,100    AAR Corp. (a)                                                          61,299
                                       14,600    AMR Corp. (a)(l)                                                      441,358
                                        5,300    AirTran Holdings, Inc. (a)                                             62,222
                                        2,600    Aircastle Ltd.                                                         76,700
                                        1,300    Alaska Air Group, Inc. (a)                                             51,350
                                        2,500    Allegiant Travel Co. (a)                                               70,150
                                        1,500    Atlas Air Worldwide Holdings, Inc. (a)                                 66,750
                                        1,200    Aviation General, Inc. (a)                                                  0
                                        6,070    Continental Airlines, Inc. Class B (a)                                250,387
                                        2,495    EGL, Inc. (a)                                                          74,301
                                        1,600    ExpressJet Holdings, Inc. (a)                                          12,960
                                        3,200    Frontier Airlines Holdings, Inc. (a)                                   23,680
                                          700    Great Lakes Aviation Ltd. (a)                                           1,582
                                        7,402    Hawaiian Holdings, Inc. (a)                                            36,270
                                       10,775    JetBlue Airways Corp. (a)                                             153,005
                                        1,600    LMI Aerospace, Inc. (a)                                                24,768
                                        1,400    MAIR Holdings, Inc. (a)                                                10,038
                                        2,000    Mesa Air Group, Inc. (a)                                               17,140
                                          800    Midwest Air Group, Inc. (a)(f)                                          9,200
                                          700    PHI, Inc. (a)                                                          22,911
                                        3,600    Pinnacle Airlines Corp. (a)                                            60,660
                                        1,100    Republic Airways Holdings, Inc. (a)                                    18,458
                                        3,900    SkyWest, Inc.                                                          99,489
                                        2,000    TransDigm Group, Inc. (a)                                              53,020
                                        8,130    UAL Corp. (a)                                                         357,720
                                        5,859    US Airways Group, Inc. (a)                                            315,507
                                          200    Vanguard Airlines, Inc. (a)                                                 0
                                                                                                                  ------------
                                                                                                                     2,370,925
------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
Apparel - 1.1%                          1,950    Aeropostale, Inc. (a)                                            $     60,196
                                        3,400    Ashworth, Inc. (a)                                                     24,684
                                        6,050    bebe Stores, Inc.                                                     119,730
                                        1,800    Brown Shoe Co., Inc.                                                   85,932
                                          700    The Buckle, Inc.                                                       35,595
                                        3,300    CROCS, Inc. (a)(f)                                                    142,560
                                        2,100    Cache, Inc. (a)                                                        53,004
                                        2,800    Carter's, Inc. (a)                                                     71,400
                                        1,400    Cherokee, Inc.                                                         60,074
                                          400    Citi Trends, Inc. (a)                                                  15,856
                                        2,900    Columbia Sportswear Co.                                               161,530
                                          700    Deckers Outdoor Corp. (a)                                              41,965
                                          900    Dixie Group, Inc. (a)                                                  11,376
                                          900    Escalade, Inc.                                                          9,630
                                          600    Finlay Enterprises, Inc. (a)                                            4,794
                                        4,217    Fossil, Inc. (a)                                                       95,220
                                        1,200    G-III Apparel Group, Ltd. (a)                                          22,596
                                        2,000    GSI Commerce, Inc. (a)                                                 37,500
                                        2,700    Guess?, Inc. (a)                                                      171,261
                                          600    Hampshire Group Ltd. (a)                                                9,942
                                        2,100    Hartmarx Corp. (a)                                                     14,826
                                        2,900    Heelys, Inc. (a)                                                       93,119
                                        4,581    Iconix Brand Group, Inc. (a)                                           88,826
                                        2,300    Innovo Group, Inc. (a)                                                  1,587
                                        3,400    J. Crew Group, Inc. (a)                                               131,070
                                        1,856    Jos. A. Bank Clothiers, Inc. (a)                                       54,474
                                        3,200    K-Swiss, Inc. Class A                                                  98,368
                                        1,600    Kellwood Co.                                                           52,032
                                        2,000    Kenneth Cole Productions, Inc. Class A                                 47,980
                                          500    Lacrosse Footwear, Inc. (a)                                             6,635
                                        2,600    Maidenform Brands, Inc. (a)                                            47,112
                                          800    Mothers Work, Inc. (a)                                                 31,512
                                        2,400    New York & Co. (a)                                                     31,392
                                        1,600    Oxford Industries, Inc.                                                79,440
                                        1,400    Perry Ellis International, Inc. (a)                                    57,400
                                        3,000    Phillips-Van Heusen Corp.                                             150,510
                                        1,000    Phoenix Footwear Group, Inc. (a)                                        4,400
                                        6,300    Polo Ralph Lauren Corp.                                               489,258
                                        1,400    Quaker Fabric Corp. (a)                                                 1,652
                                        7,100    Quiksilver, Inc. (a)                                                  111,825
                                        1,000    Rocky Brands, Inc. (a)                                                 16,120
                                        2,700    Skechers U.S.A., Inc. Class A (a)                                      89,937
                                        1,600    Stage Stores, Inc.                                                     48,624
                                        2,100    Steven Madden Ltd.                                                     73,689
                                        2,400    Stride Rite Corp.                                                      36,192
                                        1,500    Superior Uniform Group, Inc.                                           19,290
                                          200    Tandy Brands Accessories, Inc.                                          2,344
                                        2,500    Timberland Co. Class A (a)                                             78,950
                                        1,400    True Religion Apparel, Inc. (a)(f)                                     21,434
                                        3,900    Under Armour, Inc. Class A (a)                                        196,755
                                        3,200    Unifi, Inc. (a)                                                         7,840
                                        2,200    Volcom, Inc. (a)                                                       65,054

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        4,200    The Warnaco Group, Inc. (a)                                      $    106,596
                                          300    Weyco Group, Inc.                                                       7,455
                                        3,600    Wolverine World Wide, Inc.                                            102,672
                                          300    Xerium Technologies, Inc.                                               2,937
                                                                                                                  ------------
                                                                                                                     3,704,152
------------------------------------------------------------------------------------------------------------------------------
Banks - 4.6%                              900    Alabama National Bancorp.                                              61,857
                                          200    Ameriana Bancorp                                                        2,614
                                          400    American National Bankshares, Inc.                                      9,328
                                        2,200    AmericanWest Bancorp                                                   53,284
                                          720    Ameris Bancorp                                                         20,290
                                          700    Ames National Corp.                                                    14,700
                                          457    Arrow Financial Corp.                                                  11,320
                                        8,759    Associated Banc-Corp                                                  305,514
                                        1,200    BCSB Bankcorp, Inc.                                                    18,000
                                        1,000    Bancfirst Corp.                                                        54,000
                                          400    The Bancorp, Inc. (a)                                                  11,840
                                        5,500    BancorpSouth, Inc.                                                    147,510
                                        6,100    Bank Mutual Corp.                                                      73,871
                                          781    Bank of Granite Corp.                                                  14,816
                                        3,500    Bank of Hawaii Corp.                                                  188,825
                                        6,500    BankAtlantic Bancorp, Inc. Class A                                     89,765
                                        1,000    BankFinancial Corp.                                                    17,810
                                          200    Bar Harbor Bankshares                                                   6,350
                                          300    Berkshire Bancorp, Inc.                                                 4,890
                                        3,500    Boston Private Financial Holdings, Inc.                                98,735
                                        3,799    Brookline Bancorp, Inc.                                                50,033
                                          500    Bryn Mawr Bank Corp.                                                   11,820
                                        2,800    CFS Bancorp, Inc.                                                      41,020
                                          300    Camden National Corp.                                                  13,836
                                        1,100    Capital Bank Corp.                                                     18,920
                                          625    Capital City Bank Group, Inc.                                          22,062
                                          400    Capital Crossing Bank (a)                                              11,912
                                          420    Capitol Bancorp Ltd.                                                   19,404
                                        4,840    Capitol Federal Financial                                             185,953
                                        4,800    Cardinal Financial Corp.                                               49,200
                                          210    Carrollton Bancorp                                                      3,604
                                        2,975    Cascade Bancorp                                                        91,957
                                        2,600    Centennial Bank Holdings, Inc. (a)                                     24,596
                                        2,846    Center Bancorp, Inc.                                                   45,024
                                          900    Center Financial Corp.                                                 21,573
                                        1,300    Century Bancorp, Inc. Class A                                          35,490
                                        1,113    Chemical Financial Corp.                                               37,063
                                        2,333    Chittenden Corp.                                                       71,600
                                          606    Citizens & Northern Corp.                                              13,332
                                        4,000    Citizens Banking Corp.                                                106,000
                                        2,428    Citizens South Banking Corp.                                           31,418
                                        1,500    City Holding Co.                                                       61,335
                                        3,400    City National Corp.                                                   242,080
                                          450    CityBank                                                               16,042
                                          980    Clifton Savings Bancorp, Inc.                                          11,946
                                        1,250    CoBiz, Inc.                                                            27,550
                                       10,155    The Colonial BancGroup, Inc.                                          261,390

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          500    Colony Bankcorp, Inc.                                            $      8,850
                                        2,030    Columbia Banking System, Inc.                                          71,294
                                          100    Comm Bancorp, Inc.                                                      4,311
                                        4,939    Commerce Bancshares, Inc.                                             239,107
                                          456    Commercial Bankshares, Inc.                                            17,305
                                          100    Commercial National Financial Corp.                                     1,940
                                        1,700    Community Bancorp (a)                                                  51,323
                                        1,600    Community Bank System, Inc.                                            36,800
                                        1,205    Community Banks, Inc.                                                  33,451
                                          880    Community Trust Bancorp, Inc.                                          36,546
                                        5,300    Corus Bankshares, Inc. (f)                                            122,271
                                        3,940    Cullen/Frost Bankers, Inc.                                            219,931
                                       10,550    Doral Financial Corp.                                                  30,278
                                        5,390    East-West Bancorp, Inc.                                               190,914
                                        1,400    EuroBancshares, Inc. (a)                                               12,446
                                          250    Exchange National Bancshares, Inc.                                      7,875
                                          300    FNB Corp., North Carolina                                               5,502
                                        2,985    FNB Corp., Pennsylvania                                                54,536
                                          300    FNB Corp., Virginia                                                    12,465
                                        1,406    FNB Financial Services Corp.                                           20,837
                                          300    Farmers Capital Bank Corp.                                             10,188
                                        2,000    Financial Institutions, Inc.                                           46,100
                                          600    First Bancorp, North Carolina                                          13,104
                                        4,800    First BanCorp, Puerto Rico                                             45,744
                                          750    First Busey Corp.                                                      17,287
                                        3,500    First Cash Financial Services, Inc. (a)                                90,545
                                        3,000    First Charter Corp.                                                    73,800
                                          700    First Citizens BancShares, Inc. Class A                               141,848
                                        4,100    First Commonwealth Financial Corp.                                     55,063
                                        1,200    First Federal Bancshares of Arkansas, Inc.                             29,184
                                        4,710    First Financial Bancorp                                                78,233
                                          566    First Financial Bankshares, Inc.                                       23,693
                                          326    First Financial Service Corp.                                          10,041
                                          600    First M&F Corp.                                                        11,652
                                          815    First Merchants Corp.                                                  22,160
                                        4,175    First Midwest Bancorp, Inc.                                           161,489
                                        1,512    First Mutual Bancshares, Inc.                                          35,048
                                        8,306    First Niagara Financial Group, Inc.                                   123,427
                                          200    The First of Long Island Corp.                                          8,754
                                          600    First Regional Bancorp (a)                                             20,454
                                        2,870    First Republic Bank                                                   112,160
                                          600    First South Bancorp, Inc. (f)                                          19,134
                                        2,200    First State Bancorp.                                                   54,450
                                        4,300    FirstMerit Corp.                                                      103,802
                                        3,200    Franklin Bank Corp. (a)                                                65,728
                                        1,900    Frontier Financial Corp.                                               55,537
                                       12,111    Fulton Financial Corp.                                                202,254
                                          661    German American Bancorp, Inc.                                           9,499
                                          600    Great Southern Bancorp, Inc.                                           17,706
                                        4,064    Greater Bay Bancorp                                                   107,005
                                          456    Greater Community Bancorp                                               8,167
                                        1,600    Hancock Holding Co.                                                    84,544

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,856    Hanmi Financial Corp.                                            $     64,346
                                        1,698    Harleysville National Corp.                                            32,788
                                          700    Heritage Commerce Corp.                                                18,648
                                        1,200    Home Federal Bancorp                                                   34,176
                                          625    Horizon Financial Corp.                                                15,038
                                       43,194    Hudson City Bancorp, Inc.                                             599,533
                                          800    Independent Bank Corp.                                                 28,824
                                        2,200    Integra Bank Corp.                                                     60,544
                                          975    Interchange Financial Services Corp.                                   22,415
                                        2,175    Internet Capital Group, Inc. (a)                                       22,315
                                        1,200    Intervest Bancshares Corp. (a)                                         41,292
                                        1,500    Irwin Financial Corp.                                                  33,945
                                        2,500    Jefferson Bancshares, Inc.                                             32,550
                                        4,500    Kearny Financial Corp.                                                 72,270
                                          500    LSB Bancshares, Inc.                                                    8,450
                                          500    Lakeland Financial Corp.                                               12,765
                                          250    MASSBANK Corp.                                                          8,222
                                          750    Macatawa Bank Corp.                                                    15,945
                                          801    MainSource Financial Group, Inc.                                       13,571
                                        1,115    Mercantile Bank Corp.                                                  42,035
                                        7,149    Mercantile Bankshares Corp.                                           334,502
                                          350    Merchants Bancshares, Inc.                                              8,050
                                        1,400    Mid-State Bancshares                                                   50,946
                                        1,000    Midwest Banc Holdings, Inc.                                            23,750
                                        1,460    NBT Bancorp, Inc.                                                      37,245
                                        3,100    Nara Bancorp, Inc.                                                     64,852
                                        1,733    National Penn Bancshares, Inc.                                         35,093
                                        6,500    NetBank, Inc.                                                          30,160
                                        5,400    NewAlliance Bancshares, Inc.                                           88,560
                                        2,200    North Valley Bancorp                                                   40,656
                                          300    Northern States Financial Corp.                                         5,805
                                          157    Norwood Financial Corp.                                                 4,945
                                          700    OceanFirst Financial Corp.                                             16,051
                                          875    Ohio Valley Banc Corp.                                                 22,006
                                        4,332    Old National Bancorp                                                   81,961
                                        1,800    Old Second Bancorp, Inc.                                               52,740
                                          546    Omega Financial Corp.                                                  17,428
                                        1,394    Oriental Financial Group                                               18,052
                                        2,060    PFF Bancorp, Inc.                                                      71,091
                                        1,000    Pamrapo Bancorp, Inc.                                                  23,440
                                          830    Park National Corp.                                                    82,170
                                          300    Parkvale Financial Corp.                                                9,525
                                          563    Peapack-Gladstone Financial Corp.                                      15,820
                                        2,600    PennFed Financial Services, Inc.                                       50,232
                                          400    Pennsylvania Commerce Bancorp, Inc. (a)                                10,520
                                          200    Peoples Bancorp                                                         3,870
                                          595    Peoples Bancorp, Inc.                                                  17,672
                                          242    Peoples Bancorp of North Carolina, Inc.                                 6,781
                                        1,120    Peoples Banctrust Co., Inc.                                            28,381
                                       10,913    People's Bank                                                         486,938
                                        1,200    Peoples Financial Corp.                                                32,160
                                          380    Pinnacle Financial Partners, Inc. (a)                                  12,608

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,900    Placer Sierra Bancshares                                         $     68,933
                                       21,839    Popular, Inc.                                                         392,010
                                        2,000    Porter Bancorp, Inc.                                                   44,380
                                        1,000    Preferred Bank                                                         60,090
                                        2,300    PrivateBancorp, Inc.                                                   95,749
                                        3,200    Prosperity Bancshares, Inc.                                           110,432
                                        3,156    Provident Bankshares Corp.                                            112,354
                                        2,503    Provident New York Bancorp                                             37,495
                                        3,100    Prudential Bancorp, Inc. of Pennsylvania                               41,540
                                        6,773    Republic Bancorp, Inc.                                                 91,165
                                        1,284    Republic Bancorp, Inc. Class A                                         32,216
                                        2,860    Republic First Bancorp, Inc. (a)                                       36,951
                                        1,300    Rockville Financial, Inc.                                              23,205
                                          785    Royal Bancshares of Pennsylvania Class A                               20,640
                                        1,500    S&T Bancorp, Inc.                                                      52,005
                                        6,000    S1 Corp. (a)                                                           33,060
                                        2,575    SVB Financial Group (a)                                               120,047
                                          210    SY Bancorp, Inc.                                                        5,880
                                          750    Sandy Spring Bancorp, Inc.                                             28,635
                                          189    Savannah Bancorp, Inc.                                                  5,152
                                        2,670    Seacoast Banking Corp. of Florida                                      66,216
                                          450    Shore Bancshares, Inc.                                                 13,550
                                        3,000    Signature Bank (a)                                                     92,940
                                          500    Simmons First National Corp. Class A                                   15,775
                                        9,204    Sky Financial Group, Inc.                                             262,682
                                        6,055    The South Financial Group, Inc.                                       161,002
                                          500    Southside Bancshares, Inc.                                             12,865
                                        1,900    Southwest Bancorp, Inc.                                                52,934
                                          132    Southwest Georgia Financial Corp.                                       2,548
                                          725    State Bancorp, Inc.                                                    13,819
                                        2,605    Sterling Bancorp                                                       51,319
                                        7,125    Sterling Bancshares, Inc.                                              92,768
                                          700    Suffolk Bancorp                                                        26,691
                                          500    Summit Financial Group, Inc.                                            9,625
                                        1,188    Sun Bancorp, Inc. (a)                                                  25,031
                                        1,000    Superior Bancorp (a)                                                   11,340
                                        4,672    Susquehanna Bancshares, Inc.                                          125,583
                                        9,190    TCF Financial Corp.                                                   251,990
                                       16,614    TD Banknorth, Inc.                                                    536,300
                                        3,300    Texas Capital Bancshares, Inc. (a)                                     65,604
                                        1,400    Texas United Bancshares, Inc.                                          48,076
                                          632    Tompkins Trustco, Inc.                                                 28,724
                                          900    Trico Bancshares                                                       24,489
                                        5,260    TrustCo Bank Corp. NY                                                  58,491
                                        3,400    Trustmark Corp.                                                       111,214
                                        8,250    UCBH Holdings, Inc.                                                   144,870
                                        2,620    UMB Financial Corp.                                                    95,656
                                        1,183    USB Holding Co., Inc.                                                  28,510
                                        4,536    Umpqua Holdings Corp.                                                 133,494
                                          750    Union Bankshares Corp.                                                 22,943
                                       10,700    UnionBanCal Corp.                                                     655,375
                                          337    United Bancorp, Inc.                                                    3,326

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        3,400    United Bankshares, Inc.                                          $    131,410
                                        1,632    United Community Financial Corp.                                       19,976
                                        2,200    United Western Bancorp, Inc. (a)                                       43,978
                                        8,202    Valley National Bancorp                                               217,435
                                        2,300    Vineyard National Bancorp                                              52,946
                                        2,546    Virginia Commerce Bancorp (a)                                          50,614
                                          450    Virginia Financial Group, Inc.                                         12,596
                                          900    WSFS Financial Corp.                                                   60,237
                                          800    Washington Trust Bancorp, Inc.                                         22,312
                                        1,300    WesBanco, Inc.                                                         43,589
                                          800    West Coast Bancorp                                                     27,712
                                        2,200    Westamerica Bancorp.                                                  111,386
                                        1,300    Western Alliance Bancorp (a)                                           45,201
                                        4,225    Whitney Holding Corp.                                                 137,820
                                        4,900    Wilmington Trust Corp.                                                206,633
                                        2,300    Wilshire Bancorp, Inc.                                                 43,631
                                        2,350    Wintrust Financial Corp.                                              112,847
                                        1,500    Yardville National Bancorp                                             56,580
                                                                                                                  ------------
                                                                                                                    14,785,535
------------------------------------------------------------------------------------------------------------------------------
Business Machines - 1.4%               24,790    3Com Corp. (a)                                                        101,887
                                        2,200    3D Systems Corp. (a)(f)                                                35,112
                                        3,700    ActivIdentity Corp. (a)                                                18,759
                                        7,700    Adaptec, Inc. (a)                                                      35,882
                                          500    American Railcar Industries, Inc.                                      17,020
                                        5,000    American Software Class A                                              34,650
                                        1,500    Analogic Corp.                                                         84,210
                                        2,600    Arbitron, Inc.                                                        112,944
                                        2,615    Avici Systems, Inc. (a)                                                20,266
                                        3,400    Avocent Corp. (a)                                                     115,090
                                       26,840    BEA Systems, Inc. (a)                                                 337,647
                                        1,700    Black Box Corp.                                                        71,383
                                        4,800    Borland Software Corp. (a)                                             26,112
                                          600    California First National Bancorp                                       8,388
                                        1,750    Charles & Colvard Ltd.                                                 14,000
                                          700    Communication Intelligence (a)                                            136
                                        1,900    Computer Horizons Corp. (a)                                             8,588
                                        3,900    Concurrent Computer Corp. (a)                                           7,059
                                        2,100    Convera Corp. (a)(f)                                                    9,639
                                        3,375    Cray, Inc. (a)                                                         40,095
                                        4,500    Diebold, Inc.                                                         209,700
                                          900    Digi International, Inc. (a)                                           12,411
                                        3,600    Digital Lightwave, Inc. (a)(f)                                            547
                                        2,300    Emageon, Inc. (a)                                                      35,328
                                           30    Exabyte Corp. (a)                                                           0
                                        4,551    Fair Isaac Corp.                                                      184,998
                                        5,000    Flow International Corp. (a)                                           55,100
                                        8,000    Foundry Networks, Inc. (a)                                            119,840
                                       16,900    Gateway, Inc. (a)                                                      33,969
                                        2,900    Hanger Orthopedic Group, Inc. (a)                                      21,837
                                        3,100    Hypercom Corp. (a)                                                     19,685
                                        8,000    IKON Office Solutions, Inc.                                           130,960
                                        4,300    Immersion Corp. (a)                                                    31,175

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        4,800    Input/Output, Inc. (a)                                           $     65,424
                                        9,870    Integrated Device Technology, Inc. (a)                                152,788
                                        2,200    InterVoice, Inc. (a)                                                   16,852
                                        3,060    Iomega Corp. (a)                                                       10,802
                                        1,400    iRobot Corp. (a)                                                       25,284
                                        6,000    LTX Corp. (a)                                                          33,600
                                        2,100    Lantronix, Inc. (a)                                                     3,423
                                        4,700    MIPS Technologies, Inc. (a)                                            39,010
                                          200    MTI Technology Corp. (a)                                                  150
                                        9,410    McData Corp. (a)                                                       52,225
                                       13,149    Microchip Technology, Inc.                                            429,972
                                        2,500    Micros Systems, Inc. (a)                                              131,750
                                        6,200    Napster, Inc. (a)                                                      22,506
                                        7,500    Network Engines, Inc. (a)                                              19,500
                                        3,100    Omnicell, Inc. (a)                                                     57,753
                                        1,000    PAR Technology Corp. (a)                                                9,020
                                        6,826    Palm, Inc. (a)                                                         96,178
                                        3,385    Premiere Global Services, Inc. (a)                                     31,954
                                        2,500    Rackable Systems, Inc. (a)                                             77,425
                                          700    Rimage Corp. (a)                                                       18,200
                                        7,543    Salesforce.com, Inc. (a)                                              274,942
                                        2,800    ScanSource, Inc. (a)                                                   85,120
                                        2,200    Sigma Designs, Inc. (a)                                                55,990
                                        2,600    Spatialight, Inc. (a)(f)                                                3,510
                                          445    SumTotal Systems, Inc. (a)                                              2,692
                                        5,855    Sybase, Inc. (a)                                                      144,619
                                        4,100    Tech Data Corp. (a)                                                   155,267
                                       12,900    Total System Services, Inc.                                           340,431
                                          940    Transact Technologies, Inc. (a)                                         7,774
                                        5,100    VeriFone Holdings, Inc. (a)                                           180,540
                                        2,075    Vitria Technology, Inc. (a)                                             5,582
                                        3,250    Web.com, Inc. (a)                                                      13,618
                                        3,100    White Electronic Designs Corp. (a)                                     16,864
                                                                                                                  ------------
                                                                                                                     4,535,182
------------------------------------------------------------------------------------------------------------------------------
Business Services - 9.9%                2,840    24/7 Real Media, Inc. (a)                                              25,702
                                        1,000    4Kids Entertainment, Inc. (a)                                          18,220
                                        7,100    @Road, Inc. (a)                                                        51,830
                                        2,900    ABM Industries, Inc.                                                   65,859
                                        3,400    AMICAS, Inc. (a)                                                        9,996
                                        3,020    AMN Healthcare Services, Inc. (a)                                      83,171
                                       11,100    Aastrom Biosciences, Inc. (a)                                          13,653
                                       59,000    Accenture Ltd. Class A                                              2,178,870
                                        3,700    Actuate Corp. (a)                                                      21,978
                                           40    Adept Technology, Inc. (a)                                                468
                                        4,590    Adesa, Inc.                                                           127,372
                                        1,800    Administaff, Inc.                                                      76,986
                                        1,900    Advent Software, Inc. (a)                                              67,051
                                        1,900    The Advisory Board Co. (a)                                            101,726
                                        1,800    Advo, Inc.                                                             58,680
                                        3,260    Affymetrix, Inc. (a)                                                   75,176
                                        3,300    Agile Software Corp. (a)                                               20,295
                                       10,900    Akamai Technologies, Inc. (a)                                         579,008

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        1,813    Aksys Ltd. (a)(f)                                                $        236
                                        3,400    Alfacell Corp. (a)(f)                                                   5,814
                                        4,400    Alliance Data Systems Corp. (a)                                       274,868
                                        1,000    The Allied Defense Group, Inc. (a)                                     21,250
                                        3,100    Allied Healthcare International, Inc. (a)                               9,083
                                        1,300    Alnylam Pharmaceuticals, Inc. (a)                                      27,820
                                        2,500    Alteon, Inc. (a)                                                          375
                                        2,800    Altiris, Inc. (a)                                                      71,064
                                          600    Ambassadors International, Inc.                                        27,372
                                        1,960    American Ecology Corp.                                                 36,280
                                           48    American Independence Corp. (a)                                           518
                                        2,100    American Reprographics Co. (a)                                         69,951
                                        1,400    American Superconductor Corp. (a)                                      13,734
                                          200    Analysts International Corp. (a)                                          374
                                          700    Angelica Corp.                                                         18,060
                                        2,600    Ansoft Corp. (a)                                                       72,280
                                        2,600    Answerthink, Inc. (a)                                                   8,008
                                        2,600    Ansys, Inc. (a)                                                       113,074
                                        4,845    aQuantive, Inc. (a)                                                   119,478
                                       11,990    Aramark Corp.                                                         401,065
                                        4,700    Arbinet-Thexchange, Inc. (a)                                           25,803
                                        4,154    Ariba, Inc. (a)                                                        32,152
                                        6,271    Art Technology Group, Inc. (a)                                         14,611
                                        3,900    Aspen Technology, Inc. (a)                                             42,978
                                        9,400    Atari, Inc. (a)                                                         5,358
                                        2,600    Audible, Inc. (a)                                                      20,618
                                        2,000    Authentidate Holding Corp. (a)                                          3,200
                                        4,200    The BISYS Group, Inc. (a)                                              54,222
                                            7    BPO Management Services, Inc.                                              17
                                        1,800    Bankrate, Inc. (a)                                                     68,310
                                          102    Baran Group Ltd.                                                        1,397
                                          600    Barrett Business Services                                              14,052
                                       12,400    BearingPoint, Inc. (a)                                                 97,588
                                        1,848    Blackbaud, Inc.                                                        48,048
                                        2,900    Blackboard, Inc. (a)                                                   87,116
                                          870    Blue Coat Systems, Inc. (a)                                            20,836
                                          100    Bottomline Technologies, Inc. (a)                                       1,145
                                        2,100    Bowne & Co., Inc.                                                      33,474
                                        2,600    Bright Horizons Family Solutions, Inc. (a)                            100,516
                                        3,400    The Brink's Co.                                                       217,328
                                       19,500    Brocade Communications Systems, Inc. (a)                              160,095
                                        6,600    Brookdale Senior Living, Inc.                                         316,800
                                        1,150    BSQUARE Corp. (a)                                                       3,266
                                        1,800    CACI International, Inc. Class A (a)                                  101,700
                                        7,845    CBIZ, Inc. (a)                                                         54,680
                                        1,200    CDI Corp.                                                              29,880
                                        5,145    CDW Corp.                                                             361,796
                                        2,100    COMSYS IT Partners, Inc. (a)                                           42,441
                                          900    CRA International, Inc. (a)                                            47,160
                                        3,365    CSG Systems International, Inc. (a)                                    89,946
                                           46    Callwave, Inc. (a)                                                        124
                                        2,200    Capella Education Co. (a)                                              53,350

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        4,668    Career Education Corp. (a)                                       $    115,673
                                        4,500    Carreker Corp. (a)                                                     34,380
                                        1,300    Casella Waste Systems, Inc. (a)                                        15,899
                                        2,400    Catalina Marketing Corp.                                               66,000
                                        1,000    Catapult Communications Corp. (a)                                       8,980
                                        2,400    Cbeyond Communications, Inc. (a)                                       73,416
                                        3,550    Cell Genesys, Inc. (a)(f)                                              12,034
                                        9,300    Ceridian Corp. (a)                                                    260,214
                                        5,100    Cerner Corp. (a)                                                      232,050
                                        5,290    CheckFree Corp. (a)                                                   212,446
                                        2,300    Chemed Corp.                                                           85,054
                                        2,900    Chipotle Mexican Grill, Inc. Class A (a)(f)                           165,300
                                        4,533    ChoicePoint, Inc. (a)                                                 178,510
                                        4,300    Chordiant Software, Inc. (a)                                           14,233
                                        3,800    Ciber, Inc. (a)                                                        25,764
                                        1,900    Clean Harbors, Inc. (a)                                                91,979
                                       24,300    Clear Channel Outdoor Holdings, Inc. Class A (a)                      678,213
                                        4,400    Cogent Communications Group, Inc. (a)                                  71,368
                                        5,000    Cogent, Inc. (a)                                                       55,050
                                        1,700    Collectors Universe                                                    22,780
                                        4,100    Commvault Systems, Inc. (a)                                            82,041
                                        1,300    Computer Programs & Systems, Inc.                                      44,187
                                        1,900    Concur Technologies, Inc. (a)                                          30,476
                                        6,150    Copart, Inc. (a)                                                      184,500
                                        7,406    Corillian Corp. (a)                                                    27,921
                                        6,835    Corinthian Colleges, Inc. (a)                                          93,161
                                          800    Cornell Cos., Inc. (a)                                                 14,664
                                        2,600    Corporate Executive Board Co.                                         228,020
                                        1,100    CoStar Group, Inc. (a)                                                 58,916
                                          337    Courier Corp.                                                          13,133
                                        1,600    Covansys Corp. (a)                                                     36,720
                                        1,281    Credit Acceptance Corp. (a)                                            42,696
                                        3,500    Cross Country Healthcare, Inc. (a)                                     76,370
                                        8,400    CuraGen Corp. (a)                                                      38,640
                                        1,900    CyberSource Corp. (a)                                                  20,938
                                          440    DG FastChannel, Inc. (a)                                                5,931
                                        1,000    DSL.Net, Inc. (a)                                                          19
                                        3,800    DST Systems, Inc. (a)                                                 237,994
                                          100    Deltathree, Inc. Class A (a)                                              126
                                        3,600    Deluxe Corp.                                                           90,720
                                        2,600    Dendrite International, Inc. (a)                                       27,846
                                        2,800    DeVry, Inc.                                                            78,400
                                        4,100    Digimarc Corp. (a)                                                     36,162
                                        2,500    Digital Insight Corp. (a)                                              96,225
                                        2,200    Digital River, Inc. (a)                                               122,738
                                        3,879    Digitas, Inc. (a)                                                      52,017
                                       19,634    Discovery Holding Co. (a)                                             315,911
                                        2,400    Diversa Corp. (a)                                                      26,112
                                        3,000    DivX, Inc. (a)(f)                                                      69,210
                                        2,500    DocuCorp International, Inc. (a)                                       25,450
                                        2,300    Dollar Financial Corp. (a)                                             64,078
                                        3,900    Dot Hill Systems Corp. (a)                                             15,327

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        3,400    Dun & Bradstreet Corp. (a)                                       $    281,486
                                        3,000    Dyax Corp. (a)                                                          9,090
                                        1,800    EPIQ Systems, Inc. (a)                                                 30,546
                                        1,775    EVCI Career Colleges Holding Corp. (a)                                    781
                                       11,600    EarthLink, Inc. (a)                                                    82,360
                                           10    EasyLink Services Corp. (a)                                                28
                                        2,500    Echelon Corp. (a)                                                      20,000
                                        2,600    Eclipsys Corp. (a)                                                     53,456
                                        1,200    eCollege.com, Inc. (a)                                                 18,780
                                          600    Ediets.Com, Inc. (a)                                                    2,328
                                          700    Educate, Inc. (a)                                                       4,984
                                        3,100    eFunds Corp. (a)                                                       85,250
                                           20    Egain Communications Corp. (a)                                             26
                                           40    eLoyalty Corp. (a)                                                        746
                                        4,200    Embarcadero Technologies, Inc. (a)                                     25,704
                                       13,492    Emdeon Corp. (a)                                                      167,166
                                          626    eMerge Interactive, Inc. (a)                                              601
                                        6,800    Encysive Pharmaceuticals, Inc. (a)                                     28,628
                                        2,300    Ennis, Inc.                                                            56,258
                                        4,200    Entrust, Inc. (a)                                                      17,934
                                        3,800    Epicor Software Corp. (a)                                              51,338
                                        2,975    eResearch Technology, Inc. (a)                                         20,022
                                        1,300    Essex Corp. (a)                                                        31,083
                                        2,945    Euronet Worldwide, Inc. (a)                                            87,437
                                            2    Evolve Software, Inc. (a)                                                   0
                                        3,200    Evolving Systems, Inc. (a)                                              3,712
                                        8,900    Exelixis, Inc. (a)                                                     80,100
                                        3,000    ExlService Holdings, Inc. (a)                                          63,120
                                          900    Exponent, Inc. (a)                                                     16,794
                                        2,100    F5 Networks, Inc. (a)                                                 155,841
                                        1,600    FTD Group, Inc. (a)                                                    28,624
                                        2,050    FTI Consulting, Inc. (a)                                               57,174
                                        3,350    Factset Research Systems, Inc.                                        189,208
                                        2,800    FalconStor Software, Inc. (a)                                          24,220
                                        3,700    First Advantage Corp. Class A (a)                                      84,952
                                        3,600    First Consulting Group, Inc. (a)                                       49,536
                                          108    Five Star Quality Care, Inc. (a)                                        1,204
                                        1,300    Forrester Research, Inc. (a)                                           35,243
                                        3,300    Franklin Covey Co. (a)                                                 23,034
                                        2,100    G&K Services, Inc. Class A                                             81,669
                                        3,900    GP Strategies Corp. (a)                                                32,370
                                        1,103    GSE Systems, Inc. (a)                                                   7,335
                                        1,700    GTSI Corp. (a)                                                         15,742
                                        3,160    Gaiam, Inc. (a)                                                        43,229
                                        3,300    Gentiva Health Services, Inc. (a)                                      62,898
                                        1,800    The Geo Group, Inc. (a)                                                67,536
                                        2,700    Gevity HR, Inc.                                                        63,963
                                          100    Gliatech, Inc. (a)                                                          0
                                        3,900    Global Cash Access, Inc. (a)                                           63,297
                                        4,100    Global Imaging Systems, Inc. (a)                                       89,995
                                        6,420    Global Payments, Inc.                                                 297,246
                                          300    Globix Corp. (a)                                                        1,305

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        1,800    Greenfield Online, Inc. (a)                                      $     25,740
                                          200    Gulfport Energy Corp. (a)                                               2,718
                                        6,400    Hansen Natural Corp. (a)                                              215,232
                                        7,900    Harris Interactive, Inc. (a)                                           39,816
                                        4,300    Harte-Hanks, Inc.                                                     119,153
                                        1,900    Heidrick & Struggles International, Inc. (a)                           80,484
                                        7,220    Hewitt Associates, Inc. Class A (a)                                   185,915
                                        2,100    Horizon Health Corp. (a)                                               41,097
                                        2,600    Hudson Highland Group, Inc. (a)                                        43,368
                                        1,900    Huron Consulting Group, Inc. (a)                                       86,146
                                        4,679    Hyperion Solutions Corp. (a)                                          168,163
                                        2,300    i2 Technologies, Inc. (a)(f)                                           52,486
                                          800    ICT Group, Inc. (a)                                                    25,272
                                        3,200    IHS, Inc. Class A (a)                                                 126,336
                                        1,580    IPIX Corp. (a)                                                              0
                                        3,010    ITT Educational Services, Inc. (a)                                    199,774
                                        2,000    Idenix Pharmaceuticals, Inc. (a)                                       17,380
                                        2,100    iGate Corp. (a)                                                        14,448
                                        2,800    I-many, Inc. (a)                                                        4,620
                                        1,600    Imergent, Inc. (a)(f)                                                  45,824
                                        1,400    Indus International, Inc. (a)                                           5,306
                                        1,000    Infinity Pharmaceuticals, Inc. (a)                                     12,450
                                        1,600    Infocrossing, Inc. (a)                                                 26,080
                                        3,900    InFocus Corp. (a)                                                      10,413
                                        4,800    Informatica Corp. (a)                                                  58,608
                                        2,700    Inforte Corp. (a)                                                      10,098
                                        2,940    InfoSpace, Inc. (a)                                                    60,299
                                        3,200    infoUSA, Inc.                                                          38,112
                                        4,700    Innerworkings, Inc. (a)                                                75,012
                                        1,093    Innovative Solutions & Support, Inc. (a)                               18,614
                                        1,800    Insteel Industries, Inc.                                               32,022
                                          366    Insure.com, Inc. (a)                                                    1,398
                                           83    InsWeb Corp. (a)                                                          263
                                          600    Integral Systems, Inc.                                                 13,902
                                        3,700    Integrated Alarm Services Group, Inc. (a)(f)                           12,025
                                        2,100    Interactive Intelligence, Inc. (a)                                     47,082
                                        4,200    Intermec, Inc. (a)                                                    101,934
                                        2,010    Internap Network Services Corp. (a)                                    39,939
                                        1,000    Intersections, Inc. (a)                                                10,560
                                        2,800    Interwoven, Inc. (a)                                                   41,076
                                        2,100    Intevac, Inc. (a)                                                      54,495
                                          125    Intrusion, Inc. (a)                                                        56
                                        2,680    inVentiv Health, Inc. (a)                                              94,738
                                        3,500    Invitrogen Corp. (a)                                                  198,065
                                        3,600    Ipass, Inc. (a)                                                        21,168
                                        8,650    Iron Mountain, Inc. (a)                                               357,591
                                        1,900    JDA Software Group, Inc. (a)                                           26,163
                                        6,000    Jack Henry & Associates, Inc.                                         128,400
                                        3,785    Jacobs Engineering Group, Inc. (a)                                    308,629
                                        1,900    John H. Harland Co.                                                    95,380
                                        1,900    Jupitermedia Corp. (a)                                                 15,048
                                        1,900    Kanbay International, Inc. (a)                                         54,663

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        3,636    Keane, Inc. (a)                                                  $     43,305
                                        2,000    Kelly Services, Inc. Class A                                           57,880
                                        2,100    Kenexa Corp. (a)                                                       69,846
                                        1,500    Keryx Biopharmaceuticals, Inc. (a)                                     19,950
                                        1,300    Keynote Systems, Inc. (a)                                              13,780
                                        3,970    Kforce, Inc. (a)                                                       48,315
                                        3,695    Kinder Morgan Management, LLC (a)                                     168,788
                                        1,700    Kintera, Inc. (a)                                                       2,125
                                        3,300    Knology, Inc. (a)                                                      35,112
                                        1,400    Korn/Ferry International (a)                                           32,144
                                        2,875    Kronos, Inc. (a)                                                      105,627
                                        5,551    L-1 Identity Solutions, Inc. (a)                                       83,987
                                        1,300    LECG Corp. (a)                                                         24,024
                                           42    LQ Corp., Inc. (a)                                                         47
                                        3,200    Labor Ready, Inc. (a)                                                  58,656
                                        7,907    Lamar Advertising Co. Class A (a)                                     517,039
                                        2,900    Laureate Education, Inc. (a)                                          141,027
                                        8,600    Lawson Software, Inc. (a)                                              63,554
                                          900    Layne Christensen Co. (a)                                              29,547
                                        3,800    Learning Tree International, Inc. (a)                                  33,782
                                          100    Level 8 Systems, Inc. (a)                                                   2
                                        2,419    Lightbridge, Inc. (a)                                                  32,753
                                        1,500    Lincoln Educational Services Corp. (a)                                 20,235
                                        2,700    Lionbridge Technologies, Inc. (a)                                      17,388
                                        5,600    LivePerson, Inc. (a)                                                   29,400
                                          500    Local.com Corp. (a)                                                     2,025
                                        2,200    LoJack Corp. (a)                                                       37,576
                                        1,342    LookSmart, Ltd. (a)                                                     5,985
                                        1,200    Luminex Corp. (a)                                                      15,240
                                          900    MAXIMUS, Inc.                                                          27,702
                                        4,400    MIVA, Inc. (a)                                                         14,916
                                        3,500    MPS Group, Inc. (a)                                                    49,630
                                        1,700    MSC.Software Corp. (a)                                                 25,891
                                          200    MWI Veterinary Supply, Inc. (a)                                         6,460
                                        2,900    Macquarie Infrastructure Co. Trust                                    102,892
                                        3,390    Macrovision Corp. (a)                                                  95,801
                                        2,040    Magma Design Automation, Inc. (a)                                      18,217
                                        3,900    Management Network Group, Inc. (a)                                      5,850
                                        1,700    Manhattan Associates, Inc. (a)                                         51,136
                                        5,416    Manpower, Inc.                                                        405,821
                                        1,695    Mantech International Corp. Class A (a)                                62,427
                                        1,200    Mapinfo Corp. (a)                                                      15,660
                                        2,400    Marchex, Inc. Class B                                                  32,112
                                        1,200    MarketAxess Holdings, Inc. (a)                                         16,284
                                        2,200    Marlin Business Services, Inc. (a)                                     52,866
                                        2,087    Matria Healthcare, Inc. (a)                                            59,960
                                        1,600    Maxygen, Inc. (a)                                                      17,232
                                        8,377    McAfee, Inc. (a)                                                      237,739
                                        4,100    Mechanical Technology, Inc. (a)                                         7,749
                                        1,800    Medical Staffing Network Holdings, Inc. (a)                            10,566
                                        3,000    Mentor Graphics Corp. (a)                                              54,090
                                        3,500    Merge Technologies, Inc. (a)                                           22,890

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          925    Metro One Telecommunications (a)                                 $      2,386
                                          400    Michael Baker Corp. (a)                                                 9,060
                                          990    MicroStrategy, Inc. Class A (a)                                       112,870
                                        7,400    Microvision, Inc. (a)                                                  23,606
                                        3,700    Millennium Cell, Inc. (a)(f)                                            3,330
                                        5,966    Mindspeed Technologies, Inc. (a)                                       11,395
                                        1,100    Mobius Management Systems, Inc. (a)                                     7,315
                                          400    Moldflow Corp. (a)                                                      5,556
                                        1,900    Momenta Pharmaceuticals, Inc. (a)                                      29,887
                                        3,600    Morgans Hotel Group Co. (a)                                            60,948
                                        2,200    Morningstar, Inc. (a)                                                  99,110
                                        6,000    NAVTEQ Corp. (a)                                                      209,820
                                        3,200    NIC, Inc. (a)                                                          15,904
                                        2,800    NMS Communications Corp. (a)                                            5,740
                                        1,900    NMT Medical, Inc. (a)                                                  25,707
                                          800    NVE Corp. (a)(f)                                                       24,576
                                        4,200    National Instruments Corp.                                            114,408
                                          240    Natural Health Trends Corp. (a)                                           360
                                        2,000    Nautilus, Inc.                                                         28,000
                                        2,800    Navigant Consulting, Inc. (a)                                          55,328
                                           13    NaviSite, Inc. (a)                                                         90
                                        3,820    Netflix, Inc. (a)                                                      98,785
                                           57    NetManage, Inc. (a)                                                       302
                                        2,100    NetRatings, Inc. (a)                                                   36,771
                                          200    NetScout Systems, Inc. (a)                                              1,660
                                           20    NetSol Technologies, Inc. (a)                                              27
                                        4,600    NeuStar, Inc. Class A (a)                                             149,224
                                          200    New Century Equity Holdings Corp.                                          42
                                        3,900    New Frontier Media, Inc.                                               37,479
                                        6,300    NexCen Brands, Inc. (a)                                                45,549
                                        1,100    Nighthawk Radiology Holdings, Inc. (a)                                 28,050
                                        2,900    NutriSystem, Inc. (a)                                                 183,831
                                        3,200    Odyssey Marine Exploration, Inc. (a)                                    9,344
                                        1,900    Omniture, Inc. (a)                                                     26,752
                                        1,500    On Assignment, Inc. (a)                                                17,625
                                          200    On2 Technologies, Inc. (a)                                                240
                                        1,100    Online Resources Corp. (a)                                             11,231
                                           60    Onvia, Inc. (a)                                                           354
                                        1,200    Open Solutions, Inc. (a)                                               45,168
                                       13,000    OpenTV Corp. (a)                                                       30,160
                                        7,561    Openwave Systems, Inc. (a)                                             69,788
                                        1,200    Opnet Technologies, Inc. (a)                                           17,340
                                        4,500    Opsware, Inc. (a)                                                      39,690
                                        4,037    Option Care, Inc.                                                      57,527
                                        3,200    Orbital Sciences Corp. (a)                                             59,008
                                        1,745    Orchid Cellmark, Inc. (a)                                               5,410
                                          800    Overland Storage, Inc. (a)                                              3,600
                                          700    PC Mall, Inc. (a)                                                       7,378
                                        1,200    PC-Tel, Inc. (a)                                                       11,220
                                          900    PDI, Inc. (a)                                                           9,135
                                        3,000    PHH Corp. (a)                                                          86,610
                                        4,591    PLATO Learning, Inc. (a)                                               24,837

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          600    PRA International, Inc. (a)                                      $     15,162
                                          570    PRG-Schultz International, Inc. (a)                                     4,560
                                        3,500    Pacific Ethanol, Inc. (a)(f)                                           53,830
                                        2,000    Packeteer, Inc. (a)                                                    27,200
                                        2,907    Panacos Pharmaceuticals, Inc. (a)                                      11,655
                                        2,300    Paxar Corp. (a)                                                        53,038
                                          500    Pegasystems, Inc.                                                       4,935
                                        2,200    People Support, Inc. (a)                                               46,310
                                        3,000    Perficient, Inc. (a)                                                   49,230
                                        6,500    Perot Systems Corp. Class A (a)                                       106,535
                                        3,795    Per-Se Technologies, Inc. (a)                                         105,425
                                          120    Pfsweb, Inc. (a)                                                          132
                                        2,050    PharmaNet Development Group, Inc. (a)                                  45,244
                                          700    Phase Forward, Inc. (a)                                                10,486
                                        1,800    Phoenix Technologies Ltd. (a)                                           8,100
                                        5,529    Polycom, Inc. (a)                                                     170,901
                                        2,300    Pomeroy IT Solutions, Inc. (a)                                         17,457
                                           33    Poniard Pharmaceuticals, Inc. (a)                                         167
                                        1,030    Pre-Paid Legal Services, Inc. (a)(f)                                   40,304
                                           10    Prescient Applied Intelligence, Inc. (a)                                    1
                                        3,133    Priceline.com, Inc. (a)                                               136,630
                                        1,300    Primus Guaranty Ltd. (a)                                               15,015
                                        1,600    Princeton Review, Inc. (a)                                              8,448
                                        3,600    Progress Software Corp. (a)                                           100,548
                                        1,800    ProQuest Co. (a)                                                       18,810
                                          102    Protection One, Inc.                                                    1,142
                                        1,700    The Providence Service Corp. (a)                                       42,721
                                        1,700    QAD, Inc.                                                              14,263
                                        2,000    Quality Systems, Inc.                                                  74,540
                                        8,700    Quest Software, Inc. (a)                                              127,455
                                          500    Quixote Corp.                                                           9,835
                                        1,500    Quovadx, Inc. (a)                                                       4,230
                                        5,522    R.H. Donnelley Corp. (a)                                              346,395
                                        6,375    RPC, Inc.                                                             107,610
                                        1,700    Radiant Systems, Inc. (a)                                              17,748
                                        8,600    RealNetworks, Inc. (a)                                                 94,084
                                       12,900    Red Hat, Inc. (a)                                                     296,700
                                        3,700    Redback Networks, Inc. (a)                                             92,278
                                        1,700    Renaissance Learning, Inc.                                             30,141
                                        7,400    Republic Services, Inc. Class A                                       300,958
                                        4,200    Resources Connection, Inc. (a)                                        133,728
                                        1,465    Rigel Pharmaceuticals, Inc. (a)                                        17,390
                                        2,000    RightNow Technologies, Inc. (a)                                        34,440
                                        5,400    Riverbed Technology, Inc. (a)(f)                                      165,780
                                        2,400    Rural Cellular Corp. Class A (a)                                       31,536
                                        4,100    Rural/Metro Corp. (a)                                                  33,128
                                        4,033    SAVVIS, Inc. (a)                                                      143,978
                                        2,415    The SCO Group, Inc. (a)                                                 2,705
                                        4,900    SM&A (a)                                                               28,420
                                        1,400    SPAR Group, Inc. (a)                                                    1,694
                                        2,009    SPSS, Inc. (a)                                                         60,411
                                        2,500    SRA International, Inc. Class A (a)                                    66,850

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,400    SYKES Enterprises, Inc. (a)                                      $     42,336
                                          800    SYNNEX Corp. (a)                                                       17,552
                                        1,229    Saba Software, Inc. (a)                                                 7,657
                                        1,434    SafeNet, Inc. (a)                                                      34,330
                                           30    Salon Media Group, Inc. (a)                                                60
                                        7,700    Sapient Corp. (a)                                                      42,273
                                          100    Scientific Learning Corp. (a)                                             549
                                        1,900    SeaChange International, Inc. (a)                                      19,418
                                        3,200    Secure Computing Corp. (a)                                             20,992
                                        5,700    Selectica, Inc. (a)                                                    10,089
                                        2,800    Senomyx, Inc. (a)                                                      36,372
                                          666    Sequenom, Inc. (a)                                                      3,117
                                       20,500    The ServiceMaster Co.                                                 268,755
                                       98,225    Sirius Satellite Radio, Inc. (a)(f)                                   347,717
                                        3,200    Sirona Dental Systems, Inc.                                           123,232
                                        4,400    Sitel Corp. (a)                                                        18,568
                                        2,500    Smith Micro Software, Inc. (a)                                         35,475
                                        6,500    Sonic Foundry, Inc. (a)                                                30,550
                                        3,700    SonicWALL, Inc. (a)                                                    31,154
                                        3,200    Spartech Corp.                                                         83,904
                                        3,600    Spherion Corp. (a)                                                     26,748
                                          100    Standard Parking Corp. (a)                                              3,841
                                        1,800    The Standard Register Co.                                              21,600
                                        2,900    Stanley, Inc. (a)                                                      49,039
                                          800    Startek, Inc.                                                          10,832
                                        3,000    Stericycle, Inc. (a)                                                  226,500
                                          620    Stratasys, Inc. (a)                                                    19,474
                                        6,000    Strategic Diagnostics, Inc. (a)                                        22,680
                                        1,100    Strayer Education, Inc.                                               116,655
                                        3,000    SupportSoft, Inc. (a)                                                  16,440
                                       16,700    Sycamore Networks, Inc. (a)                                            62,792
                                        2,300    Symyx Technologies Inc. (a)                                            49,657
                                       11,000    Synagro Technologies, Inc.                                             48,620
                                          800    Synchronoss Technologies, Inc. (a)                                     10,976
                                        8,405    Synopsys, Inc. (a)                                                    224,666
                                        1,600    Synplicity, Inc. (a)                                                   10,016
                                        1,700    Syntel, Inc.                                                           45,560
                                        1,300    Sypris Solutions, Inc.                                                  9,035
                                       16,200    TIBCO Software, Inc. (a)                                              152,928
                                          600    TNS, Inc. (a)                                                          11,550
                                          800    TRC Cos., Inc. (a)                                                      6,904
                                          100    Taleo Corp. Class A (a)                                                 1,367
                                        3,123    Talx Corp.                                                             85,726
                                          880    Tapestry Pharmaceuticals, Inc. (a)                                      1,716
                                           15    Technology Solutions Co. (a)                                              103
                                        2,300    TechTeam Global, Inc. (a)                                              25,875
                                          200    TeleCommunication Systems, Inc. Class A (a)                               620
                                        4,600    TeleTech Holdings, Inc. (a)                                           109,848
                                          200    Tenfold Corp. (a)                                                          66
                                        5,625    Tetra Tech, Inc. (a)                                                  101,756
                                        6,050    Tetra Technologies, Inc. (a)                                          154,759
                                        1,500    TheStreet.com, Inc.                                                    13,350

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,000    Thomas Group, Inc.                                               $     30,080
                                        4,200    TradeStation Group, Inc. (a)                                           57,750
                                        2,900    Transaction Systems Architects, Inc. Class A (a)                       94,453
                                        3,400    Trident Microsystems, Inc. (a)                                         61,812
                                        4,300    Trizetto Group (a)                                                     78,991
                                        8,777    Tumbleweed Communications Corp. (a)                                    23,084
                                        3,600    URS Corp. (a)                                                         154,260
                                        2,500    Ultimate Software Group, Inc. (a)                                      58,150
                                       10,700    Unigene Laboratories, Inc. (a)                                         26,643
                                        3,653    United Online, Inc.                                                    48,512
                                          600    Universal Electronics, Inc. (a)                                        12,612
                                        1,255    Universal Technical Institute, Inc. (a)                                27,874
                                           16    Uphonia, Inc. (a)                                                           0
                                        3,600    VA Software Corp. (a)                                                  18,108
                                        1,700    VASCO Data Security International, Inc. (a)                            20,077
                                        6,355    ValueClick, Inc. (a)                                                  150,169
                                        1,900    Verint Systems, Inc. (a)                                               65,132
                                        1,574    Verso Technologies, Inc. (a)(f)                                         1,810
                                           65    VerticalNet, Inc. (a)                                                      44
                                        1,200    Vertrue, Inc. (a)                                                      46,092
                                        2,250    Viad Corp.                                                             91,350
                                        6,030    Viewpoint Corp. (a)                                                     4,041
                                        1,730    Vignette Corp. (a)                                                     29,531
                                        3,800    VistaPrint Ltd. (a)                                                   125,818
                                          900    Vital Images, Inc. (a)                                                 31,320
                                        1,600    Volt Information Sciences, Inc. (a)                                    80,336
                                        3,150    Waste Connections, Inc. (a)                                           130,883
                                          100    Waste Industries USA, Inc.                                              3,052
                                        3,440    Watson Wyatt Worldwide, Inc.                                          155,316
                                          666    Wave Systems Corp. Class A (a)                                          1,712
                                        2,800    WebEx Communications, Inc. (a)                                         97,692
                                        4,200    WebMD Health Corp. Class A (a)                                        168,084
                                        3,200    webMethods, Inc. (a)                                                   23,552
                                        2,800    Websense, Inc. (a)                                                     63,924
                                          400    WebSideStory, Inc. (a)                                                  5,064
                                        2,800    Website Pros, Inc. (a)                                                 25,340
                                        6,350    Weight Watchers International, Inc.                                   333,566
                                          500    Westaff, Inc. (a)                                                       2,745
                                        5,000    Wind River Systems, Inc. (a)                                           51,250
                                        4,400    Wireless Facilities, Inc. (a)                                          12,540
                                        3,400    Witness Systems, Inc. (a)                                              59,602
                                          200    Worldgate Communications (a)                                              268
                                        7,600    Wynn Resorts Ltd.                                                     713,260
                                        3,400    Zix Corp. (a)(f)                                                        4,046
                                                                                                                  ------------
                                                                                                                    32,270,274
------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.7%                        1,000    AEP Industries, Inc. (a)                                               53,310
                                        1,600    AMCOL International Corp.                                              44,384
                                        1,425    Aceto Corp.                                                            12,312
                                        3,800    Airgas, Inc.                                                          153,976
                                        3,200    Albemarle Corp.                                                       229,760
                                        1,400    Anika Therapeutics, Inc. (a)                                           18,578
                                        1,200    Arch Chemicals, Inc.                                                   39,972

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        1,500    Bio-Rad Laboratories, Inc. Class A (a)                           $    123,780
                                        2,700    Brady Corp.                                                           100,656
                                        4,400    Cabot Corp.                                                           191,708
                                        4,400    Calgon Carbon Corp. (a)(f)                                             27,280
                                       10,400    Celanese Corp. Series A                                               269,152
                                       10,900    Chemtura Corp.                                                        104,967
                                        2,300    Cytec Industries, Inc.                                                129,973
                                       11,836    Entegris, Inc. (a)                                                    128,066
                                        3,600    Ferro Corp.                                                            74,484
                                        3,200    Georgia Gulf Corp.                                                     61,792
                                        3,400    H.B. Fuller Co.                                                        87,788
                                          300    Hawkins, Inc.                                                           4,290
                                       14,100    Huntsman Corp. (a)                                                    267,477
                                          550    KMG Chemicals, Inc.                                                     5,500
                                        1,600    Koppers Holdings, Inc.                                                 41,712
                                        3,382    Kronos Worldwide, Inc.                                                110,118
                                        4,100    Landec Corp. (a)                                                       44,116
                                        3,415    Lubrizol Corp.                                                        171,194
                                       13,856    Lyondell Chemical Co.                                                 354,298
                                        1,600    MacDermid, Inc.                                                        54,560
                                          450    Mace Security International, Inc. (a)                                   1,152
                                        1,600    Matrixx Initiatives, Inc. (a)                                          25,488
                                       30,000    The Mosaic Co. (a)                                                    640,800
                                        8,600    Nalco Holding Co. (a)                                                 175,956
                                          720    NewMarket Corp.                                                        42,516
                                        1,900    Nuco2, Inc. (a)                                                        46,721
                                        2,200    OM Group, Inc. (a)                                                     99,616
                                        4,692    Olin Corp.                                                             77,512
                                        2,400    Omnova Solutions, Inc. (a)                                             10,992
                                        2,000    OxiGene, Inc. (a)                                                       9,600
                                          400    Penford Corp.                                                           6,920
                                        5,500    PolyOne Corp. (a)                                                      41,250
                                          600    Quaker Chemical Corp.                                                  13,242
                                        6,400    RPM International, Inc.                                               133,696
                                        4,400    Rentech, Inc. (a)(f)                                                   16,588
                                        1,900    Repligen Corp. (a)                                                      5,339
                                        3,800    Rockwood Holdings, Inc. (a)                                            95,988
                                        1,600    Rogers Corp. (a)                                                       94,640
                                        3,900    Rollins, Inc.                                                          86,229
                                        2,800    SRS Labs Inc. (a)                                                      30,296
                                        2,500    Schawk, Inc.                                                           48,850
                                        3,100    Schulman A, Inc.                                                       68,975
                                        2,200    Sensient Technologies Corp.                                            54,120
                                          400    Stepan Co.                                                             12,668
                                        1,300    TOR Minerals International, Inc. (a)                                    3,653
                                        2,200    Terra Nitrogen Co. LP                                                  74,910
                                        1,600    Tredegar Corp.                                                         36,176
                                        1,300    Trex Co., Inc. (a)(f)                                                  29,757
                                        4,500    Tronox, Inc. Class A                                                   71,955
                                        4,800    UAP Holding Corp.                                                     120,864
                                        5,700    Valspar Corp.                                                         157,548
                                        1,900    WD-40 Co.                                                              66,253

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        3,900    WR Grace & Co. (a)                                               $     77,220
                                        4,000    Wellman, Inc.                                                          12,760
                                        4,500    Westlake Chemical Corp.                                               141,210
                                        2,600    Zoltek Cos., Inc. (a)(f)                                               51,142
                                                                                                                  ------------
                                                                                                                     5,587,805
------------------------------------------------------------------------------------------------------------------------------
Construction - 1.8%                       400    Ablest, Inc. (a)                                                        2,596
                                        1,900    American Woodmark Corp. (f)                                            79,515
                                          400    Ameron International Corp.                                             30,548
                                        3,700    Apogee Enterprises, Inc.                                               71,447
                                        7,800    Armstrong Holdings, Inc. (a)                                            2,379
                                        3,200    Armstrong World Industries, Inc. (a)                                  135,648
                                        4,200    Beacon Roofing Supply, Inc. (a)                                        79,044
                                        2,564    Beazer Homes USA, Inc.                                                120,534
                                        2,000    BlueLinx Holdings, Inc.                                                20,800
                                        1,876    Brookfield Homes Corp. (f)                                             70,444
                                        2,600    Bucyrus International, Inc.                                           134,576
                                        1,900    Builders FirstSource, Inc. (a)                                         33,877
                                        2,880    Building Material Holding Corp.                                        71,107
                                          410    Cavco Industries, Inc. (a)                                             14,366
                                        2,275    Ceradyne, Inc. (a)                                                    128,537
                                        3,800    Comstock Homebuilding Cos., Inc. Class A (a)(f)                        21,850
                                          500    Dominion Homes, Inc. (a)(f)                                             2,635
                                        2,133    Dycom Industries, Inc. (a)                                             45,049
                                        1,800    EMCOR Group, Inc. (a)                                                 102,330
                                        4,220    Eagle Materials, Inc.                                                 182,431
                                        1,700    ElkCorp                                                                69,853
                                        3,975    Florida Rock Industries, Inc.                                         171,124
                                        2,850    Granite Construction, Inc.                                            143,412
                                          400    Home Solutions of America, Inc. (a)                                     2,344
                                        3,000    Hovnanian Enterprises, Inc. Class A (a)                               101,700
                                        1,400    Huttig Building Products, Inc. (a)                                      7,406
                                        1,400    InfraSource Services, Inc. (a)                                         30,478
                                        2,900    Insituform Technologies, Inc. Class A (a)                              74,994
                                        1,800    Interline Brands, Inc. (a)                                             40,446
                                          800    International Aluminum Corp.                                           39,000
                                       10,300    KBR, Inc. (a)                                                         269,448
                                          300    LS Starrett Co. Class A                                                 4,875
                                        1,850    LSI Industries, Inc.                                                   36,722
                                        1,380    Levitt Corp. Class A                                                   16,891
                                        3,316    MDC Holdings, Inc.                                                    189,178
                                        1,200    M/I Homes, Inc.                                                        45,828
                                        2,900    Martin Marietta Materials, Inc.                                       301,339
                                        2,600    Mastec, Inc. (a)                                                       30,004
                                        1,600    Meritage Homes Corp. (a)                                               76,352
                                        1,500    NCI Building Systems, Inc. (a)                                         77,625
                                          419    NVR, Inc. (a)                                                         270,255
                                        6,400    Owens Corning, Inc. (a)                                               191,360
                                          500    PGT, Inc. (a)                                                           6,325
                                        2,300    Palm Harbor Homes, Inc. (a)                                            32,246
                                          100    Patriot Transportation Holding, Inc. (a)                                9,336
                                          500    Performance Technologies, Inc. (a)                                      2,995
                                        1,400    Perini Corp. (a)                                                       43,092

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        6,400    Quanta Services, Inc. (a)                                        $    125,888
                                        3,400    Quest Resource Corp. (a)                                               34,340
                                        3,100    Ryland Group, Inc.                                                    169,322
                                        8,300    SBA Communications Corp. Class A (a)                                  228,250
                                        2,200    Simpson Manufacturing Co., Inc. (f)                                    69,630
                                          400    Skyline Corp.                                                          16,088
                                        4,700    Standard-Pacific Corp.                                                125,913
                                        3,300    Technical Olympic USA, Inc.                                            33,561
                                        2,000    Texas Industries, Inc.                                                128,460
                                        9,100    Toll Brothers, Inc. (a)                                               293,293
                                          500    UMH Properties, Inc.                                                    7,685
                                        5,100    US Concrete, Inc. (a)                                                  36,312
                                        6,600    USG Corp. (a)                                                         361,680
                                        4,000    WCI Communities, Inc. (a)                                              76,720
                                        3,500    WESCO International, Inc. (a)                                         205,835
                                        4,100    Walter Industries, Inc.                                               110,905
                                        5,300    Westell Technologies, Inc. Class A (a)                                 13,250
                                        3,800    Williams Scotsman International, Inc. (a)                              74,556
                                                                                                                  ------------
                                                                                                                     5,746,029
------------------------------------------------------------------------------------------------------------------------------
Consumer Durables - 0.7%                1,700    American Technology Corp. (a)                                           6,664
                                        1,665    Applica, Inc. (a)                                                      13,303
                                        5,740    Avis Budget Group, Inc.                                               124,501
                                          800    Bassett Furniture Industries, Inc.                                     13,072
                                        4,400    Champion Enterprises, Inc. (a)                                         41,184
                                        1,000    Compx International, Inc.                                              20,160
                                          700    Conn's, Inc. (a)                                                       16,289
                                        1,000    Design Within Reach, Inc. (a)                                           4,930
                                        1,700    Emerson Radio (a)                                                       5,355
                                        3,000    Ethan Allen Interiors, Inc.                                           108,330
                                          200    Flexsteel Industries                                                    2,516
                                        4,200    Furniture Brands International, Inc.                                   68,166
                                       25,900    Gemstar-TV Guide International, Inc. (a)                              103,859
                                        2,300    Genlyte Group, Inc. (a)                                               179,653
                                        2,920    Griffon Corp. (a)                                                      74,460
                                        3,000    Haverty Furniture Cos., Inc.                                           44,400
                                        3,300    Helen of Troy Ltd. (a)                                                 80,058
                                       21,000    Hertz Global Holdings, Inc. (a)                                       365,190
                                        3,400    Interface, Inc. Class A (a)                                            48,348
                                        2,800    Kimball International, Inc. Class B                                    68,040
                                          200    Koss Corp.                                                              4,672
                                        3,100    La-Z-Boy, Inc. (f)                                                     36,797
                                        2,000    Lifetime Brands, Inc.                                                  32,860
                                          500    Mac-Gray Corp. (a)                                                      5,960
                                        3,764    Mohawk Industries, Inc. (a)                                           281,773
                                          400    National Presto Industries, Inc.                                       23,948
                                        4,505    Restoration Hardware, Inc. (a)                                         38,338
                                        1,700    Rockford Corp. (a)                                                      4,233
                                          500    The Rowe Cos. (a)                                                          10
                                          600    Salton, Inc. (a)                                                        1,350
                                        6,100    Sealy Corp.                                                            89,975
                                        3,150    Select Comfort Corp. (a)                                               54,779
                                        1,500    Stanley Furniture Co., Inc.                                            32,175

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        4,200    Sturm Ruger & Co., Inc. (a)                                      $     40,320
                                        5,400    Tempur-Pedic International, Inc. (a)                                  110,484
                                        2,990    Toro Co.                                                              139,424
                                        4,300    United Rentals, Inc. (a)                                              109,349
                                          642    Virco Manufacturing Corp. (a)                                           5,008
                                                                                                                  ------------
                                                                                                                     2,399,933
------------------------------------------------------------------------------------------------------------------------------
Containers - 0.3%                      11,700    Crown Holdings, Inc. (a)                                              244,764
                                        9,900    Graphic Packaging Corp. (a)                                            42,867
                                        1,500    Greif, Inc.                                                           177,600
                                        3,100    Mobile Mini, Inc. (a)                                                  83,514
                                       12,500    Owens-Illinois, Inc. (a)                                              230,625
                                        3,000    Silgan Holdings, Inc.                                                 131,760
                                        5,300    Sonoco Products Co.                                                   201,718
                                                                                                                  ------------
                                                                                                                     1,112,848
------------------------------------------------------------------------------------------------------------------------------
Domestic Oil - 3.0%                     6,800    Abraxas Petroleum Corp. (a)                                            21,012
                                        3,200    Alon USA Energy, Inc.                                                  84,192
                                        1,600    Arena Resources, Inc. (a)                                              68,336
                                        1,889    Atlas America, Inc. (a)                                                96,282
                                        2,800    Atlas Pipeline Holdings LP                                             66,864
                                        1,300    Basic Energy Services, Inc. (a)                                        32,045
                                        3,800    Bill Barrett Corp. (a)                                                103,398
                                        2,400    Bois d'Arc Energy, Inc. (a)                                            35,112
                                        9,600    CNX Gas Corp. (a)                                                     244,800
                                        1,000    Callon Petroleum Co. (a)                                               15,030
                                        2,800    Carrizo Oil & Gas, Inc. (a)                                            81,256
                                        1,300    Clayton Williams Energy, Inc. (a)                                      47,203
                                        2,000    Comstock Resources, Inc. (a)                                           62,120
                                        2,700    Crosstex Energy LP (f)                                                107,595
                                        4,535    Delta Petroleum Corp. (a)                                             104,804
                                        9,200    Diamond Offshore Drilling, Inc.                                       735,448
                                          900    Dorchester Minerals LP                                                 19,827
                                        4,900    Dresser-Rand Group, Inc. (a)                                          119,903
                                        5,100    EXCO Resources, Inc. (a)                                               86,241
                                        2,300    Edge Petroleum Corp. (a)                                               41,952
                                        1,368    Enbridge Energy Management, LLC (a)                                    66,348
                                        4,900    Enbridge Energy Partners LP                                           242,011
                                        3,000    Encore Acquisition Co. (a)                                             73,590
                                       12,100    Endeavour International Corp. (a)                                      27,709
                                        3,500    Energy Partners Ltd. (a)                                               85,470
                                       10,100    Energy Transfer Equity LP                                             317,140
                                        5,900    FX Energy, Inc. (a)                                                    36,403
                                        8,000    Frontier Oil Corp.                                                    229,920
                                        1,300    GMX Resources Inc. (a)                                                 46,150
                                        5,100    Gasco Energy, Inc. (a)                                                 12,495
                                       10,030    Global Industries Ltd. (a)                                            130,791
                                        1,730    Gulf Island Fabrication, Inc.                                          63,837
                                        2,300    Gulfmark Offshore, Inc. (a)                                            86,043
                                        3,700    Harvest Natural Resources, Inc. (a)                                    39,331
                                        6,384    Helix Energy Solutions Group, Inc. (a)                                200,266
                                        2,300    Hercules Offshore, Inc. (a)                                            66,470
                                          100    Hiland Partners LP                                                      5,470
                                        4,600    Holly Corp.                                                           236,440

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        3,500    Horizon Offshore, Inc. (a)                                       $     57,050
                                        2,500    Houston Exploration Co. (a)                                           129,450
                                        1,200    Inergy Holdings LP                                                     48,000
                                        3,000    Linn Energy LLC (f)                                                    95,850
                                        3,900    Magellan Midstream Partners                                           150,540
                                        4,099    Mariner Energy, Inc. (a)                                               80,340
                                          600    MarkWest Energy Partners LP                                            35,790
                                        3,100    Matrix Service Co. (a)                                                 49,910
                                        3,300    McMoRan Exploration Co. (a)(f)                                         46,926
                                        5,100    Meridian Resource Corp. (a)                                            15,759
                                        6,998    Newfield Exploration Co. (a)                                          321,558
                                          700    OYO Geospace Corp. (a)                                                 40,663
                                          900    PYR Energy Corp. (a)                                                      810
                                        8,110    Patterson-UTI Energy, Inc.                                            188,395
                                       13,601    PetroHawk Energy Corp. (a)                                            156,412
                                        2,800    Petroquest Energy, Inc. (a)                                            35,672
                                        7,975    Pioneer Natural Resources Co.                                         316,528
                                        5,184    Plains Exploration & Production Co. (a)                               246,396
                                        4,000    Pogo Producing Co.                                                    193,760
                                        8,800    Pride International, Inc. (a)                                         264,088
                                        4,080    Quicksilver Resources, Inc. (a)                                       149,287
                                        1,900    Rosetta Resources, Inc. (a)                                            35,473
                                        4,400    St. Mary Land & Exploration Co.                                       162,096
                                        2,679    Stone Energy Corp. (a)                                                 94,703
                                        1,500    Suburban Propane Partners LP                                           57,015
                                        1,400    Sunoco Logistics Partners LP                                           70,784
                                        5,826    Superior Energy Services, Inc. (a)                                    190,394
                                          200    Superior Well Services, Inc. (a)                                        5,112
                                        6,400    Syntroleum Corp. (a)                                                   22,144
                                        4,600    TEPPCO Partners LP                                                    185,426
                                        4,600    Teekay Shipping Corp.                                                 200,652
                                        5,200    Tesoro Corp.                                                          342,004
                                        5,000    Todco Class A (a)                                                     170,850
                                        3,900    Tri-Valley Corp. (a)(f)                                                37,011
                                       10,500    Ultra Petroleum Corp. (a)                                             501,375
                                        1,300    Union Drilling, Inc. (a)                                               18,304
                                        2,200    Universal Compression Holdings, Inc. (a)                              136,642
                                        5,600    Vaalco Energy, Inc. (a)                                                37,800
                                        2,800    Valero LP                                                             156,156
                                          500    Valley National Gases, Inc. (a)                                        13,225
                                        4,600    W&T Offshore, Inc.                                                    141,312
                                        4,800    Warren Resources, Inc. (a)                                             56,256
                                        5,800    Western Refining, Inc.                                                147,668
                                        1,800    Whiting Petroleum Corp. (a)                                            83,880
                                                                                                                  ------------
                                                                                                                     9,628,770
------------------------------------------------------------------------------------------------------------------------------
Drugs & Medicine - 8.9%                 1,100    ABIOMED, Inc. (a)                                                      15,510
                                        2,200    ABX Air, Inc. (a)                                                      15,246
                                        3,000    AMERIGROUP Corp. (a)                                                  107,670
                                          900    ATS Medical, Inc. (a)                                                   1,863
                                        4,050    AVANIR Pharmaceuticals Class A (a)(f)                                   9,355
                                        3,100    AVI BioPharma, Inc. (a)                                                 9,858
                                        2,300    Abaxis, Inc. (a)                                                       44,275

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                       11,052    Abraxis BioScience, Inc. (a)                                     $    302,162
                                        1,700    Acadia Pharmaceuticals, Inc. (a)                                       14,943
                                        1,600    Accelrys, Inc. (a)                                                      9,616
                                        2,500    Acorda Therapeutics, Inc. (a)                                          39,600
                                        3,000    Adams Respiratory Therapeutics, Inc. (a)                              122,430
                                        5,400    Adolor Corp. (a)                                                       40,608
                                        1,100    Advanced Magnetics, Inc. (a)                                           65,692
                                        3,735    Advanced Medical Optics, Inc. (a)                                     131,472
                                        1,400    Advancis Pharmaceutical Corp. (a)                                       5,432
                                        1,400    Air Methods Corp. (a)                                                  39,088
                                        2,000    Albany Molecular Research, Inc. (a)                                    21,120
                                        2,900    Alexion Pharmaceuticals, Inc. (a)                                     117,131
                                        3,600    Alexza Pharmaceuticals, Inc. (a)                                       41,004
                                        5,300    Align Technology, Inc. (a)                                             74,041
                                        5,400    Alkermes, Inc. (a)                                                     72,198
                                            2    Allegro Biodiesel Corp. (a)                                                 5
                                        3,300    Alliance Imaging, Inc. (a)                                             21,945
                                        6,800    Allos Therapeutics (a)                                                 39,712
                                        4,445    Allscripts Healthcare Solutions, Inc. (a)                             119,971
                                        4,700    Alpharma, Inc. Class A                                                113,270
                                          500    Altus Pharmaceuticals, Inc. (a)                                         9,425
                                        2,267    Amedisys, Inc. (a)                                                     74,505
                                          800    America Service Group, Inc. (a)                                        12,776
                                          800    American Dental Partners, Inc. (a)                                     15,112
                                        6,200    American Medical Systems Holdings, Inc. (a)                           114,824
                                        3,000    Amsurg Corp. (a)                                                       69,000
                                        9,600    Amylin Pharmaceuticals, Inc. (a)                                      346,272
                                        1,700    Anadys Pharmaceuticals, Inc. (a)                                        8,364
                                          400    Anesiva, Inc. (a)                                                       2,800
                                          513    AngioDynamics, Inc. (a)                                                11,024
                                        3,200    Antigenics, Inc. (a)                                                    5,856
                                        4,300    Applera Corp. - Celera Genomics Group (a)                              60,157
                                        2,300    Apria Healthcare Group, Inc. (a)                                       61,295
                                        1,640    Aradigm Corp. (a)                                                       1,345
                                        1,900    Arcadia Resources, Inc. (a)                                             3,914
                                        4,240    Arena Pharmaceuticals, Inc. (a)                                        54,738
                                        3,600    Ariad Pharmaceuticals, Inc. (a)                                        18,504
                                        2,430    Arqule, Inc. (a)                                                       14,386
                                        4,300    Array Biopharma, Inc. (a)                                              55,556
                                        2,400    Arrow International, Inc.                                              84,912
                                        2,600    ArthroCare Corp. (a)                                                  103,792
                                        1,100    Aspect Medical Systems, Inc. (a)                                       20,691
                                        7,100    Assisted Living Concepts, Inc. (a)                                     70,219
                                        4,000    Atherogenics, Inc. (a)(f)                                              39,640
                                        3,500    Auxilium Pharmaceuticals, Inc. (a)                                     51,415
                                        4,400    Avant Immunotherapeutics, Inc. (a)                                      5,896
                                        1,000    Avigen, Inc. (a)                                                        5,280
                                          388    BSML, Inc. (a)                                                            660
                                        1,700    Barrier Therapeutics, Inc. (a)                                         12,818
                                        4,100    Beckman Coulter, Inc.                                                 245,180
                                          900    Bentley Pharmaceuticals, Inc. (a)                                       9,153
                                        1,700    BioCryst Pharmaceuticals, Inc. (a)                                     19,652

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        5,400    Bioenvision, Inc. (a)                                            $     25,056
                                        2,400    Biolase Technology, Inc. (a)(f)                                        21,000
                                        6,900    BioMarin Pharmaceuticals, Inc. (a)                                    113,091
                                       16,816    Biopure Corp. (a)(f)                                                    8,072
                                        1,800    Bio-Reference Labs, Inc. (a)                                           40,482
                                        2,596    Bioscript, Inc. (a)                                                     8,982
                                        1,760    Biosite, Inc. (a)                                                      85,976
                                          900    BioSphere Medical, Inc. (a)                                             6,012
                                        1,800    BioVeris Corp. (a)                                                     24,696
                                          900    Bradley Pharmaceuticals, Inc. (a)                                      18,522
                                        4,900    CV Therapeutics, Inc. (a)                                              68,404
                                          600    Cadence Pharmaceuticals, Inc. (a)                                       7,392
                                       16,300    Calypte Biomedical Corp. (a)                                            1,141
                                        1,200    Cambrex Corp.                                                          27,264
                                          400    Caraco Pharmaceutical Laboratories Ltd. (a)                             5,600
                                          510    Cardiac Science Corp. (a)                                               4,116
                                        2,900    CardioDynamics International Corp. (a)                                  3,016
                                        1,476    Cardiotech International, Inc. (a)                                      2,878
                                       15,800    Cell Therapeutics, Inc. (a)(f)                                         27,650
                                        3,500    Centene Corp. (a)                                                      85,995
                                        3,900    Cephalon, Inc. (a)                                                    274,599
                                        1,400    Cerus Corp. (a)                                                         8,204
                                        3,192    Charles River Laboratories International, Inc. (a)                    138,054
                                          900    Cholestech Corp. (a)                                                   16,578
                                        1,700    Ciphergen Biosystems, Inc. (a)                                          1,479
                                       11,200    Clarient, Inc. (a)                                                     19,264
                                           58    Clinical Data, Inc. (a)                                                   931
                                          200    Coley Pharmaceutical Group, Inc. (a)                                    1,938
                                        2,500    Collagenex Pharmaceuticals, Inc. (a)                                   34,925
                                        7,400    Columbia Laboratories, Inc. (a)                                        37,740
                                        6,400    Community Health Systems, Inc. (a)                                    233,728
                                        1,800    Conceptus, Inc. (a)                                                    38,322
                                        2,050    CONMED Corp. (a)                                                       47,396
                                        3,200    Conor Medsystems, Inc. (a)                                            100,256
                                        3,143    Cooper Cos., Inc.                                                     139,863
                                          142    CorAutus Genetics, Inc. (a)                                                54
                                        1,500    Corvel Corp. (a)                                                       71,355
                                          600    Cotherix, Inc. (a)                                                      8,094
                                        3,300    Covance, Inc. (a)                                                     194,403
                                        2,400    CryoLife, Inc. (a)                                                     18,360
                                        4,500    Cubist Pharmaceuticals, Inc. (a)                                       81,495
                                        3,300    Curis, Inc. (a)                                                         4,158
                                        1,500    Cutera, Inc. (a)                                                       40,500
                                        1,500    Cyberonics, Inc. (a)(f)                                                30,960
                                        2,000    Cynosure, Inc. Class A (a)                                             31,660
                                        3,900    Cypress Bioscience, Inc. (a)                                           30,147
                                          930    Cytogen Corp. (a)                                                       2,167
                                        1,700    Cytokinetics, Inc. (a)                                                 12,716
                                        7,900    Cytyc Corp. (a)                                                       223,570
                                          800    DJO, Inc. (a)                                                          34,256
                                        7,050    Dade Behring Holdings, Inc.                                           280,660
                                        1,400    Datascope Corp.                                                        51,016

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        7,200    DaVita, Inc. (a)                                                 $    409,536
                                          900    Daxor Corp. (a)                                                        13,365
                                        7,930    Dendreon Corp. (a)                                                     33,068
                                        9,900    Dentsply International, Inc.                                          295,515
                                        5,600    Depomed, Inc. (a)                                                      19,320
                                        3,000    DexCom, Inc. (a)                                                       29,580
                                        1,300    Dialysis Corp. of America (a)                                          16,523
                                        2,200    Digene Corp. (a)                                                      105,424
                                       10,100    Discovery Laboratories, Inc. (a)(f)                                    23,836
                                        5,200    Dov Pharmaceutical, Inc. (a)                                            1,404
                                        7,800    Durect Corp. (a)                                                       34,632
                                        1,300    Dusa Pharmaceuticals, Inc. (a)                                          5,590
                                            4    Dynacq Healthcare, Inc. (a)                                                 6
                                        4,700    Dynavax Technologies (a)                                               43,146
                                        4,566    EPIX Pharmaceuticals, Inc. (a)                                         31,505
                                          600    E-Z-EM, Inc. (a)                                                       10,482
                                        4,100    Edwards Lifesciences Corp. (a)                                        192,864
                                          200    Emeritus Corp. (a)                                                      4,970
                                        4,800    Emisphere Technologies, Inc. (a)                                       25,392
                                       10,600    Endo Pharmaceuticals Holdings, Inc. (a)                               292,348
                                        6,200    Endologix, Inc. (a)                                                    21,700
                                        4,300    Entremed, Inc. (a)                                                      6,794
                                        1,373    Enzo Biochem, Inc. (a)(f)                                              19,593
                                        6,300    Enzon Pharmaceuticals, Inc. (a)                                        53,613
                                          673    EpiCept Corp. (a)                                                         962
                                          725    Escalon Medical Corp. (a)                                               1,921
                                        3,781    ev3, Inc. (a)                                                          65,147
                                        1,600    Exact Sciences Corp. (a)                                                4,528
                                          700    Exactech, Inc. (a)                                                      9,961
                                       17,300    Fonar Corp. (a)                                                         4,844
                                        2,100    FoxHollow Technologies, Inc. (a)                                       45,318
                                        1,000    GTx, Inc. (a)                                                          17,840
                                        3,400    Genaera Corp. (a)                                                       1,258
                                        1,900    Gene Logic, Inc. (a)                                                    2,926
                                        1,060    Genelabs Technologies, Inc. (a)                                         1,505
                                       74,940    Genentech, Inc. (a)                                                 6,079,882
                                        1,950    Genesis HealthCare Corp. (a)                                           92,098
                                        2,100    Genitope Corp. (a)                                                      7,392
                                        2,700    Genomic Health, Inc. (a)                                               50,220
                                        2,600    Gen-Probe, Inc. (a)                                                   136,162
                                        7,800    Genta, Inc. (a)                                                         3,451
                                        3,800    Geron Corp. (a)(f)                                                     33,364
                                        1,200    Greatbatch, Inc. (a)                                                   32,304
                                        2,900    HMS Holdings Corp. (a)                                                 43,935
                                        2,200    Haemonetics Corp. (a)                                                  99,044
                                        7,800    Halozyme Therapeutics, Inc. (a)                                        62,790
                                        3,800    Hansen Medical, Inc. (a)                                               43,852
                                        5,700    Health Grades Inc. (a)                                                 25,422
                                        6,280    Health Net, Inc. (a)                                                  305,585
                                        3,051    Healthcare Services Group                                              88,357
                                        3,900    HealthExtras, Inc. (a)                                                 93,990
                                        4,800    HealthSouth Corp. (a)                                                 108,720

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        4,800    HealthSpring, Inc. (a)                                           $     97,680
                                        1,900    HealthTronics, Inc. (a)                                                12,654
                                        2,900    Healthways, Inc. (a)                                                  138,359
                                        1,300    Hemispherx Biopharma, Inc. (a)(f)                                       2,860
                                        5,000    Henry Schein, Inc. (a)                                                244,900
                                        4,400    Herbalife Ltd. (a)                                                    176,704
                                        4,045    Hillenbrand Industries, Inc.                                          230,282
                                          775    Hi-Tech Pharmacal Co., Inc. (a)                                         9,432
                                        2,300    Hollis-Eden Pharmaceuticals (a)                                        12,098
                                        2,900    Hologic, Inc. (a)                                                     137,112
                                        4,600    Hooper Holmes, Inc.                                                    15,226
                                       10,600    Human Genome Sciences, Inc. (a)                                       131,864
                                        2,900    Hydron Technologies, Inc. (a)                                             406
                                        4,600    ICOS Corp. (a)                                                        155,434
                                        1,600    ICU Medical, Inc. (a)                                                  65,088
                                        3,000    II-VI, Inc. (a)                                                        83,820
                                        2,700    Idexx Laboratories, Inc. (a)                                          214,110
                                        1,100    I-Flow Corp. (a)                                                       16,445
                                        5,921    ImClone Systems, Inc. (a)                                             158,446
                                        5,437    Immucor, Inc. (a)                                                     158,924
                                        4,000    Immunicon Corp. (a)(f)                                                 13,280
                                        2,900    ImmunoGen, Inc. (a)                                                    14,703
                                        3,200    Immunomedics, Inc. (a)(f)                                              11,616
                                        7,200    Incyte Corp. (a)                                                       42,048
                                        5,800    Indevus Pharmaceuticals, Inc. (a)                                      41,180
                                        4,200    Insmed, Inc. (a)                                                        3,696
                                        6,400    Inspire Pharmaceuticals, Inc. (a)                                      40,640
                                        1,900    Integra LifeSciences Holdings Corp. (a)                                80,921
                                        3,300    InterMune, Inc. (a)                                                   101,475
                                        1,700    IntraLase Corp. (a)                                                    38,046
                                        2,600    Introgen Therapeutics, Inc. (a)(f)                                     11,440
                                        1,950    Intuitive Surgical, Inc. (a)                                          187,005
                                        1,900    Invacare Corp.                                                         46,645
                                        1,828    Inverness Medical Innovations, Inc. (a)                                70,744
                                        6,600    Isis Pharmaceuticals, Inc. (a)                                         73,392
                                        4,600    Ista Pharmaceuticals, Inc. (a)                                         32,614
                                        2,300    KV Pharmaceutical Co. Class A (a)                                      54,694
                                        1,500    Kendle International, Inc. (a)                                         47,175
                                        1,600    Kensey Nash Corp. (a)                                                  50,880
                                        2,190    Kindred Healthcare, Inc. (a)                                           55,297
                                        4,515    Kinetic Concepts, Inc. (a)                                            178,568
                                        1,700    Kosan Biosciences, Inc. (a)                                             9,435
                                        3,600    Kyphon, Inc. (a)                                                      145,440
                                        1,950    LCA-Vision, Inc. (f)                                                   67,002
                                          200    LHC Group, Inc. (a)                                                     5,702
                                          740    La Jolla Pharmaceutical Co. (a)                                         2,242
                                        1,210    Lakeland Industries, Inc. (a)                                          16,492
                                          400    Landauer, Inc.                                                         20,988
                                          300    Langer, Inc. (a)                                                        1,377
                                          800    Lectec Corp. (a)                                                          520
                                        2,700    Lexicon Genetics, Inc. (a)                                              9,747
                                        3,000    LifeCell Corp. (a)                                                     72,420

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          700    Lifecore Biomedical, Inc. (a)                                    $     12,481
                                        2,945    LifePoint Hospitals, Inc. (a)                                          99,246
                                        7,300    Ligand Pharmaceuticals, Inc. Class B (a)                               79,935
                                        6,300    Lincare Holdings, Inc. (a)                                            250,992
                                        4,540    MGI Pharma, Inc. (a)                                                   83,581
                                        3,079    Magellan Health Services, Inc. (a)                                    133,074
                                        3,100    Mannatech, Inc.                                                        45,663
                                        6,300    MannKind Corp. (a)                                                    103,887
                                        2,200    Martek Biosciences Corp. (a)                                           51,348
                                        9,800    Medarex, Inc. (a)                                                     144,942
                                        1,900    MedCath Corp. (a)                                                      51,984
                                          600    Medical Action Industries, Inc. (a)                                    19,344
                                        4,370    Medicines Co. (a)                                                     138,616
                                        3,400    Medicis Pharmaceutical Corp. Class A                                  119,442
                                        2,100    Medifast, Inc. (a)                                                     26,418
                                        2,030    Medis Technologies Ltd. (a)(f)                                         35,383
                                          700    Medivation, Inc. (a)                                                   11,074
                                          300    Medwave, Inc. (a)                                                         174
                                        2,600    Mentor Corp.                                                          127,062
                                        1,350    Meridian Bioscience, Inc.                                              33,115
                                        1,568    Merit Medical Systems, Inc. (a)                                        24,837
                                        2,700    Metabolix, Inc. (a)                                                    51,138
                                          300    Metropolitan Health Networks, Inc. (a)                                    945
                                          533    Micromet, Inc. (a)                                                      1,599
                                        2,600    Microtek Medical Holdings, Inc. (a)                                    11,960
                                          800    Micrus Endovascular Corp. (a)                                          15,264
                                       16,438    Millennium Pharmaceuticals, Inc. (a)                                  179,174
                                        1,500    Mine Safety Appliances Co.                                             54,975
                                        1,000    Molecular Devices Corp. (a)                                            21,070
                                        1,700    Molina Healthcare, Inc. (a)                                            55,267
                                        6,760    Monogram Biosciences, Inc. (a)                                         12,033
                                        1,800    Myriad Genetics, Inc. (a)                                              56,340
                                        4,000    NBTY, Inc. (a)                                                        166,280
                                        6,040    NPS Pharmaceuticals, Inc. (a)                                          27,361
                                        3,500    Nabi Biopharmaceuticals (a)                                            23,730
                                          150    National Dentex Corp. (a)                                               2,625
                                          400    National Healthcare Corp.                                              22,080
                                          400    Natrol, Inc. (a)                                                          824
                                        1,100    Natus Medical, Inc. (a)                                                18,271
                                        7,200    Nektar Therapeutics (a)                                               109,512
                                        4,486    Neopharm, Inc. (a)                                                      7,492
                                        1,900    Neose Technologies, Inc. (a)                                            4,237
                                        4,245    Neurocrine Biosciences, Inc. (a)                                       44,233
                                        2,400    Neurogen Corp. (a)                                                     14,280
                                        1,700    NEUROmetrix, Inc. (a)                                                  25,347
                                        2,900    New River Pharmaceuticals, Inc. (a)(f)                                158,659
                                        3,000    Northfield Laboratories, Inc. (a)(f)                                   12,210
                                        3,500    Novavax, Inc. (a)                                                      14,350
                                        2,600    Noven Pharmaceuticals, Inc. (a)                                        66,170
                                        1,400    Nutraceutical International Corp. (a)                                  21,434
                                        3,200    NuVasive, Inc. (a)                                                     73,920
                                        8,621    Nuvelo, Inc. (a)                                                       34,484

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        4,367    OSI Pharmaceuticals, Inc. (a)                                    $    152,758
                                        4,500    Oakley, Inc.                                                           90,270
                                        3,850    Odyssey HealthCare, Inc. (a)                                           51,051
                                        6,400    Omnicare, Inc.                                                        247,232
                                        1,600    Omrix Biopharmaceuticals, Inc. (a)                                     48,416
                                        3,700    Onyx Pharmaceuticals, Inc. (a)                                         39,146
                                        4,775    OraSure Technologies, Inc. (a)                                         39,442
                                        4,100    Orthologic Corp. (a)                                                    5,863
                                        5,920    Orthovita, Inc. (a)                                                    21,490
                                          550    Oscient Pharmaceuticals Corp. (a)                                       2,783
                                        1,300    Osiris Therapeutics, Inc. (a)                                          32,916
                                        3,300    Osteotech, Inc. (a)                                                    18,645
                                        2,300    Owens & Minor, Inc.                                                    71,921
                                        5,500    PDL BioPharma, Inc. (a)                                               110,770
                                        5,400    PSS World Medical, Inc. (a)                                           105,462
                                        4,500    Pain Therapeutics, Inc. (a)                                            40,050
                                        2,300    Par Pharmaceutical Cos., Inc. (a)                                      51,451
                                        2,600    Parexel International Corp. (a)                                        75,322
                                        1,180    Pediatric Services of America, Inc. (a)                                15,316
                                        3,400    Pediatrix Medical Group, Inc. (a)                                     166,260
                                        2,900    Penwest Pharmaceuticals Co. (a)                                        48,198
                                       20,800    Peregrine Pharmaceuticals, Inc. (a)                                    23,920
                                        6,400    Perrigo Co.                                                           110,720
                                        3,100    PetMed Express, Inc. (a)                                               41,385
                                        6,100    Pharmaceutical Product Development, Inc.                              196,542
                                          700    Pharmacopeia Drug Discovery, Inc. (a)                                   2,982
                                        2,290    Pharmacyclics, Inc. (a)                                                11,610
                                        2,900    Pharmion Corp. (a)                                                     74,646
                                        1,140    Pharmos Corp. (a)                                                       2,098
                                        2,423    PolyMedica Corp.                                                       97,913
                                        3,000    Pozen, Inc. (a)                                                        50,970
                                          620    Praecis Pharmaceuticals, Inc. (a)                                       3,044
                                        2,500    Prestige Brands Holdings, Inc. (a)                                     32,550
                                        2,400    Progenics Pharmaceuticals, Inc. (a)                                    61,776
                                          800    ProxyMed, Inc. (a)                                                      3,696
                                          125    Psychemedics Corp.                                                      2,406
                                        3,232    Psychiatric Solutions, Inc. (a)                                       121,265
                                        2,700    QMed, Inc. (a)                                                         12,420
                                        1,900    Quidel Corp. (a)                                                       25,878
                                        2,000    Radiation Therapy Services, Inc. (a)                                   63,040
                                        1,600    Regeneration Technologies, Inc. (a)                                     9,376
                                        3,200    Regeneron Pharmaceuticals, Inc. (a)                                    64,224
                                        1,900    RehabCare Group, Inc. (a)                                              28,215
                                        1,800    Renovis, Inc. (a)                                                       5,688
                                        1,200    Res-Care, Inc. (a)                                                     21,780
                                        4,800    Resmed, Inc. (a)                                                      236,256
                                        4,400    Respironics, Inc. (a)                                                 166,100
                                        1,300    Retractable Technologies, Inc. (a)                                      3,666
                                        7,700    Rita Medical Systems, Inc. (a)                                         35,420
                                          550    RadNet, Inc. (a)                                                        2,519
                                        4,003    Salix Pharmaceuticals Ltd. (a)                                         48,717
                                        4,500    Sangamo Biosciences, Inc. (a)                                          29,700

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,700    Santarus, Inc. (a)                                               $     21,141
                                        3,084    Savient Pharmaceuticals, Inc. (a)                                      34,572
                                        5,700    Sciclone Pharmaceuticals, Inc. (a)                                     18,354
                                        2,850    Sciele Pharma, Inc. (a)                                                68,400
                                        3,600    Seattle Genetics, Inc. (a)                                             19,188
                                        6,755    Sepracor, Inc. (a)                                                    415,973
                                        5,100    Sierra Health Services, Inc. (a)                                      183,804
                                        3,515    Sirna Therapeutics, Inc. (a)                                           45,730
                                          200    Somaxon Pharmaceuticals, Inc. (a)                                       2,838
                                        3,500    Sonic Innovations, Inc. (a)                                            18,235
                                        1,800    SonoSite, Inc. (a)                                                     55,674
                                        1,900    Sparta Surgical Corp. (a)                                                   0
                                          500    Spectranetic Corp. (a)                                                  5,645
                                           16    Spectrum Pharmaceuticals, Inc. (a)                                         88
                                        2,400    Staar Surgical Co. (a)                                                 16,824
                                       10,000    Star Scientific, Inc. (a)(f)                                           32,500
                                        5,400    StemCells, Inc. (a)                                                    14,310
                                        2,600    Stereotaxis, Inc. (a)                                                  26,832
                                        2,800    Steris Corp.                                                           70,476
                                        3,500    Sun Healthcare Group, Inc. (a)                                         44,205
                                        3,000    Sunrise Senior Living, Inc. (a)                                        92,160
                                        3,130    SuperGen, Inc. (a)                                                     15,900
                                        2,300    SurModics, Inc. (a)                                                    71,576
                                          300    Symbion, Inc. (a)                                                       5,553
                                          900    Symmetry Medical, Inc. (a)                                             12,447
                                        2,100    Synovis Life Technologies, Inc. (a)                                    20,895
                                        8,500    SyntheMed, Inc. (a)                                                     7,140
                                        3,800    Tanox, Inc. (a)                                                        75,620
                                          850    Targeted Genetics Corp. (a)                                             4,565
                                        2,500    Techne Corp. (a)                                                      138,625
                                        5,030    Telik, Inc. (a)(f)                                                     22,283
                                        2,600    Tercica, Inc. (a)                                                      13,000
                                        1,900    Theragenics Corp. (a)                                                   5,890
                                        3,200    Theravance, Inc. (a)                                                   98,848
                                        6,600    Third Wave Technologies, Inc. (a)                                      31,746
                                        3,100    Thoratec Corp. (a)                                                     54,498
                                        7,300    Threshold Pharmaceuticals, Inc. (a)                                    27,010
                                        2,800    Titan Pharmaceuticals, Inc. (a)                                         9,296
                                          375    TorreyPines Therapeutics, Inc. (a)                                      2,768
                                          900    Transgenomic, Inc. (a)                                                    378
                                        4,446    Triad Hospitals, Inc. (a)                                             185,976
                                        2,900    Trimeris, Inc. (a)                                                     36,859
                                          700    Tripos, Inc. (a)                                                          473
                                          300    Trubion Pharmaceuticals, Inc. (a)                                       5,403
                                          800    US Physical Therapy, Inc. (a)                                           9,800
                                        1,800    USANA Health Sciences, Inc. (a)                                        92,988
                                        3,900    United Surgical Partners International, Inc. (a)(f)                   110,565
                                        2,000    United Therapeutics Corp. (a)                                         108,740
                                        1,500    Universal Display Corp. (a)                                            22,515
                                        3,700    Universal Health Services, Inc. Class B                               205,091
                                        1,700    Urologix, Inc. (a)                                                      3,961
                                        1,100    Utah Medical Products, Inc.                                            36,289

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        3,940    VCA Antech, Inc. (a)                                             $    126,829
                                        3,500    Valeant Pharmaceuticals International                                  60,340
                                          193    Valentis, Inc. (a)                                                         62
                                        2,300    Vanda Pharmaceuticals, Inc. (a)                                        56,695
                                        7,120    Varian Medical Systems, Inc. (a)                                      338,698
                                        2,300    Vasomedical, Inc. (a)                                                     191
                                        2,900    Ventana Medical Systems, Inc. (a)                                     124,787
                                        6,762    Vertex Pharmaceuticals, Inc. (a)                                      253,034
                                        2,600    ViaCell, Inc. (a)                                                      12,272
                                        1,800    Viasys Healthcare, Inc. (a)                                            50,076
                                        1,000    Vical, Inc. (a)                                                         6,430
                                        3,300    Vion Pharmaceuticals, Inc. (a)                                          4,323
                                        1,390    Viragen, Inc. (a)(f)                                                      222
                                        3,700    ViroPharma, Inc. (a)                                                   54,168
                                        1,205    VistaCare, Inc. Class A (a)                                            12,231
                                          700    Vital Signs, Inc.                                                      34,944
                                        7,400    Vivus, Inc. (a)                                                        26,788
                                           60    Vnus Medical Technologies, Inc. (a)                                       533
                                        1,400    Volcano Corp. (a)                                                      22,946
                                       15,700    Warner Chilcott Ltd. (a)                                              216,974
                                        1,600    West Pharmaceutical Services, Inc.                                     81,968
                                        1,400    Wright Medical Group, Inc. (a)                                         32,592
                                       15,800    XOMA Ltd. (a)(f)                                                       34,760
                                          800    Xenoport, Inc. (a)                                                     19,640
                                        2,700    Zila, Inc. (a)                                                          6,858
                                        1,055    Zoll Medical Corp. (a)                                                 61,443
                                        3,000    ZymoGenetics, Inc. (a)                                                 46,710
                                                                                                                  ------------
                                                                                                                    28,996,130
------------------------------------------------------------------------------------------------------------------------------
Electronics - 5.6%                      7,300    8x8, Inc. (a)(f)                                                        8,541
                                           56    ACE*COMM Corp. (a)                                                         68
                                        4,700    AMIS Holdings, Inc. (a)                                                49,679
                                        3,100    APAC Customer Services, Inc. (a)                                       11,625
                                        1,800    ATMI, Inc. (a)                                                         54,954
                                       10,500    AVX Corp.                                                             155,295
                                        1,200    AXT, Inc. (a)                                                           5,664
                                        2,400    Actel Corp. (a)                                                        43,584
                                        3,500    Acuity Brands, Inc.                                                   182,140
                                        5,400    Acxiom Corp.                                                          138,510
                                          400    Advanced Analogic Technologies, Inc. (a)                                2,156
                                        2,200    Advanced Energy Industries, Inc. (a)                                   41,514
                                       11,863    Agere Systems, Inc. (a)(l)                                            227,414
                                        2,200    Agilysys, Inc.                                                         36,828
                                        1,400    Alliance Fiber Optic Products, Inc. (a)                                 2,814
                                        2,362    Alliant Techsystems, Inc. (a)                                         184,685
                                        8,400    Altair Nanotechnologies, Inc. (a)                                      21,924
                                        1,650    American Physicians Capital, Inc. (a)                                  66,066
                                          900    American Science & Engineering, Inc. (a)                               53,559
                                          100    American Technical Ceramics Corp. (a)                                   1,628
                                       11,110    Amkor Technology, Inc. (a)                                            103,767
                                          600    Ampex Corp. (a)                                                        12,486
                                        4,705    Amphenol Corp. Class A                                                292,086
                                          100    Amtech Systems, Inc. (a)                                                  765

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        3,000    Anadigics, Inc. (a)                                              $     26,580
                                        2,200    Anaren, Inc. (a)                                                       39,072
                                        9,700    Andrew Corp. (a)                                                       99,231
                                        2,300    Anixter International, Inc. (a)                                       124,890
                                       25,500    Applied Micro Circuits Corp. (a)                                       90,780
                                        9,100    Arris Group, Inc. (a)                                                 113,841
                                        6,200    Arrow Electronics, Inc. (a)                                           195,610
                                        4,300    Asyst Technologies, Inc. (a)                                           31,433
                                        2,400    Atheros Communications, Inc. (a)                                       51,168
                                       26,100    Atmel Corp. (a)                                                       157,905
                                        2,200    Audiovox Corp. Class A (a)                                             30,998
                                       12,400    Avanex Corp. (a)(f)                                                    23,436
                                        3,556    Avid Technology, Inc. (a)                                             132,497
                                        7,664    Avnet, Inc. (a)                                                       195,662
                                          900    Aware, Inc. (a)                                                         4,797
                                        7,500    Axcelis Technologies, Inc. (a)                                         43,725
                                        1,500    Axsys Technologies, Inc. (a)                                           26,355
                                          400    Badger Meter, Inc.                                                     11,080
                                          600    Bel Fuse, Inc.                                                         20,874
                                        2,800    Belden CDT, Inc.                                                      109,452
                                        2,135    Bell Microproducts, Inc. (a)                                           15,052
                                        3,700    Benchmark Electronics, Inc. (a)                                        90,132
                                        4,400    Bookham, Inc. (a)                                                      17,908
                                        4,480    Broadwing Corp. (a)                                                    69,978
                                        5,482    Brooks Automation, Inc. (a)                                            78,941
                                        5,300    Bruker BioSciences Corp. (a)                                           39,803
                                        1,800    C&D Technologies, Inc. (f)                                              8,532
                                        2,800    C-COR, Inc. (a)                                                        31,192
                                       22,100    CMGI, Inc. (a)                                                         29,614
                                        2,200    CTS Corp.                                                              34,540
                                        2,600    Cabot Microelectronics Corp. (a)                                       88,244
                                       18,400    Cadence Design Systems, Inc. (a)                                      329,544
                                        1,300    CalAmp Corp. (a)                                                       10,972
                                        4,000    California Micro Devices CP (a)                                        17,520
                                        2,385    Caliper Life Sciences, Inc. (a)                                        13,642
                                        2,800    Candela Corp. (a)                                                      34,636
                                        5,300    Captaris, Inc. (a)                                                     41,181
                                        3,200    Cepheid, Inc. (a)                                                      27,200
                                        1,103    Ceva, Inc. (a)                                                          7,136
                                          700    Champion Industries, Inc.                                               6,013
                                        2,300    Checkpoint Systems, Inc. (a)                                           46,460
                                        5,100    Cirrus Logic, Inc. (a)                                                 35,088
                                        2,200    Coherent, Inc. (a)                                                     69,454
                                        1,300    Cohu, Inc.                                                             26,208
                                        2,400    CommScope, Inc. (a)                                                    73,152
                                        1,800    Comtech Telecommunications Corp. (a)                                   68,526
                                       27,548    Conexant Systems, Inc. (a)                                             56,198
                                        4,600    Cox Radio, Inc. Class A (a)                                            74,980
                                       10,100    Credence Systems Corp. (a)                                             52,520
                                        3,400    Cree, Inc. (a)(f)                                                      58,888
                                        2,305    Cymer, Inc. (a)                                                       101,305
                                        9,700    Cypress Semiconductor Corp. (a)                                       163,639

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        3,627    DDi Corp. (a)                                                    $     26,114
                                        2,600    DSP Group, Inc. (a)                                                    56,420
                                          700    DTS, Inc. (a)                                                          16,933
                                        3,100    Daktronics, Inc.                                                      114,235
                                          100    Dataram Corp.                                                             419
                                        3,600    DealerTrack Holdings, Inc. (a)                                        105,912
                                        2,500    Diodes, Inc. (a)                                                       88,700
                                        1,600    Dionex Corp. (a)                                                       90,736
                                        8,500    Dolby Laboratories, Inc. Class A (a)                                  263,670
                                          600    Ducommun, Inc. (a)                                                     13,728
                                        1,400    Dynamics Research Corp. (a)                                            13,650
                                        3,700    EFJ, Inc. (a)                                                          24,938
                                          700    EMS Technologies, Inc. (a)                                             14,021
                                        4,000    ESS Technology, Inc. (a)                                                4,120
                                          382    Eagle Broadband, Inc. (a)                                                 180
                                          300    Eagle Test Systems, Inc. (a)                                            4,374
                                        2,500    Electro Scientific Industries, Inc. (a)                                50,350
                                        1,700    Electroglas, Inc. (a)                                                   4,233
                                        5,000    Electronics for Imaging, Inc. (a)                                     132,900
                                           20    eMagin Corp. (a)                                                           21
                                        1,900    Emcore Corp. (a)                                                       10,507
                                        1,400    Empire Resources, Inc.                                                 15,316
                                        4,300    Emulex Corp. (a)                                                       83,893
                                        1,000    EndWare Corp. (a)                                                      10,830
                                        3,800    Energizer Holdings, Inc. (a)                                          269,762
                                        3,200    Energy Conversion Devices, Inc. (a)                                   108,736
                                        1,800    EnerSys (a)                                                            28,800
                                        4,700    Exar Corp. (a)                                                         61,100
                                        1,100    Excel Technology, Inc. (a)                                             28,149
                                        7,287    Exide Technologies (a)                                                 31,698
                                        3,400    FEI Co. (a)                                                            89,658
                                        5,300    FSI International, Inc. (a)                                            27,931
                                        5,600    Fairchild Semiconductor International, Inc. (a)                        94,136
                                        1,600    Faro Technologies, Inc. (a)                                            38,464
                                        6,200    First Solar, Inc. (a)                                                 184,760
                                        4,500    Flir Systems, Inc. (a)                                                143,235
                                        1,000    Flotek Industries, Inc. (a)                                            28,050
                                        3,200    Formfactor, Inc. (a)                                                  119,200
                                        2,900    FuelCell Energy, Inc. (a)(f)                                           18,734
                                        2,400    GTC Biotherapeutics, Inc. (a)                                           2,640
                                        2,900    General Cable Corp. (a)                                               126,759
                                        2,200    Genesis Energy LP                                                      42,856
                                        3,200    Genesis Microchip, Inc. (a)                                            32,448
                                        4,000    Getty Images, Inc. (a)                                                171,280
                                        4,700    Glenayre Technologies, Inc. (a)                                        11,985
                                        4,300    Harmonic, Inc. (a)                                                     31,261
                                        8,390    Harris Corp.                                                          384,765
                                        1,520    Harvard Bioscience, Inc. (a)                                            7,798
                                        5,400    Hearst-Argyle Television, Inc.                                        137,700
                                        2,275    Herley Industries, Inc. (a)                                            36,832
                                          447    Hifn, Inc. (a)                                                          2,387
                                        2,200    Hittite Microwave Corp. (a)                                            71,104

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,400    Houston Wire & Cable Co. (a)(f)                                  $     50,160
                                          800    Hungarian Telephone & Cable (a)                                        12,080
                                        2,895    Hutchinson Technology, Inc. (a)                                        68,235
                                        4,300    INVESTools, Inc. (a)                                                   59,297
                                        4,300    ION Media Networks, Inc. (a)                                            2,150
                                        2,800    IRIS International, Inc. (a)                                           35,420
                                        1,900    IXYS Corp. (a)                                                         16,910
                                        3,800    Ikanos Communications, Inc. (a)                                        33,022
                                        3,400    Illumina, Inc. (a)                                                    133,654
                                        3,600    Infosonics Corp. (a)(f)                                                17,676
                                        3,935    Innovex, Inc. (a)                                                       6,847
                                        2,600    Integrated Silicon Solutions, Inc. (a)                                 14,950
                                        5,900    Interactive Data Corp.                                                141,836
                                        3,400    International Rectifier Corp. (a)                                     131,002
                                        9,415    Intersil Corp. Class A                                                225,207
                                        2,000    Itron, Inc. (a)                                                       103,680
                                        2,600    Ixia (a)                                                               24,960
                                        1,200    Keithley Instruments, Inc.                                             15,780
                                        2,800    Kemet Corp. (a)                                                        20,440
                                        2,600    Komag, Inc. (a)                                                        98,488
                                        4,200    Kopin Corp. (a)                                                        14,994
                                        5,800    Kulicke & Soffa Industries, Inc. (a)                                   48,720
                                          100    LCC International, Inc. Class A (a)                                       422
                                        7,900    Lam Research Corp. (a)                                                399,898
                                        7,270    Lattice Semiconductor Corp. (a)                                        47,110
                                          900    LeCroy Corp. (a)                                                       10,359
                                        6,100    Leadis Technology, Inc. (a)                                            28,609
                                          100    Lightpath Technologies, Inc. Class A (a)                                  470
                                        2,570    Littelfuse, Inc. (a)                                                   81,932
                                       13,300    MEMC Electronic Materials, Inc. (a)                                   520,562
                                        5,253    MKS Instruments, Inc. (a)                                             118,613
                                        7,287    MRV Communications, Inc. (a)                                           25,796
                                        1,900    MTS Systems Corp.                                                      73,378
                                       40,700    Marvell Technology Group Ltd. (a)(h)                                  781,033
                                        5,200    Mattson Technology, Inc. (a)                                           48,464
                                        2,200    Maxwell Technologies, Inc. (a)                                         30,690
                                        1,400    Mercury Computer Systems, Inc. (a)                                     18,704
                                        4,600    Methode Electronics, Inc.                                              49,818
                                        2,500    Mettler Toledo International, Inc. (a)                                197,125
                                        4,117    Microsemi Corp. (a)                                                    80,899
                                        2,000    Microtune, Inc. (a)                                                     9,400
                                        1,700    Mobility Electronics, Inc. (a)                                          5,695
                                          100    Monolithic Power Systems, Inc. (a)                                      1,111
                                        1,855    MoSys, Inc. (a)                                                        17,159
                                        1,100    Multi-Fineline Electronix, Inc. (a)                                    22,319
                                           25    M-Wave, Inc. (a)                                                           57
                                        2,900    NU Horizons Electronics Corp. (a)                                      29,841
                                        4,225    Nanogen, Inc. (a)                                                       7,858
                                        2,000    Nanometrics, Inc. (a)                                                  15,820
                                        3,000    Nanophase Technologies Corp. (a)                                       17,910
                                        3,700    Napco Security Systems, Inc. (a)(f)                                    21,719
                                          320    Neomagic Corp. (a)                                                      1,878

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        1,000    Neoware Systems, Inc. (a)                                        $     13,210
                                        2,800    NETGEAR, Inc. (a)                                                      73,500
                                        4,700    NetList, Inc. (a)                                                      45,684
                                          600    Netlogic Microsystems, Inc. (a)                                        13,014
                                        1,300    Newport Corp. (a)                                                      27,235
                                       13,335    Nuance Communications, Inc. (a)                                       152,819
                                       25,850    ON Semiconductor Corp. (a)                                            195,684
                                          800    OSI Systems, Inc. (a)                                                  16,744
                                        2,800    Omni Energy Services Corp. (a)                                         27,412
                                        5,000    Omnivision Technologies, Inc. (a)                                      68,250
                                        2,600    Oplink Communications, Inc. (a)                                        53,456
                                          400    Optical Communication Products, Inc. (a)                                  656
                                          300    PDF Solutions, Inc. (a)                                                 4,335
                                        1,500    PLX Technology, Inc. (a)                                               19,560
                                        1,600    Palomar Medical Technologies, Inc. (a)(f)                              81,072
                                        1,150    Park Electrochemical Corp.                                             29,498
                                          800    ParkerVision, Inc. (a)(f)                                               8,920
                                        7,400    Pemstar, Inc. (a)                                                      28,490
                                        1,500    Pericom Semiconductor Corp. (a)                                        17,205
                                        1,600    Photon Dynamics, Inc. (a)                                              18,704
                                        3,300    Pixelworks, Inc. (a)                                                    7,557
                                          900    Planar Systems, Inc. (a)                                                8,703
                                        1,600    Plantronics, Inc.                                                      33,920
                                        3,000    Plexus Corp. (a)                                                       71,640
                                        2,800    PortalPlayer, Inc. (a)                                                 37,660
                                          600    Powell Industries, Inc. (a)                                            18,942
                                        1,000    Power Integrations, Inc. (a)                                           23,450
                                        5,100    Power-One, Inc. (a)                                                    37,128
                                        4,200    Powerwave Technologies, Inc. (a)                                       27,090
                                          400    Preformed Line Products Co.                                            14,100
                                        8,400    Quantum Corp. (a)                                                      19,488
                                          200    QuickLogic Corp. (a)                                                      594
                                        6,835    RF Micro Devices, Inc. (a)                                             46,410
                                          900    Radisys Corp. (a)                                                      15,003
                                        8,300    Rambus, Inc. (a)(f)                                                   157,119
                                        1,900    Raven Industries, Inc.                                                 50,920
                                          700    Rex Stores Corp. (a)                                                   12,418
                                          800    Richardson Electronics Ltd.                                             7,288
                                        1,500    Rofin-Sinar Technologies, Inc. (a)                                     90,690
                                        2,928    Rudolph Technologies, Inc. (a)                                         46,614
                                        5,900    SAFLINK Corp. (a)(f)                                                      708
                                          800    SCM Microsystems, Inc. (a)                                              2,520
                                        1,200    Sagemark Cos. Ltd. (a)                                                    780
                                       41,132    Seagate Technology                                                  1,089,998
                                        1,100    Semitool, Inc. (a)                                                     14,641
                                        4,200    Semtech Corp. (a)                                                      54,894
                                        5,500    Sigmatel, Inc. (a)                                                     24,090
                                        1,200    Sigmatron International, Inc. (a)                                      11,040
                                        4,700    Silicon Image, Inc. (a)                                                59,784
                                        3,600    Silicon Laboratories, Inc. (a)                                        124,740
                                        6,000    Silicon Storage Technology, Inc. (a)                                   27,060
                                        4,900    SimpleTech, Inc. (a)                                                   62,132

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        4,000    Sirenza Microdevices, Inc. (a)                                   $     31,440
                                        3,900    Sirf Technology Holdings, Inc. (a)                                     99,528
                                       13,100    Skyworks Solutions, Inc. (a)                                           92,748
                                        2,300    Smart Modular Technologies WWH, Inc. (a)                               30,958
                                        9,000    Spansion LLC Class A (a)                                              133,740
                                        1,300    SpectraLink Corp. (a)                                                  11,180
                                        3,100    Spectrum Brands, Inc. (a)                                              33,790
                                        3,100    Staktek Holdings, Inc. (a)                                             15,965
                                        2,100    Standard Microsystems Corp. (a)                                        58,758
                                        9,600    Stratex Networks, Inc. (a)                                             46,368
                                        5,500    SunPower Corp. Class A (a)(f)                                         204,435
                                          200    Suntron Corp. (a)                                                         210
                                          432    Superconductor Technologies, Inc. (a)                                     765
                                        1,900    Superior Essex, Inc. (a)                                               63,175
                                        1,500    Supertex, Inc. (a)                                                     58,875
                                        4,176    Symmetricom, Inc. (a)                                                  37,250
                                        2,400    Synaptics, Inc. (a)                                                    71,256
                                        5,500    Syntax-Brillian Corp. (a)(f)                                           47,245
                                        2,300    TTM Technologies, Inc. (a)                                             26,059
                                        4,730    Taser International, Inc. (a)(f)                                       35,948
                                        1,900    Technitrol, Inc.                                                       45,391
                                          300    Techwell, Inc. (a)                                                      4,818
                                          841    Tegal Corp. (a)                                                         5,130
                                        5,600    Tekelec (a)                                                            83,048
                                        3,300    Telkonet, Inc. (a)(f)                                                   8,811
                                           75    Terabeam, Inc. (a)                                                        149
                                        3,900    Tessera Technologies, Inc. (a)                                        157,326
                                        5,500    Therma-Wave, Inc. (a)                                                   6,545
                                        3,265    Thomas & Betts Corp. (a)                                              154,369
                                          800    Tollgrade Communications, Inc. (a)                                      8,456
                                       11,200    Transmeta Corp. (a)                                                    12,432
                                        5,200    TranSwitch Corp. (a)                                                    7,280
                                        9,645    TriQuint Semiconductor, Inc. (a)                                       43,403
                                          200    Tvia, Inc. (a)                                                            212
                                        1,500    Tweeter Home Entertainment Group, Inc. (a)                              3,180
                                        3,400    Ultra Clean Holdings, Inc. (a)                                         41,990
                                        2,800    Ultralife Batteries, Inc. (a)                                          30,828
                                        1,700    Ultratech, Inc. (a)                                                    21,216
                                        1,300    United Industrial Corp.                                                65,975
                                          600    Unitil Corp.                                                           15,210
                                        6,300    Valence Technology, Inc. (a)(f)                                        10,395
                                        2,050    Varian, Inc. (a)                                                       91,820
                                        3,100    Varian Semiconductor Equipment Associates, Inc. (a)                   141,112
                                        1,400    Viasat, Inc. (a)                                                       41,734
                                        2,400    Vicor Corp.                                                            26,664
                                        1,300    Virage Logic Corp. (a)                                                 12,077
                                        8,361    Vishay Intertechnology, Inc. (a)                                      113,208
                                          300    Volterra Semiconductor Corp. (a)                                        4,500
                                           66    Vyyo, Inc. (a)                                                            295
                                        3,600    WJ Communications, Inc. (a)                                             5,652
                                          104    Wave Wireless Corp. (a)                                                     0
                                       11,700    Western Digital Corp. (a)                                             239,382

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        5,117    Zebra Technologies Corp. Class A (a)                             $    178,020
                                        7,424    Zhone Technologies, Inc. (a)(f)                                         9,651
                                        3,361    Zoran Corp. (a)                                                        49,003
                                                                                                                  ------------
                                                                                                                    18,297,465
------------------------------------------------------------------------------------------------------------------------------
Energy & Raw Materials - 3.5%           1,000    APCO Argentina, Inc.                                                   87,470
                                          800    Adams Resources & Energy, Inc.                                         24,080
                                        3,000    Alliance Resource Partners LP                                         103,560
                                        3,200    Alpha Natural Resources, Inc. (a)                                      45,536
                                        4,000    Amerigas Partners LP                                                  130,120
                                        7,700    Arch Coal, Inc.                                                       231,231
                                        1,600    Atlas Pipeline Partners LP                                             76,800
                                        1,800    Atwood Oceanics, Inc. (a)                                              88,146
                                          600    Barnwell Industries, Inc.                                              14,370
                                        3,900    Berry Petroleum Co. Class A                                           120,939
                                        6,600    Boardwalk Pipeline Partners LP                                        203,412
                                        5,500    Brigham Exploration Co. (a)                                            40,205
                                        1,800    Bristow Group, Inc. (a)                                                64,962
                                        2,700    Bronco Drilling Co., Inc. (a)                                          46,413
                                        3,900    Buckeye GP Holdings LP                                                 63,882
                                        2,100    Buckeye Partners LP                                                    97,608
                                        2,450    CARBO Ceramics, Inc.                                                   91,556
                                        1,700    CREDO Petroleum Corp. (a)                                              20,383
                                        3,920    Cabot Oil & Gas Corp. Class A                                         237,748
                                        1,400    Calumet Specialty Products Partners LP                                 56,056
                                        7,000    Cameron International Corp. (a)                                       371,350
                                        5,600    Canyon Resources Corp. (a)                                              4,760
                                        5,816    Cimarex Energy Co.                                                    212,284
                                        3,100    Compass Minerals International, Inc.                                   97,836
                                        3,600    Crosstex Energy, Inc.                                                 114,084
                                        1,200    Dawson Geophysical Co. (a)                                             43,716
                                        6,000    Denbury Resources, Inc. (a)                                           166,740
                                        1,800    Double Eagle Pete & Mining Co. (a)                                     44,154
                                        3,400    Dril-Quip, Inc. (a)                                                   133,144
                                        8,420    ENSCO International, Inc.                                             421,505
                                        7,300    Enterprise GP Holdings LP                                             269,881
                                       29,805    Enterprise Products Partners LP                                       863,749
                                        3,900    The Exploration Co. of Delaware, Inc. (a)                              52,026
                                        3,500    FMC Technologies, Inc. (a)                                            215,705
                                        4,300    Ferrellgas Partners LP                                                 91,934
                                        2,900    Forest Oil Corp. (a)                                                   94,772
                                        4,000    Foundation Coal Holdings, Inc.                                        127,040
                                        2,300    Goodrich Petroleum Corp. (a)                                           83,214
                                        6,900    Grant Prideco, Inc. (a)                                               274,413
                                       10,600    Grey Wolf, Inc. (a)                                                    72,716
                                        3,949    Hanover Compressor Co. (a)                                             74,597
                                        3,100    Headwaters, Inc. (a)                                                   74,276
                                        5,400    Helmerich & Payne, Inc.                                               132,138
                                        1,200    Holly Energy Partners LP                                               48,300
                                        2,000    Hydril Co. (a)                                                        150,380
                                        4,700    ICO Inc. (a)                                                           26,508
                                        4,300    Inergy LP                                                             128,183
                                        2,900    James River Coal Co. (a)(f)                                            26,912

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        6,500    Joy Global, Inc.                                                 $    314,210
                                       16,300    Kinder Morgan Energy Partners LP                                      780,770
                                        3,700    Kirby Corp. (a)                                                       126,281
                                        1,500    Lufkin Industries, Inc.                                                87,120
                                          600    MAXXAM, Inc. (a)                                                       17,442
                                        5,700    Massey Energy Co.                                                     132,411
                                        7,650    McDermott International, Inc. (a)                                     389,079
                                        3,300    NL Industries, Inc.                                                    34,122
                                        2,200    Natural Gas Services Group (a)                                         30,580
                                        1,300    Natural Resource Partners LP                                           75,335
                                        5,200    Newpark Resources, Inc. (a)                                            37,492
                                        9,680    Noble Energy, Inc.                                                    474,998
                                        2,300    Oil States International, Inc. (a)                                     74,129
                                        4,100    Parallel Petroleum Corp. (a)                                           72,037
                                        8,400    Parker Drilling Co. (a)                                                68,628
                                          800    Penn Virginia Corp.                                                    56,032
                                        1,800    Penn Virginia Resource Partners LP                                     46,818
                                        1,680    Petroleum Development Corp. (a)                                        72,324
                                        3,000    Pioneer Drilling Co. (a)                                               39,840
                                        7,041    Plains All American Pipeline LP                                       360,499
                                        5,700    Prolong International Corp. (a)                                            12
                                        3,212    Quantum Fuel Systems Technologies Worldwide, Inc. (a)(f)                5,140
                                          100    RGC Resources, Inc.                                                     2,535
                                        9,000    Range Resources Corp.                                                 247,140
                                        1,777    SEACOR Holdings, Inc. (a)                                             176,172
                                          907    Solexa, Inc. (a)                                                       11,927
                                        9,100    Southwestern Energy Co. (a)                                           318,955
                                        1,900    Swift Energy Co. (a)                                                   85,139
                                        2,100    TC PipeLines LP                                                        75,600
                                        3,855    Tidewater, Inc.                                                       186,428
                                        4,200    USEC, Inc. (a)                                                         53,424
                                        3,200    Unit Corp. (a)                                                        155,040
                                        4,200    Valero GP Holdings LLC                                                104,244
                                        2,300    W-H Energy Services, Inc. (a)                                         111,987
                                          500    Westmoreland Coal Co. (a)                                               9,835
                                        2,400    Williams Partners LP                                                   92,880
                                        2,400    World Fuel Services Corp.                                             106,704
                                        1,300    Xanser Corp. (a)                                                        6,318
                                                                                                                  ------------
                                                                                                                    11,300,421
------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 3.5%               5,500    AGL Resources, Inc.                                                   214,005
                                        1,100    ATG, Inc. (a)                                                               0
                                        3,500    Active Power, Inc. (a)                                                  9,170
                                        1,800    Allete, Inc.                                                           83,772
                                        6,000    Alliant Energy Corp.                                                  226,620
                                        1,850    American States Water Co.                                              71,447
                                        6,517    Aqua America, Inc.                                                    148,457
                                       13,110    Aquila, Inc. (a)                                                       61,617
                                          225    Artesian Resources Corp. Class A                                        4,423
                                        6,300    Atmos Energy Corp.                                                    201,033
                                          200    Atrion Corp.                                                           15,550
                                        3,900    Aventine Renewable Energy Holdings, Inc. (a)                           91,884
                                        4,400    Avista Corp.                                                          111,364

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          200    BIW Ltd.                                                         $      3,140
                                        3,500    Basin Water, Inc. (a)                                                  23,695
                                        7,730    Beacon Power Corp. (a)(f)                                               7,653
                                        2,600    Black Hills Corp.                                                      96,044
                                          900    CH Energy Group, Inc.                                                  47,520
                                          900    California Water Service Group                                         36,360
                                          800    Cascade Natural Gas Corp.                                              20,736
                                        2,766    Catalytica Energy Systems, Inc. (a)                                     5,726
                                        2,000    Central Vermont Public Service Corp.                                   47,100
                                        1,300    Chesapeake Utilities Corp.                                             39,845
                                        2,900    Cleco Corp.                                                            73,167
                                          600    Connecticut Water Service, Inc.                                        13,650
                                          100    Contango Oil & Gas Co. (a)                                              2,384
                                        2,100    Copano Energy LLC                                                     125,265
                                          300    DCP Midstream Partners LP                                              10,365
                                        7,935    DPL, Inc.                                                             220,434
                                          100    Delta Natural Gas Co., Inc.                                             2,508
                                        3,000    Duquesne Light Holdings, Inc.                                          59,550
                                        3,100    El Paso Electric Co. (a)                                               75,547
                                        2,900    The Empire District Electric Co.                                       71,601
                                        5,100    Energen Corp.                                                         239,394
                                        7,600    Energy East Corp.                                                     188,480
                                        7,700    Energy Transfer Partners LP                                           416,570
                                          200    Energy West, Inc.                                                       2,220
                                          450    EnergySouth, Inc.                                                      18,045
                                        7,680    Equitable Resources, Inc.                                             320,640
                                        4,700    Evergreen Energy, Inc. (a)(f)                                          46,483
                                          199    Florida Public Utilities Co.                                            2,637
                                          100    GeoMet, Inc. (a)                                                        1,040
                                        2,100    Global Partners LP                                                     54,558
                                        5,800    Great Plains Energy, Inc.                                             184,440
                                        1,000    Green Mountain Power Corp.                                             33,890
                                        4,420    Hawaiian Electric Industries, Inc.                                    120,003
                                        2,800    IDACORP, Inc.                                                         108,220
                                        1,200    The Laclede Group, Inc.                                                42,036
                                        9,425    MDU Resources Group, Inc.                                             241,657
                                          800    MGE Energy, Inc.                                                       29,264
                                        3,100    Magellan Midstream Holdings LP (f)                                     69,130
                                          300    MarkWest Hydrocarbon, Inc.                                             14,565
                                          766    Middlesex Water Co.                                                    14,347
                                       19,200    Mirant Corp. (a)                                                      606,144
                                        9,900    Mueller Water Products, Inc. Series A (f)                             147,213
                                        9,730    NRG Energy, Inc. (a)                                                  544,977
                                        5,800    NSTAR                                                                 199,288
                                        5,850    National Fuel Gas Co.                                                 225,459
                                        2,440    New Jersey Resources Corp.                                            118,535
                                        8,000    Northeast Utilities                                                   225,280
                                        1,600    Northwest Natural Gas Co.                                              67,904
                                        2,000    NorthWestern Corp.                                                     70,760
                                        5,200    OGE Energy Corp.                                                      208,000
                                        5,700    ONEOK Partners LP (f)                                                 361,038
                                        5,990    Oneok, Inc.                                                           258,289

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        1,700    Ormat Technologies, Inc.                                         $     62,594
                                        1,300    Otter Tail Corp.                                                       40,508
                                        4,800    PNM Resources, Inc.                                                   149,280
                                          177    Pennichuck Corp.                                                        3,581
                                       12,473    Pepco Holdings, Inc.                                                  324,423
                                        4,500    Piedmont Natural Gas Co. (f)                                          120,375
                                        2,600    Pike Electric Corp. (a)                                                42,458
                                        4,200    Portland General Electric Co.                                         114,450
                                        8,200    Puget Energy, Inc.                                                    207,952
                                        3,800    Regency Energy Partners LP                                            103,170
                                       19,800    Reliant Energy, Inc. (a)                                              281,358
                                        6,200    SCANA Corp.                                                           251,844
                                        5,800    SEMCO Energy, Inc. (a)                                                 35,380
                                          600    SJW Corp.                                                              23,256
                                       11,300    Sierra Pacific Resources (a)                                          190,179
                                        1,600    South Jersey Industries, Inc.                                          53,456
                                        7,454    Southern Union Co.                                                    208,339
                                        2,400    Southwest Gas Corp.                                                    92,088
                                        1,571    Southwest Water Co.                                                    21,617
                                          600    Streicher Mobile Fueling, Inc. (a)                                        840
                                        2,400    Transmeridian Exploration, Inc. (a)                                     8,280
                                        7,360    UGI Corp.                                                             200,781
                                        1,833    UIL Holdings Corp.                                                     77,334
                                        3,200    Unisource Energy Corp.                                                116,896
                                        3,400    Vectren Corp.                                                          96,152
                                        1,200    Venoco, Inc. (a)                                                       21,072
                                        4,250    VeraSun Energy Corp. (a)(f)                                            83,938
                                        2,740    Veritas DGC, Inc. (a)                                                 234,626
                                        3,200    WGL Holdings, Inc.                                                    104,256
                                        3,000    WPS Resources Corp.                                                   162,090
                                        4,625    Westar Energy, Inc.                                                   120,065
                                        6,280    Wisconsin Energy Corp.                                                298,049
                                                                                                                  ------------
                                                                                                                    11,252,825
------------------------------------------------------------------------------------------------------------------------------
Food & Agriculture - 2.8%                 400    Alico, Inc.                                                            20,252
                                        3,200    American Italian Pasta Co. Class A (a)(f)                              28,480
                                        1,600    The Andersons, Inc.                                                    67,824
                                          500    Bridgford Foods Corp. (a)                                               3,135
                                        8,800    Bunge Ltd.                                                            638,088
                                        9,300    Burger King Holdings, Inc. (a)                                        196,230
                                        4,800    CF Industries Holdings, Inc.                                          123,072
                                          200    Cagle's, Inc. Class A (a)                                               1,630
                                        4,102    Chiquita Brands International, Inc.                                    65,509
                                          400    Coca-Cola Bottling Co. Consolidated                                    27,372
                                          300    Consolidated-Tomoka Land Co.                                           21,720
                                        5,200    Corn Products International, Inc.                                     179,608
                                        1,200    Cuisine Solutions, Inc. (a)                                             6,840
                                          500    Dairy Mart Convenience Stores (a)                                           0
                                        3,500    Darling International, Inc. (a)                                        19,285
                                       14,000    Del Monte Foods Co.                                                   154,420
                                        2,280    Delta & Pine Land Co.                                                  92,226
                                          900    Eden Bioscience Corp. (a)                                                 477
                                          400    Embrex, Inc. (a)                                                        6,752

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          300    Farmer Bros. Co.                                                 $      6,405
                                          100    Fisher Communications, Inc. (a)                                         4,421
                                        3,812    Flowers Foods, Inc.                                                   102,886
                                        4,500    Fresh Del Monte Produce, Inc.                                          67,095
                                          700    Gehl Co. (a)                                                           19,271
                                          600    Golden Enterprises, Inc.                                                1,902
                                        1,100    Green Mountain Coffee Roasters, Inc. (a)                               54,153
                                        1,000    Griffin Land & Nurseries, Inc. (a)                                     32,450
                                        3,539    Hain Celestial Group, Inc. (a)                                        110,452
                                        4,100    Hines Horticulture, Inc. (a)                                            6,929
                                        8,286    Hormel Foods Corp.                                                    309,399
                                        1,512    Imperial Sugar Co. New Shares (f)                                      36,606
                                        2,100    Ingles Markets, Inc. Class A                                           62,559
                                        3,765    Ionatron, Inc. (a)(f)                                                  15,436
                                        1,000    J&J Snack Foods Corp.                                                  41,400
                                        2,919    The J.M. Smucker Co.                                                  141,484
                                          700    John B. Sanfilippo & Son, Inc. (a)                                      8,582
                                        3,100    Jones Soda Co. (a)                                                     38,130
                                      119,580    Kraft Foods, Inc. (f)                                               4,269,006
                                        1,800    Lance, Inc.                                                            36,144
                                        3,400    Lifeway Foods, Inc. (a)                                                31,790
                                        1,700    MGP Ingredients, Inc.                                                  38,437
                                          400    Maui Land & Pineapple Co., Inc. (a)                                    13,568
                                          700    Monterey Gourmet Foods, Inc. (a)                                        3,059
                                        2,020    Nash Finch Co.                                                         55,146
                                          875    Neogen Corp. (a)                                                       19,425
                                        5,900    NitroMed, Inc. (a)                                                     14,455
                                        2,000    The Pantry, Inc. (a)                                                   93,680
                                        1,900    Peet's Coffee & Tea, Inc. (a)                                          49,856
                                        8,227    PepsiAmericas, Inc.                                                   172,602
                                        3,400    Performance Food Group Co. (a)                                         93,976
                                        4,200    Pilgrim's Pride Corp.                                                 123,606
                                        1,800    Pioneer Cos., Inc. (a)                                                 51,588
                                        1,900    Premium Standard Farms, Inc.                                           35,283
                                        2,032    Ralcorp Holdings, Inc. (a)                                            103,408
                                        1,424    Rocky Mountain Chocolate Factory, Inc.                                 20,933
                                        2,150    Sanderson Farms, Inc.                                                  65,124
                                        4,200    Schiff Nutrition International, Inc. (a)                               27,930
                                        3,800    The Scotts Miracle-Gro Co.                                            196,270
                                          100    Seaboard Corp.                                                        176,500
                                          200    Seneca Foods Corp. (a)                                                  4,860
                                        1,800    Smart & Final, Inc. (a)                                                34,020
                                        6,500    Smithfield Foods, Inc. (a)                                            166,790
                                          114    SoftBrands, Inc. (a)                                                      194
                                        1,700    Spartan Stores, Inc.                                                   35,581
                                        2,000    Susser Holdings Corp. (a)                                              36,000
                                          400    Tasty Baking Co.                                                        3,596
                                          500    Tejon Ranch Co. (a)                                                    27,920
                                        4,600    Terra Industries, Inc. (a)                                             55,108
                                        2,780    Tootsie Roll Industries, Inc.                                          90,906
                                        1,812    TreeHouse Foods, Inc. (a)                                              56,534
                                        3,700    United Natural Foods, Inc. (a)                                        132,904

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,800    Wild Oats Markets, Inc. (a)                                      $     40,264
                                          800    Willamette Valley Vineyards, Inc. (a)                                   5,440
                                          500    Zanett, Inc. (a)                                                          695
                                          800    Zapata Corp. (a)                                                        5,600
                                                                                                                  ------------
                                                                                                                     9,100,678
------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                             1,200    Aurora Oil & Gas Corp. (a)                                              3,852
                                        5,580    Meridian Gold, Inc. (a)                                               155,068
                                        4,100    NGAS Resources, Inc. (a)(f)                                            26,158
                                        2,535    Royal Gold, Inc. (f)                                                   91,209
                                        3,500    US Gold Corp. (a)(f)                                                   17,675
                                                                                                                  ------------
                                                                                                                       293,962
------------------------------------------------------------------------------------------------------------------------------
Insurance - 4.4%                        1,300    21st Century Holding Co.                                               30,875
                                        5,200    21st Century Insurance Group                                           91,780
                                          700    ACA Capital Holdings, Inc. (a)                                         10,822
                                        2,600    Affirmative Insurance Holdings, Inc.                                   42,302
                                        4,900    Alfa Corp.                                                             92,169
                                          632    Alleghany Corp. (a)                                                   229,795
                                        3,600    Allied World Assurance Holdings Ltd.                                  157,068
                                        4,200    American Equity Investment Life Holding Co.                            54,726
                                        6,750    American Financial Group, Inc.                                        242,392
                                        1,700    American National Insurance Co.                                       193,987
                                        2,900    Amerisafe, Inc. (a)                                                    44,834
                                          500    Amtrust Financial Services, Inc.                                        4,275
                                        4,805    Arch Capital Group Ltd. (a)                                           324,866
                                        1,800    Argonaut Group, Inc. (a)                                               62,748
                                        4,700    Arthur J. Gallagher & Co.                                             138,885
                                        5,600    Aspen Insurance Holdings Ltd.                                         147,616
                                        9,505    Assurant, Inc.                                                        525,151
                                        4,100    Assured Guaranty Ltd.                                                 109,060
                                          700    Atlantic American Corp. (a)                                             2,072
                                       10,000    Axis Capital Holdings Ltd.                                            333,700
                                          950    Baldwin & Lyons, Inc. Class B                                          24,263
                                        1,780    Bristol West Holdings, Inc.                                            28,177
                                        7,500    Brown & Brown, Inc.                                                   211,575
                                       18,629    CNA Financial Corp. (a)                                               751,121
                                        1,500    CNA Surety Corp. (a)                                                   32,250
                                        1,000    Clark, Inc.                                                            16,630
                                        4,100    Commerce Group, Inc.                                                  121,975
                                       12,600    Conseco, Inc. (a)                                                     251,748
                                        3,200    Crawford & Co. Class B                                                 23,360
                                        2,950    Delphi Financial Group Class A                                        119,357
                                        2,600    Direct General Corp.                                                   53,664
                                          100    Donegal Group, Inc. Class A                                             1,959
                                        3,000    eHealth, Inc. (a)                                                      60,330
                                        1,900    EMC Insurance Group, Inc.                                              64,828
                                        5,100    Endurance Specialty Holdings Ltd.                                     186,558
                                        3,700    Erie Indemnity Co. Class A                                            214,526
                                        3,500    Everest Re Group Ltd.                                                 343,385
                                        1,200    FBL Financial Group, Inc. Class A                                      46,896
                                          400    FMS Financial Corp.                                                    12,680
                                        1,500    FPIC Insurance Group, Inc. (a)                                         58,455
                                       13,564    Fidelity National Title Group, Inc. Class A                           323,908

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        6,635    First American Corp.                                             $    269,912
                                        2,700    First Mercury Financial Corp. (a)                                      63,504
                                          400    First United Corp.                                                      8,712
                                        4,500    Fremont General Corp.                                                  72,945
                                        3,210    Great American Financial Resources, Inc.                               73,990
                                        7,750    HCC Insurance Holdings, Inc.                                          248,697
                                        3,100    The Hanover Insurance Group, Inc.                                     151,280
                                        2,000    Harleysville Group, Inc.                                               69,640
                                        1,900    Hilb Rogal & Hobbs Co.                                                 80,028
                                        2,400    Horace Mann Educators Corp.                                            48,480
                                        5,700    IPC Holdings, Ltd.                                                    179,265
                                          720    Independence Holding Co.                                               15,718
                                        2,000    Infinity Property & Casualty Corp.                                     96,780
                                        6,000    Isolagen, Inc. (a)                                                     17,580
                                        1,500    KMG America Corp (a)                                                   14,385
                                          400    Kansas City Life Insurance Co.                                         19,928
                                        1,600    LandAmerica Financial Group, Inc.                                     100,976
                                          700    Markel Corp. (a)                                                      336,070
                                        5,700    Max Re Capital Ltd.                                                   141,474
                                        3,900    Meadowbrook Insurance Group, Inc. (a)                                  38,571
                                        1,600    Mercer Insurance Group, Inc.                                           32,256
                                          100    Merchants Group, Inc.                                                   3,235
                                        3,700    Mercury General Corp.                                                 195,101
                                        6,300    Montpelier Re Holdings Ltd.                                           117,243
                                          500    NYMAGIC, Inc.                                                          18,300
                                        3,200    National Atlantic Holdings Corp. (a)                                   37,312
                                          500    National Interstate Corp.                                              12,150
                                        1,000    National Medical Health Card Systems, Inc. (a)                         11,810
                                       10,500    Nationwide Financial Services, Inc. Class A                           569,100
                                          700    Navigators Group, Inc. (a)                                             33,726
                                        5,900    Odyssey Re Holdings Corp.                                             220,070
                                        3,900    Ohio Casualty Corp.                                                   116,259
                                       12,112    Old Republic International Corp.                                      281,967
                                        8,400    OneBeacon Insurance Group Ltd. (a)                                    235,200
                                        4,695    PMA Capital Corp. Class A (a)                                          43,288
                                        5,400    The PMI Group, Inc.                                                   254,718
                                        3,600    PartnerRe Ltd.                                                        255,708
                                          250    Penn Treaty American Corp. (a)                                          1,923
                                        5,800    Philadelphia Consolidated Holding Co. (a)                             258,448
                                        5,500    The Phoenix Cos., Inc.                                                 87,395
                                        2,100    Pico Holdings, Inc. (a)                                                73,017
                                        3,200    Platinum Underwriters Holdings Ltd.                                    99,008
                                        1,700    Presidential Life Corp.                                                37,315
                                        2,800    ProAssurance Corp. (a)                                                139,776
                                        3,800    Protective Life Corp.                                                 180,500
                                        1,100    RLI Corp.                                                              62,062
                                          200    RTW, Inc. (a)                                                           1,804
                                        5,344    Radian Group, Inc.                                                    288,095
                                        4,500    Reinsurance Group of America, Inc.                                    250,650
                                        5,600    RenaissanceRe Holdings Ltd.                                           336,000
                                          400    SCPIE Holdings, Inc. (a)                                               10,456
                                        1,700    Safety Insurance Group, Inc.                                           86,207

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        5,600    Scottish Re Group Ltd.                                           $     29,904
                                        2,900    SeaBright Insurance Holdings, Inc. (a)                                 52,229
                                        5,800    Security Capital Assurance Ltd.                                       161,414
                                        2,200    Selective Insurance Group                                             126,038
                                        3,000    Stancorp Financial Group, Inc.                                        135,150
                                        1,825    State Auto Financial Corp.                                             63,382
                                          900    Stewart Information Services Corp.                                     39,024
                                        2,300    Tower Group, Inc.                                                      71,461
                                        4,631    Transatlantic Holdings, Inc.                                          287,585
                                        1,600    Triad Guaranty, Inc. (a)                                               87,792
                                        2,100    USI Holdings Corp. (a)                                                 32,256
                                          300    Unico American Corp. (a)                                                3,924
                                        1,300    United America Indemnity, Ltd. (a)                                     32,929
                                        2,700    United Fire & Casualty Co.                                             95,175
                                        3,800    Unitrin, Inc.                                                         190,418
                                        5,800    Universal American Financial Corp. (a)                                108,112
                                       10,790    W.R. Berkley Corp.                                                    372,363
                                        3,000    WellCare Health Plans, Inc. (a)                                       206,700
                                        2,450    Zenith National Insurance Corp.                                       114,930
                                                                                                                  ------------
                                                                                                                    14,395,588
------------------------------------------------------------------------------------------------------------------------------
International Oil - 0.3%                2,700    ATP Oil & Gas Corp. (a)                                               106,839
                                       16,489    GlobalSantaFe Corp.                                                   969,223
                                        4,700    Sulphco, Inc. (a)(f)                                                   22,184
                                                                                                                  ------------
                                                                                                                     1,098,246
------------------------------------------------------------------------------------------------------------------------------
Liquor - 0.1%                           1,900    Boston Beer Co., Inc. Class A (a)                                      68,362
                                        3,312    Central European Distribution Corp. (a)                                98,366
                                        2,300    National Beverage Corp.                                                32,269
                                          100    Pyramid Breweries, Inc. (a)                                               307
                                                                                                                  ------------
                                                                                                                       199,304
------------------------------------------------------------------------------------------------------------------------------
Media - 2.3%                            2,300    ACCO Brands Corp. (a)                                                  60,881
                                        1,000    Acme Communications, Inc. (a)                                           5,020
                                        2,250    America's Car Mart, Inc. (a)                                           26,685
                                        1,400    Banta Corp.                                                            50,960
                                        4,500    Beasley Broadcasting Group, Inc. Class A                               43,065
                                        6,480    Belo Corp. Class A                                                    119,038
                                       16,800    Blockbuster, Inc. Class A (a)                                          88,872
                                        8,700    CNET Networks, Inc. (a)                                                79,083
                                           50    CTN Media Group, Inc. (a)                                                   0
                                       19,500    Cablevision Systems Corp. Class A                                     555,360
                                          600    Cadmus Communications Corp.                                            14,652
                                        2,300    Carmike Cinemas, Inc. (f)                                              46,897
                                       38,400    Charter Communications, Inc. Class A (a)                              117,504
                                        7,100    Citadel Broadcasting Corp.                                             70,716
                                        1,500    Consolidated Graphics, Inc. (a)                                        88,605
                                        7,100    Crown Media Holdings, Inc. Class A (a)                                 25,773
                                        5,365    Cumulus Media, Inc. Class A (a)                                        55,742
                                        2,500    Document Security Systems, Inc. (a)(f)                                 27,725
                                        8,600    DreamWorks Animation SKG, Inc. Class A (a)                            253,614
                                       32,865    EchoStar Communications Corp. Class A (a)                           1,249,856
                                        4,400    Emmis Communications Corp. Class A                                     36,256
                                        3,400    Entercom Communications Corp.                                          95,812
                                        6,500    Entravision Communications Corp. Class A (a)                           53,430

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        7,280    Gartner, Inc. Class A (a)                                        $    144,071
                                        4,200    GateHouse Media, Inc.                                                  77,952
                                        2,220    Gaylord Entertainment Co. (a)                                         113,065
                                        2,200    Gray Television, Inc.                                                  16,126
                                           80    iBEAM Broadcasting Corp. (a)                                                0
                                       11,700    Idearc Inc. (a)                                                       335,205
                                           20    Intraware, Inc. (a)                                                       131
                                        4,400    John Wiley & Sons, Inc. Class A                                       169,268
                                        4,500    Journal Communications, Inc. Class A                                   56,745
                                        5,200    Journal Register Co.                                                   37,960
                                        2,900    The Knot, Inc. (a)                                                     76,096
                                        2,400    Lee Enterprises, Inc.                                                  74,544
                                       26,141    Liberty Global, Inc. (a)                                              762,010
                                        3,922    Liberty Global, Inc. Series C (a)                                     109,816
                                        3,200    Lin TV Corp. Class A (a)                                               31,840
                                        4,000    Live Nation (a)                                                        89,600
                                          400    Loral Space & Communications Ltd. (a)                                  16,288
                                        3,600    Martha Stewart Living Omnimedia, Inc. Class A (f)                      78,840
                                        5,100    McClatchy Co. Class A                                                 220,830
                                          800    Media General, Inc. Class A                                            29,736
                                       10,900    Mediacom Communications Corp. Class A (a)                              87,636
                                        5,600    Navarre Corp. (a)(f)                                                   22,288
                                        1,400    Network Equipment Technologies, Inc. (a)                                8,148
                                        2,500    Nexstar Broadcasting Group, Inc. Class A (a)                           11,500
                                       10,600    Palatin Technologies, Inc. (a)                                         21,624
                                        1,700    Penton Media, Inc. (a)                                                  1,301
                                        2,100    Playboy Enterprises, Inc. Class B (a)                                  24,066
                                       15,534    Primedia, Inc. (a)                                                     26,252
                                        9,800    Radio One, Inc. Class A (a)                                            65,954
                                        3,300    The Reader's Digest Association, Inc. Class A                          55,110
                                       12,400    Regal Entertainment Group Series A                                    264,368
                                        2,900    Regent Communications, Inc. (a)                                         8,207
                                        1,500    Rewards Network, Inc. (a)                                              10,425
                                        1,425    Saga Communications, Inc. Class A (a)                                  13,694
                                        1,600    Salem Communications Corp. Class A                                     19,120
                                        3,510    Scholastic Corp. (a)                                                  125,798
                                        9,100    Sinclair Broadcast Group, Inc. Class A                                 95,550
                                        6,730    Source Interlink Cos., Inc. (a)                                        54,917
                                        5,100    Spanish Broadcasting System, Inc. Class A (a)                          20,961
                                        4,980    Sun-Times Media Group, Inc.                                            24,452
                                        9,965    TiVo, Inc. (a)                                                         51,021
                                          320    Triple Crown Media, Inc. (a)                                            2,477
                                          600    United Capital Corp. (a)                                               17,718
                                        9,900    Univercell Holdings, Inc. (a)                                              74
                                        2,000    Valassis Communications, Inc. (a)                                      29,000
                                        2,300    ValueVision Media, Inc. Class A (a)                                    30,222
                                        2,100    WPT Enterprises, Inc. (a)                                               8,106
                                          625    Washington Post Class B                                               466,000
                                        3,600    Westwood One, Inc.                                                     25,416
                                        6,900    WorldSpace, Inc. Class A (a)(f)                                        24,150
                                       20,675    XM Satellite Radio Holdings, Inc. Class A (a)                         298,754
                                        2,400    Young Broadcasting, Inc. Class A (a)                                    6,768
                                                                                                                  ------------
                                                                                                                     7,526,746
------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.9%                    5,400    Alliance Holdings GP LP                                          $    106,704
                                        2,200    Coinstar, Inc. (a)                                                     67,254
                                        4,600    Complete Production Services, Inc. (a)                                 97,520
                                        4,600    Delek US Holdings, Inc.                                                75,394
                                        2,400    DynCorp. International, Inc. (a)                                       38,088
                                        1,300    Gerber Scientific, Inc. (a)                                            16,328
                                        3,100    Goodman Global, Inc. (a)                                               53,320
                                        6,800    International Coal Group, Inc. (a)                                     37,060
                                       10,407    Liberty Media Holding Corp. - Capital (a)                           1,019,678
                                       48,836    Liberty Media Holding Corp. - Interactive (a)                       1,053,393
                                          100    Nextest Systems Corp. (a)                                               1,127
                                          500    Northstar Neuroscience, Inc. (a)                                        7,190
                                          500    Pegasus Wireless Corp. (a)(f)                                             695
                                        2,700    Penson Worldwide, Inc. (a)                                             74,007
                                        2,900    Smith & Wesson Holding Corp. (a)                                       29,986
                                        1,500    Teekay LNG Partners LP                                                 49,965
                                        2,200    Visicu, Inc. (a)                                                       24,640
                                                                                                                  ------------
                                                                                                                     2,752,349
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Finance - 10.5%           1,210    1st Source Corp.                                                       38,877
                                        4,050    AG Edwards, Inc.                                                      256,324
                                        2,900    Acacia Research - Acacia Technologies (a)                              38,802
                                        2,247    Accredited Home Lenders Holding Co. (a)                                61,298
                                        3,900    Advance America, Cash Advance Centers, Inc.                            57,135
                                        2,700    Advanta Corp. Class B                                                 117,801
                                        2,500    Affiliated Managers Group (a)                                         262,825
                                        1,400    Agree Realty Corp.                                                     48,118
                                        5,600    AllianceBernstein Holding LP                                          450,240
                                        1,500    Amcore Financial, Inc.                                                 49,005
                                        2,300    American Campus Communities, Inc.                                      65,481
                                       11,200    American Financial Realty Trust                                       128,128
                                        2,944    American Home Mortgage Investment Corp.                               103,393
                                        6,650    AmeriCredit Corp. (a)                                                 167,380
                                          100    Ampal American Israel Class A (a)                                         479
                                        1,600    Anchor Bancorp Wisconsin, Inc.                                         46,112
                                        5,900    Ashford Hospitality Trust, Inc.                                        73,455
                                        2,100    Asset Acceptance Capital Corp. (a)                                     35,322
                                        1,900    Asta Funding, Inc.                                                     57,836
                                        6,050    Astoria Financial Corp.                                               182,468
                                           74    Atlantic Coast Federal Corp.                                            1,349
                                        2,600    Atlantis Plastics, Inc. (a)                                             8,476
                                          300    BNP Residential Properties, Inc.                                        7,245
                                        4,201    BOK Financial Corp.                                                   230,971
                                        1,900    BP Prudhoe Bay Royalty Trust                                          146,262
                                        1,100    Bancorp Rhode Island, Inc.                                             47,575
                                          900    Bank of the Ozarks, Inc.                                               29,754
                                        3,735    BankUnited Financial Corp. Class A                                    104,431
                                        1,500    Banner Corp.                                                           66,510
                                           95    Berkshire Hathaway, Inc. Class A (a)(f)                            10,449,050
                                          476    Berkshire Hathaway, Inc. Class B (a)                                1,745,016
                                        1,400    Berkshire Hills Bancorp, Inc.                                          46,844
                                        9,300    BlackRock, Inc. (b)                                                 1,412,670
                                        3,796    CVB Financial Corp.                                                    54,890
                                        2,400    Calamos Asset Management, Inc. Class A                                 64,392

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          500    Camco Financial Corp.                                            $      6,375
                                          540    Capital Corp. of the West                                              17,329
                                        4,600    Capital Lease Funding, Inc.                                            53,360
                                        1,900    Capital Trust, Inc.                                                    94,886
                                       11,641    CapitalSource, Inc.                                                   317,916
                                          515    Cascade Financial Corp.                                                 8,781
                                        1,700    Cash America International, Inc.                                       79,730
                                        1,822    Cathay General Bancorp                                                 62,877
                                        3,600    CBOT Holdings, Inc. Class A (a)                                       545,292
                                        2,676    Central Pacific Financial Corp.                                       103,722
                                        3,100    Cenveo, Inc. (a)                                                       65,720
                                          800    Charter Financial Corp.                                                41,216
                                        4,600    CharterMac                                                             98,762
                                        1,600    Citizens First Bancorp, Inc.                                           49,184
                                        2,890    Citizens, Inc. (a)(f)                                                  19,074
                                          760    Coastal Financial Corp.                                                12,700
                                        3,400    Cohen & Steers, Inc.                                                  136,578
                                        1,000    Columbia Equity Trust, Inc.                                            19,110
                                        4,100    CompuCredit Corp. (a)                                                 163,221
                                        3,650    Corrections Corp. of America (a)                                      165,089
                                       10,380    Covanta Holding Corp. (a)                                             228,775
                                        2,400    Cowen Group, Inc. (a)                                                  50,760
                                        1,056    Cross Timbers Royalty Trust                                            53,444
                                        3,000    Deerfield Triarc Capital Corp.                                         50,790
                                        4,200    Delta Financial Corp.                                                  42,546
                                        3,700    Dime Community Bancshares, Inc.                                        51,837
                                        2,300    Downey Financial Corp.                                                166,934
                                        6,900    ECC Capital Corp.                                                       8,211
                                          629    ESB Financial Corp.                                                     6,932
                                          300    Eastern Virginia Bankshares, Inc.                                       6,750
                                        6,600    Eaton Vance Corp.                                                     217,866
                                        2,900    Encore Capital Group, Inc. (a)                                         36,540
                                          100    Enstar Group, Inc. (a)                                                  9,590
                                        2,500    ePlus, Inc. (a)                                                        26,125
                                        3,400    eSpeed, Inc. Class A (a)                                               29,682
                                          700    Evercore Partners, Inc. Class A (a)                                    25,795
                                        2,800    Extra Space Storage, Inc.                                              51,128
                                        4,000    Ezcorp, Inc. (a)                                                       65,000
                                          900    The FINOVA Group, Inc. (a)                                                 54
                                        2,250    Fidelity Bankshares, Inc.                                              89,257
                                        1,600    Financial Federal Corp.                                                47,056
                                        2,400    First Albany Cos., Inc. (a)                                             5,568
                                        2,561    First Community Bancorp, Inc.                                         133,863
                                          500    First Defiance Financial Corp.                                         15,150
                                          800    First Financial Corp.                                                  28,360
                                        1,400    First Financial Holdings, Inc.                                         54,852
                                        2,150    First Indiana Corp.                                                    54,524
                                        6,400    The First Marblehead Corp.                                            349,760
                                          615    First Place Financial Corp.                                            14,446
                                        1,600    FirstFed Financial Corp. (a)                                          107,152
                                        3,600    Flagstar Bancorp, Inc.                                                 53,424
                                        2,950    Flushing Financial Corp.                                               50,356

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        3,200    Franklin Street Properties Corp.                                 $     67,360
                                        9,710    Friedman Billings Ramsey Group, Inc. Class A                           77,680
                                          300    Frontline Capital Group (a)                                                 0
                                        2,700    GAMCO Investors, Inc. Class A                                         103,842
                                        2,400    GFI Group, Inc. (a)                                                   149,424
                                        1,155    Giant Industries, Inc. (a)                                             86,567
                                        3,957    Glacier Bancorp, Inc.                                                  96,697
                                          600    Gramercy Capital Corp.                                                 18,534
                                        2,300    Great Lakes Bancorp, Inc. (a)                                          32,292
                                        1,500    Greenhill & Co., Inc.                                                 110,700
                                          900    HMN Financial, Inc.                                                    31,059
                                        1,400    Heartland Payment Systems, Inc.                                        39,550
                                          420    Heritage Financial Corp.                                               10,303
                                        4,100    Hersha Hospitality Trust                                               46,494
                                        3,300    HomeBanc Corp.                                                         13,959
                                        4,000    Hugoton Royalty Trust                                                  98,400
                                        1,000    IBERIABANK Corp.                                                       59,050
                                        3,600    ITC Holdings Corp.                                                    143,640
                                          300    ITLA Capital Corp.                                                     17,373
                                          242    Independence Federal Savings Bank (a)                                   2,410
                                        2,524    Independent Bank Corp.                                                 63,832
                                        4,600    IndyMac Bancorp, Inc.                                                 207,736
                                          800    InnSuites Hospitality Trust                                             1,000
                                        4,400    IntercontinentalExchange, Inc. (a)                                    474,760
                                        1,000    International Assets Holding Corp., Inc. (a)(f)                        28,480
                                        3,656    International Bancshares Corp.                                        113,007
                                        1,900    International Securities Exchange, Inc.                                88,901
                                          800    Interpool, Inc.                                                        18,688
                                        3,000    Investment Technology Group, Inc. (a)                                 128,640
                                        4,500    Investors Financial Services Corp.                                    192,015
                                        3,200    Jackson Hewitt Tax Service, Inc.                                      108,704
                                        6,100    Jefferies Group, Inc. New Shares                                      163,602
                                        6,000    John D Oil & Gas Co. (a)                                                3,120
                                        3,300    KBW, Inc. (a)                                                          96,987
                                        4,400    KKR Financial Corp.                                                   117,876
                                        1,690    KNBT Bancorp, Inc.                                                     28,274
                                        8,200    Knight Capital Group, Inc. Class A (a)                                157,194
                                        3,600    LaBranche & Co., Inc. (a)                                              35,388
                                        2,781    Ladenburg Thalmann Financial Services, Inc. (a)                         3,393
                                        3,600    Lazard Ltd. Class A                                                   170,424
                                       12,504    Leucadia National Corp.                                               352,613
                                        1,000    Lincoln Bancorp                                                        19,990
                                        1,000    Lipid Sciences, Inc. (a)                                                1,350
                                        1,979    MAF Bancorp, Inc.                                                      88,442
                                        3,450    MB Financial, Inc.                                                    129,755
                                          900    MCF Corp. (a)                                                           4,275
                                          200    Malan Realty Investors, Inc.                                                0
                                       10,000    Mastercard, Inc. Class A (f)                                          984,900
                                          300    Maxus Realty Trust, Inc.                                                3,975
                                        1,200    McGrath RentCorp                                                       36,756
                                        3,300    Medallion Financial Corp.                                              40,821
                                        5,000    Medical Properties Trust, Inc.                                         76,500

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          500    MicroFinancial, Inc.                                             $      1,945
                                          110    Mid Penn Bancorp, Inc.                                                  2,810
                                          600    The Midland Co.                                                        25,170
                                        5,300    MoneyGram International, Inc.                                         166,208
                                          400    Monmouth Capital Corp.                                                  2,168
                                        2,200    Monmouth Real Estate Investment Corp. Class A                          18,590
                                        1,700    MortgageIT Holdings, Inc.                                              25,075
                                          300    MutualFirst Financial, Inc.                                             6,360
                                          400    NASB Financial, Inc.                                                   16,492
                                       11,500    NYSE Group, Inc. (a)(f)                                             1,117,800
                                        8,700    The NASDAQ Stock Market, Inc. (a)                                     267,873
                                        2,690    Nastech Pharmaceutical Co., Inc. (a)                                   40,700
                                        2,500    National Financial Partners Corp.                                     109,925
                                          120    National Security Group, Inc.                                           2,070
                                          200    National Western Life Insurance Co. Class A                            46,028
                                        3,100    Nelnet, Inc. Class A (a)                                               84,816
                                       20,164    New York Community Bancorp, Inc.                                      324,640
                                          400    North American Scientific, Inc. (a)                                       436
                                        2,600    Northwest Bancorp, Inc.                                                71,396
                                        5,200    Nuveen Investments, Inc. Class A                                      269,776
                                        6,400    Nymex Holdings, Inc. (a)                                              793,664
                                        1,400    Oak Hill Financial, Inc.                                               39,228
                                        5,700    Ocwen Financial Corp. (a)                                              90,402
                                          700    One Liberty Properties, Inc.                                           17,591
                                        1,700    Opteum, Inc.                                                           12,920
                                        5,500    optionsXpress Holdings, Inc.                                          124,795
                                          600    PAB Bankshares, Inc.                                                   12,822
                                        2,125    PMC Commercial Trust                                                   31,896
                                          321    PVF Capital Corp.                                                       3,371
                                        1,400    PW Eagle, Inc. (f)                                                     48,300
                                        4,110    Pacific Capital Bancorp                                               138,014
                                        2,308    Partners Trust Financial Group, Inc.                                   26,865
                                        1,245    Piper Jaffray Cos. (a)                                                 81,112
                                        1,700    Portfolio Recovery Associates, Inc. (a)                                79,373
                                          500    Provident Financial Holdings, Inc.                                     15,245
                                        2,889    Provident Financial Services, Inc.                                     52,378
                                        2,800    R-G Financial Corp. Class B                                            21,420
                                        6,150    Raymond James Financial, Inc.                                         186,407
                                          675    Renasant Corp.                                                         20,675
                                        1,000    Resource America, Inc. Class A                                         26,400
                                          200    Riverview Bancorp, Inc.                                                 3,040
                                          300    Roberts Realty Investors, Inc. (a)                                      2,367
                                          400    Roma Financial Corp. (a)                                                6,624
                                        3,000    Rome Bancorp, Inc.                                                     38,250
                                        6,160    SEI Investments Co.                                                   366,890
                                        1,510    SWS Group, Inc.                                                        53,907
                                        3,700    Sanders Morris Harris Group, Inc.                                      47,249
                                        2,103    Santander BanCorp                                                      37,539
                                          300    Security Bank Corp.                                                     6,846
                                        3,300    Siebert Financial Corp.                                                12,771
                                        3,600    Specialty Underwriters' Alliance, Inc. (a)                             30,240

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        1,762    Sterling Financial Corp., Pennsylvania                           $     41,707
                                        3,743    Sterling Financial Corp., Washington                                  126,560
                                        1,232    Student Loan Corp.                                                    255,394
                                          300    Supertel Hospitality, Inc.                                              2,079
                                       42,180    TD Ameritrade Holding Corp.                                           682,472
                                          100    TF Financial Corp.                                                      3,095
                                        1,879    Tarragon Corp.                                                         22,867
                                        2,800    Thomas Weisel Partners Group, Inc. (a)                                 59,080
                                        1,100    TierOne Corp.                                                          34,771
                                        1,500    Transnational Financial Network, Inc. (a)                               1,095
                                        1,600    United Community Banks, Inc.                                           51,712
                                        1,000    United PanAm Financial Corp. (a)                                       13,760
                                          100    Value Line, Inc.                                                        4,545
                                        3,800    ViewPoint Financial Group (a)                                          64,372
                                       10,252    W Holding Co., Inc.                                                    61,102
                                        1,600    WP Carey & Co. LLC                                                     48,112
                                        1,800    WP Stewart & Co. Ltd.                                                  28,512
                                          200    WVS Financial Corp.                                                     3,280
                                        5,100    Waddell & Reed Financial, Inc. Class A                                139,536
                                        3,861    Washington Federal, Inc.                                               90,849
                                        2,600    Washington Group International, Inc. (a)                              155,454
                                          600    Wauwatosa Holdings, Inc. (a)                                           10,692
                                          151    Wayne Savings Bancshares, Inc.                                          2,182
                                        3,273    Webster Financial Corp.                                               159,461
                                        2,000    Wellsford Real Properties, Inc. (a)                                    15,040
                                          502    Wesco Financial Corp.                                                 230,920
                                          840    West Bancorp., Inc.                                                    14,935
                                          900    Wheeling-Pittsburgh Corp. (a)                                          16,857
                                          742    White Mountains Insurance Group, Inc.                                 429,937
                                          200    Willis Lease Finance Corp. (a)                                          2,064
                                        1,398    Willow Grove Bancorp, Inc.                                             20,858
                                        2,556    Winthrop Realty Trust, Inc.                                            17,509
                                        1,800    World Acceptance Corp. (a)                                             84,510
                                        1,900    Wright Express Corp. (a)                                               59,223
                                                                                                                  ------------
                                                                                                                    33,979,516
------------------------------------------------------------------------------------------------------------------------------
Motor Vehicles - 0.9%                   2,200    AO Smith Corp.                                                         82,632
                                        2,800    ASV, Inc. (a)(f)                                                       45,556
                                          100    Accuride Corp. (a)                                                      1,126
                                        2,905    Aftermarket Technology Corp. (a)                                       61,818
                                        5,100    American Axle & Manufacturing Holdings, Inc.                           96,849
                                        1,700    Arctic Cat, Inc.                                                       29,903
                                        2,300    ArvinMeritor, Inc.                                                     41,929
                                        2,900    BorgWarner, Inc.                                                      171,158
                                        2,000    CSK Auto Corp. (a)                                                     34,300
                                          700    Cascade Corp.                                                          37,030
                                        1,100    Coachmen Industries, Inc.                                              12,100
                                          100    Commercial Vehicle Group, Inc. (a)                                      2,180
                                        4,400    Donaldson Co., Inc.                                                   152,724
                                        1,300    Dorman Products, Inc. (a)                                              14,079
                                        3,300    Dura Automotive Systems, Inc. Class A (a)                               1,617
                                        3,300    Federal-Mogul Corp. (a)                                                 1,911
                                        3,690    Fleetwood Enterprises, Inc. (a)                                        29,188

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,100    FortuNet, Inc. (a)                                               $     21,252
                                          650    Fuel Systems Solutions, Inc. (a)                                       14,352
                                       10,590    Gentex Corp.                                                          164,780
                                        1,300    Group 1 Automotive, Inc.                                               67,236
                                        1,800    H&E Equipment Services, Inc. (a)                                       44,586
                                        2,700    Hayes Lemmerz International, Inc. (a)                                  10,557
                                        2,100    Keystone Automotive Industries, Inc. (a)                               71,379
                                        4,200    LKQ Corp. (a)                                                          96,558
                                        2,000    The Lamson & Sessions Co. (a)                                          48,520
                                        3,845    Lear Corp.                                                            113,543
                                        1,000    Lithia Motors, Inc. Class A                                            28,760
                                        2,100    MarineMax, Inc. (a)                                                    54,453
                                          900    Midas, Inc. (a)                                                        20,700
                                        1,900    Modine Manufacturing Co.                                               47,557
                                        1,800    Monaco Coach Corp.                                                     25,488
                                          750    Monro Muffler, Inc.                                                    26,325
                                        2,120    Myers Industries, Inc.                                                 33,199
                                          850    Noble International Ltd.                                               17,042
                                        3,900    Oshkosh Truck Corp.                                                   188,838
                                        3,300    Polaris Industries, Inc. (f)                                          154,539
                                          447    Proliance International, Inc. (a)                                       2,056
                                        1,000    Rush Enterprises, Inc. Class A (a)                                     16,920
                                        1,700    Sonic Automotive, Inc.                                                 49,368
                                        3,450    Spartan Motors, Inc.                                                   52,371
                                        1,300    Standard Motor Products, Inc.                                          19,474
                                        1,300    Stoneridge, Inc. (a)                                                   10,647
                                        1,510    Superior Industries International, Inc. (f)                            29,098
                                        5,900    TRW Automotive Holdings Corp. (a)                                     152,633
                                        3,685    Thor Industries, Inc.                                                 162,103
                                        2,600    Titan International, Inc.                                              52,390
                                        6,500    United Auto Group, Inc.                                               153,205
                                        7,500    Visteon Corp. (a)                                                      63,600
                                        2,500    Winnebago Industries, Inc. (f)                                         82,275
                                                                                                                  ------------
                                                                                                                     2,911,904
------------------------------------------------------------------------------------------------------------------------------
Non-Durables - 1.8%                     3,600    AFC Enterprises, Inc. (a)                                              63,612
                                       18,444    Activision, Inc. (a)(l)                                               317,975
                                        1,900    American Greetings Class A                                             45,353
                                        5,465    Applebee's International, Inc.                                        134,822
                                        1,100    BJ's Restaurants, Inc. (a)                                             22,231
                                        1,230    Benihana, Inc. Class A (a)                                             37,761
                                        1,700    Blue Nile, Inc. (a)(f)                                                 62,713
                                        3,000    Bob Evans Farms, Inc.                                                 102,660
                                          210    Bowl America, Inc. Class A                                              3,328
                                        6,300    Brinker International, Inc.                                           190,008
                                        2,600    Buca, Inc. (a)                                                         12,506
                                        1,100    Buffalo Wild Wings, Inc. (a)                                           58,520
                                        2,415    CBRL Group, Inc.                                                      108,095
                                        2,250    CEC Entertainment, Inc. (a)                                            90,562
                                        2,700    CKE Restaurants, Inc.                                                  49,680
                                        3,800    Cabela's, Inc. Class A (a)(f)                                          91,694
                                        2,300    California Pizza Kitchen, Inc. (a)                                     76,613
                                        2,400    Centillium Communications, Inc. (a)                                     5,136

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,800    Champps Entertainment, Inc. (a)                                  $     19,460
                                        3,517    The Cheesecake Factory, Inc. (a)                                       86,518
                                        3,800    Cheniere Energy, Inc. (a)                                             109,706
                                          200    Churchill Downs, Inc.                                                   8,548
                                          700    Coinmach Service Corp. Class A                                          8,330
                                        5,500    Cosi, Inc. (a)                                                         27,995
                                        9,900    Denny's Corp. (a)                                                      46,431
                                        3,000    Domino's Pizza, Inc.                                                   84,000
                                        3,300    Dover Motorsports, Inc.                                                17,523
                                        1,200    Drew Industries, Inc. (a)                                              31,212
                                        1,200    EMAK Worldwide, Inc. (a)                                                7,080
                                        2,500    Famous Dave's of America, Inc. (a)                                     41,175
                                        1,100    Forward Industries, Inc. (a)                                            4,609
                                        1,400    Gaming Partners International Corp.                                    25,186
                                        1,500    Handleman Co.                                                          10,155
                                        2,918    Hibbett Sporting Goods, Inc. (a)                                       89,087
                                        4,300    Hollywood Media Corp. (a)                                              18,103
                                          900    IHOP Corp.                                                             47,430
                                        2,800    International Speedway Corp. Class A                                  142,912
                                        3,100    Isle of Capri Casinos, Inc. (a)                                        82,398
                                        2,200    Jack in the Box, Inc. (a)                                             134,288
                                        2,813    Jakks Pacific, Inc. (a)                                                61,436
                                          300    Kreisler Manufacturing Corp. (a)                                        2,925
                                        3,700    Krispy Kreme Doughnuts, Inc. (a)                                       41,070
                                        1,900    Lancaster Colony Corp.                                                 84,189
                                        1,700    Landry's Restaurants, Inc.                                             51,153
                                          300    Lazare Kaplan International, Inc. (a)                                   2,985
                                        2,500    Leapfrog Enterprises, Inc. (a)                                         23,700
                                          800    Lenox Group, Inc. (a)                                                   5,120
                                        2,400    Lodgenet Entertainment Corp. (a)                                       60,072
                                        1,700    Luby's, Inc. (a)                                                       18,513
                                        1,500    Majesco Entertainment Co. (a)                                           1,980
                                        5,200    Marvel Entertainment, Inc. (a)                                        139,932
                                        2,400    Metal Management, Inc.                                                 90,840
                                        6,000    Midway Games, Inc. (a)(f)                                              41,880
                                        2,600    Movado Group, Inc.                                                     75,400
                                        3,005    O'Charleys, Inc. (a)                                                   63,946
                                        3,600    OSI Restaurant Partners, Inc.                                         141,120
                                        2,295    PF Chang's China Bistro, Inc. (a)                                      88,082
                                        2,800    Panera Bread Co. Class A (a)                                          156,548
                                        3,300    Papa John's International, Inc. (a)                                    95,733
                                          900    Peco II, Inc. (a)                                                         855
                                        6,100    Penn National Gaming, Inc. (a)                                        253,882
                                        1,670    RC2 Corp. (a)                                                          73,480
                                        3,300    Rare Hospitality International, Inc. (a)                              108,669
                                        1,800    Red Robin Gourmet Burgers, Inc. (a)                                    64,530
                                        3,100    Regis Corp.                                                           122,574
                                        2,600    Ruby Tuesday, Inc.                                                     71,344
                                        1,300    Russ Berrie & Co., Inc. (a)                                            20,085
                                        3,400    Samsonite Corp.                                                         3,366
                                       20,800    Service Corp. International                                           213,200
                                          400    Servotronics, Inc. (a)                                                  3,316

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,900    Shutterfly, Inc. (a)                                             $     41,760
                                        5,937    Sonic Corp. (a)                                                       142,191
                                        2,800    Sotheby's Holdings, Inc. Class A                                       86,856
                                          900    The Steak n Shake Co. (a)                                              15,840
                                          510    Steinway Musical Instruments, Inc. (a)                                 15,836
                                        6,400    Stewart Enterprises, Inc. Class A                                      40,000
                                        5,150    THQ, Inc. (a)                                                         167,478
                                        6,000    Take-Two Interactive Software, Inc. (a)                               106,560
                                        5,400    The Topps Co., Inc.                                                    48,060
                                        3,300    Traffix, Inc.                                                          18,084
                                        2,400    Trans World Entertainment Corp. (a)                                    15,792
                                        4,600    Triarc Cos.                                                            92,000
                                        3,000    Trump Entertainment Resorts, Inc. (a)                                  54,720
                                        2,155    Tupperware Corp.                                                       48,725
                                        9,400    Warner Music Group Corp.                                              215,730
                                        7,000    World Wrestling Entertainment, Inc.                                   114,100
                                        3,090    Youbet.com, Inc. (a)                                                   11,309
                                                                                                                  ------------
                                                                                                                     5,932,381
------------------------------------------------------------------------------------------------------------------------------
Non-Ferrous Metals - 0.8%                 800    AM Castle & Co.                                                        20,360
                                        7,600    Advanced Environmental Recycling Technologies, Inc. Class A (a)        15,352
                                        1,900    Brush Engineered Materials, Inc. (a)                                   64,163
                                        2,700    Century Aluminum Co. (a)                                              120,555
                                       23,500    Coeur d'Alene Mines Corp. (a)                                         116,325
                                        6,500    Commercial Metals Co.                                                 167,700
                                        2,427    Encore Wire Corp. (f)                                                  53,418
                                       11,200    Hecla Mining Co. (a)                                                   85,792
                                        1,400    Kaiser Aluminum Corp. (a)                                              78,372
                                        1,100    Minerals Technologies, Inc.                                            64,669
                                        3,100    Mueller Industries, Inc.                                               98,270
                                        1,900    RTI International Metals, Inc. (a)                                    148,618
                                        3,824    Reliance Steel & Aluminum Co.                                         150,589
                                       20,600    Southern Copper Corp. (f)                                           1,110,134
                                        5,284    Stillwater Mining Co. (a)                                              65,997
                                       10,800    Titanium Metals Corp. (a)                                             318,708
                                          900    Wolverine Tube, Inc. (a)                                                1,098
                                                                                                                  ------------
                                                                                                                     2,680,120
------------------------------------------------------------------------------------------------------------------------------
Optical Photo & Equipment - 0.1%        1,000    CPI Corp.                                                              46,490
                                        1,100    Cyberoptics Corp. (a)                                                  13,937
                                        1,200    Imation Corp.                                                          55,716
                                        8,530    Ingram Micro, Inc. Class A (a)                                        174,097
                                        2,095    LaserCard Corp. (a)                                                    22,437
                                          200    Meade Instruments Corp. (a)                                               394
                                        1,900    Photronics, Inc. (a)                                                   31,046
                                          100    StockerYale, Inc. (a)                                                     128
                                        1,000    Zygo Corp. (a)                                                         16,450
                                                                                                                  ------------
                                                                                                                       360,695
------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.4%          4,300    Bowater, Inc.                                                          96,750
                                          200    Buckeye Technologies, Inc. (a)                                          2,396
                                          604    CSS Industries, Inc.                                                   21,363
                                        1,700    Caraustar Industries, Inc. (a)                                         13,753
                                        1,200    Chesapeake Corp.                                                       20,424
                                          700    Deltic Timber Corp.                                                    39,046

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          480    Kadant, Inc. (a)                                                 $     11,702
                                        2,654    Longview Fibre Co.                                                     58,255
                                        7,700    Louisiana-Pacific Corp.                                               165,781
                                        1,000    Lydall, Inc. (a)                                                       10,810
                                        1,700    Neenah Paper, Inc.                                                     60,044
                                        1,400    P.H. Glatfelter Co.                                                    21,700
                                        5,100    Packaging Corp. of America                                            112,710
                                          900    Pope & Talbot, Inc. (a)                                                 4,923
                                        1,359    Potlatch Corp.                                                         59,551
                                        4,071    Rayonier, Inc.                                                        167,115
                                        1,400    Rock-Tenn Co. Class A                                                  37,954
                                       21,080    Smurfit-Stone Container Corp. (a)                                     222,605
                                        1,900    Universal Forest Products, Inc.                                        88,578
                                        3,100    Wausau Paper Corp.                                                     46,469
                                                                                                                  ------------
                                                                                                                     1,261,929
------------------------------------------------------------------------------------------------------------------------------
Producer Goods - 3.2%                   4,323    AGCO Corp. (a)                                                        133,754
                                          500    Aaon, Inc.                                                             13,140
                                        1,800    Actuant Corp. Class A                                                  85,770
                                        4,400    Aeroflex, Inc. (a)                                                     51,568
                                        2,400    Akorn, Inc. (a)                                                        15,000
                                          700    Alamo Group, Inc.                                                      16,422
                                        1,900    Albany International Corp. Class A                                     62,529
                                          115    Allied Motion Technologies, Inc. (a)                                      777
                                        1,000    Allis-Chalmers Energy, Inc. (a)                                        23,040
                                        1,200    American Vanguard Corp.                                                19,080
                                        5,700    Ametek, Inc.                                                          181,488
                                        2,700    Applied Industrial Technologies, Inc.                                  71,037
                                        2,800    AptarGroup, Inc.                                                      165,312
                                           14    Arotech Corp. (a)                                                          43
                                        1,500    Astec Industries, Inc. (a)                                             52,650
                                        6,000    BE Aerospace, Inc. (a)                                                154,080
                                        1,900    Baldor Electric Co.                                                    63,498
                                        4,900    Barnes Group, Inc.                                                    106,575
                                        1,200    Blount International, Inc. (a)                                         16,152
                                        2,700    Blyth, Inc.                                                            56,025
                                        4,500    Briggs & Stratton Corp.                                               121,275
                                          600    CIRCOR International, Inc.                                             22,074
                                        1,100    Cantel Medical Corp. (a)                                               17,809
                                        6,000    Capstone Turbine Corp. (a)(f)                                           7,380
                                          200    Catalyst Semiconductor, Inc. (a)                                          688
                                        3,600    Chart Industries, Inc. (a)                                             58,356
                                        1,100    Cherokee International Corp. (a)                                        4,400
                                          100    Chicago Rivet & Machine Co.                                             2,100
                                        3,000    Clarcor, Inc.                                                         101,430
                                        4,185    Cognex Corp.                                                           99,687
                                        1,100    Columbus McKinnon Corp. (a)                                            23,122
                                        1,900    Comfort Systems USA, Inc.                                              24,016
                                          360    Concord Camera Corp. (a)                                                1,620
                                        1,900    Cryo-Cell International, Inc. (a)                                       4,332
                                          600    Culp, Inc. (a)                                                          3,090
                                        2,500    Curtiss-Wright Corp.                                                   92,700
                                        2,000    Diamond Management & Technology Consultants, Inc.                      24,880

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          300    Directed Electronics, Inc. (a)                                   $      3,435
                                        5,500    Distributed Energy Systems Corp. (a)(f)                                19,800
                                        1,300    Dynamic Materials Corp.                                                36,478
                                          300    The Eastern Co.                                                         5,817
                                        5,300    Evergreen Solar, Inc. (a)(f)                                           40,121
                                        1,800    FMC Corp.                                                             137,790
                                        1,600    The Fairchild Corp. (a)                                                 3,504
                                       10,090    Fastenal Co.                                                          362,029
                                        4,220    Fedders Corp. (a)                                                       4,220
                                        2,500    Federal Signal Corp.                                                   40,100
                                        1,700    Flanders Corp. (a)                                                     16,830
                                        2,800    Flowserve Corp. (a)                                                   141,316
                                        5,340    Foster Wheeler Ltd. (a)                                               294,448
                                          900    Franklin Electric Co., Inc.                                            46,251
                                        3,700    Gardner Denver, Inc. (a)                                              138,047
                                          156    The Gorman-Rupp Co.                                                     5,777
                                        3,887    Graco, Inc.                                                           154,003
                                        5,800    GrafTech International Ltd. (a)                                        40,136
                                          700    HI Shear Technology Corp.                                               6,370
                                        3,000    HNI Corp.                                                             133,230
                                          200    Hardinge, Inc.                                                          3,012
                                        2,200    Harsco Corp.                                                          167,420
                                        3,590    Herman Miller, Inc.                                                   130,532
                                        4,600    Hexcel Corp. (a)                                                       80,086
                                        2,900    Hubbell, Inc. Class B                                                 131,109
                                          100    Hurco Companies, Inc. (a)                                               3,178
                                        3,250    IDEX Corp.                                                            154,082
                                          100    Ibis Technology Corp. (a)                                                 147
                                          400    Inplay Technologies, Inc. (a)                                             560
                                          500    IntriCon Corp. (a)                                                      2,485
                                        4,500    Jacuzzi Brands, Inc. (a)                                               55,935
                                        4,675    Jarden Corp. (a)                                                      162,643
                                        2,500    Kaydon Corp.                                                           99,350
                                        2,800    Kennametal, Inc.                                                      164,780
                                        2,700    Knoll, Inc.                                                            59,400
                                          600    LB Foster Co. Class A (a)                                              15,546
                                        1,100    LaBarge, Inc. (a)                                                      14,773
                                        1,500    Ladish Co., Inc. (a)                                                   55,620
                                          534    Lawson Products, Inc.                                                  24,505
                                        5,000    Lennox International, Inc.                                            153,050
                                        2,482    Libbey, Inc.                                                           30,628
                                        2,295    Lincoln Electric Holdings, Inc.                                       138,664
                                        1,500    Lindsay Manufacturing Co.                                              48,975
                                        3,200    Liquidity Services, Inc. (a)                                           55,072
                                        2,600    Lone Star Technologies, Inc. (a)                                      125,866
                                        3,300    MSC Industrial Direct Co. Class A                                     129,195
                                        1,700    Magnetek, Inc. (a)                                                      9,605
                                        4,300    Manitowoc Co.                                                         255,549
                                          900    Material Sciences Corp. (a)                                            11,646
                                        1,400    Matthews International Corp. Class A                                   55,090
                                        2,700    Merix Corp. (a)                                                        25,083
                                        3,360    Micrel, Inc. (a)                                                       36,221

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          900    Middleby Corp. (a)                                               $     94,203
                                        4,356    Milacron, Inc. (a)                                                      3,485
                                          900    Modtech Holdings, Inc. (a)                                              4,455
                                        2,425    Moog, Inc. Class A (a)                                                 92,611
                                          400    NACCO Industries, Inc. Class A                                         54,640
                                        1,700    NATCO Group, Inc. Class A (a)                                          54,196
                                        3,700    NN, Inc.                                                               45,991
                                        2,300    Nordson Corp.                                                         114,609
                                        3,700    Oceaneering International, Inc. (a)                                   146,890
                                        4,500    PainCare Holdings, Inc. (a)                                             4,950
                                        6,250    Pentair, Inc.                                                         196,250
                                        5,207    Plug Power, Inc. (a)                                                   20,255
                                        1,600    Possis Medical, Inc. (a)                                               21,568
                                        7,650    Precision Castparts Corp.                                             598,842
                                        3,140    Presstek, Inc. (a)                                                     19,970
                                        2,300    RBC Bearings, Inc. (a)                                                 65,918
                                        1,000    Reddy Ice Holdings, Inc.                                               25,820
                                        2,505    Regal-Beloit Corp.                                                    131,538
                                          800    Research Frontiers, Inc. (a)(f)                                         4,376
                                          700    Riviera Holdings Corp. (a)                                             16,912
                                        1,700    Robbins & Myers, Inc.                                                  78,064
                                        1,020    Ronson Corp. (a)                                                        2,020
                                        4,500    Roper Industries, Inc.                                                226,080
                                          470    SI International, Inc. (a)                                             15,237
                                        3,348    SPX Corp.                                                             204,764
                                        7,000    Safeguard Scientifics, Inc. (a)                                        16,940
                                        2,300    Sauer-Danfoss, Inc.                                                    74,175
                                          500    Sequa Corp. Class A (a)                                                57,530
                                        5,600    The Shaw Group, Inc. (a)                                              187,600
                                        1,700    Somanetics Corp. (a)                                                   38,811
                                        1,800    Sonic Solutions, Inc. (a)                                              29,340
                                          200    Spectrum Control, Inc. (a)                                              1,944
                                          700    Standex International Corp.                                            21,091
                                        9,000    Steelcase, Inc. Class A                                               163,440
                                          300    Strattec Security Corp. (a)                                            13,980
                                        1,500    Sun Hydraulics, Inc.                                                   30,765
                                        1,800    T-3 Energy Services, Inc. (a)                                          39,690
                                        1,165    TRM Corp. (a)                                                           2,493
                                        1,400    Team, Inc. (a)                                                         48,762
                                        1,500    Technology Research Corp.                                               6,270
                                        2,700    Tecumseh Products Co. Class A (a)                                      45,630
                                        1,900    Teleflex, Inc.                                                        122,664
                                        1,200    Tennant Co.                                                            34,800
                                        2,600    Tenneco, Inc. (a)                                                      64,272
                                        8,000    ThermoGenesis Corp. (a)                                                34,240
                                        4,400    Timken Co.                                                            128,392
                                        4,400    Trinity Industries, Inc.                                              154,880
                                        1,700    Triumph Group, Inc.                                                    89,131
                                        1,900    TurboChef Technologies, Inc. (a)                                       32,338
                                          200    Twin Disc, Inc.                                                         7,100
                                        2,100    Tyler Technologies, Inc. (a)                                           29,526
                                        8,140    Valhi, Inc.                                                           211,477

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        1,100    Valmont Industries, Inc.                                         $     61,039
                                        1,200    Watsco, Inc.                                                           56,592
                                        3,400    Watts Water Technologies, Inc. Class A                                139,774
                                        1,800    Woodward Governor Co.                                                  71,478
                                        1,100    X-Rite, Inc.                                                           13,530
                                                                                                                  ------------
                                                                                                                    10,199,746
------------------------------------------------------------------------------------------------------------------------------
Railroads & Shipping - 0.6%             2,700    Alexander & Baldwin, Inc.                                             119,718
                                        1,900    American Commercial Lines, Inc. (a)                                   124,469
                                        4,600    Diamondhead Casino Corp. (a)                                           13,018
                                          100    Double Hull Tankers, Inc.                                               1,619
                                        4,700    Eagle Bulk Shipping, Inc. (f)                                          81,498
                                          100    Excel Maritime Carriers Ltd. (a)                                        1,461
                                        1,800    Florida East Coast Industries, Inc.                                   107,280
                                        1,300    FreightCar America, Inc.                                               72,085
                                        3,700    GATX Corp.                                                            160,321
                                          600    Genco Shipping & Trading Ltd.                                          16,764
                                        2,100    General Maritime Corp.                                                 73,899
                                        1,950    Genesee & Wyoming, Inc. Class A (a)                                    51,168
                                        1,700    Greenbrier Cos., Inc.                                                  51,000
                                        3,200    Horizon  Lines, Inc. Class A                                           86,272
                                        1,000    Hornbeck Offshore Services, Inc. (a)                                   35,700
                                          300    International Shipholding Corp. (a)                                     4,047
                                        5,900    Kansas City Southern (a)                                              170,982
                                        2,000    Martin Midstream Partners LP                                           66,480
                                        5,300    OMI Corp. New Shares                                                  112,201
                                        2,100    Overseas Shipholding Group                                            118,230
                                        2,200    RailAmerica, Inc. (a)                                                  35,376
                                        1,600    Saia, Inc. (a)                                                         37,136
                                        5,500    Ship Finance International Ltd.                                       130,680
                                        1,800    Trico Marine Services, Inc. (a)                                        68,958
                                        2,200    Westinghouse Air Brake Technologies Corp.                              66,836
                                                                                                                  ------------
                                                                                                                     1,807,198
------------------------------------------------------------------------------------------------------------------------------
Real Property - 6.1%                    4,800    AMB Property Corp.                                                    281,328
                                          600    AMREP Corp. (f)                                                        73,500
                                        3,500    Acadia Realty Trust                                                    87,570
                                        2,400    Affordable Residential Communities Inc. (a)                            27,960
                                        1,795    Alesco Financial, Inc.                                                 19,207
                                          300    Alexander's, Inc. (a)                                                 125,895
                                        1,600    Alexandria Real Estate Equities, Inc.                                 160,640
                                          400    American Land Lease, Inc.                                              10,604
                                          500    American Mortgage Acceptance Co.                                        8,440
                                        4,000    American Real Estate Partners LP                                      342,920
                                          500    American Realty Investors, Inc. (a)                                     3,935
                                        4,400    Amerivest Properties, Inc.                                              1,760
                                       12,000    Annaly Capital Management, Inc.                                       166,920
                                        3,800    Anthracite Capital, Inc.                                               48,374
                                        2,700    Anworth Mortgage Asset Corp.                                           25,677
                                        2,300    Arbor Realty Trust, Inc.                                               69,207
                                        3,200    Associated Estates Realty Corp.                                        43,968
                                        5,045    AvalonBay Communities, Inc.                                           656,102
                                          500    Avatar Holdings, Inc. (a)(f)                                           40,425
                                        4,135    BRE Properties                                                        268,858

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,000    BRT Realty Trust                                                 $     55,300
                                        2,500    Big 5 Sporting Goods Corp.                                             61,050
                                        3,200    BioMed Realty Trust, Inc.                                              91,520
                                        6,314    Brandywine Realty Trust                                               209,941
                                       15,300    Brookfield Properties Corp.                                           601,749
                                        4,300    CBL & Associates Properties, Inc.                                     186,405
                                        3,800    CBRE Realty Finance, Inc.                                              59,698
                                          400    California Coastal Communities, Inc.                                    8,580
                                        3,957    Camden Property Trust                                                 292,224
                                        2,500    Capstead Mortgage Corp.                                                20,750
                                        1,100    Cedar Shopping Centers, Inc.                                           17,501
                                          600    CentraCore Properties Trust                                            19,398
                                        3,200    Colonial Properties Trust                                             150,016
                                        3,400    Corporate Office Properties Trust                                     171,598
                                        3,000    Cousins Properties, Inc.                                              105,810
                                        7,700    Crescent Real Estate EQT Co.                                          152,075
                                        3,100    Crystal River Capital, Inc.                                            79,143
                                        5,983    Developers Diversified Realty Corp.                                   376,630
                                        3,200    DiamondRock Hospitality Co.                                            57,632
                                        2,100    Digital Realty Trust, Inc.                                             71,883
                                        9,500    Douglas Emmett, Inc.                                                  252,605
                                       10,475    Duke Realty Corp.                                                     428,428
                                        1,200    Eastgroup Properties, Inc.                                             64,272
                                        3,500    Education Realty Trust, Inc.                                           51,695
                                        1,800    Entertainment Properties Trust                                        105,192
                                        5,100    Equity Inns, Inc.                                                      81,396
                                        1,600    Equity Lifestyle Properties, Inc.                                      87,088
                                        3,955    Equity One, Inc.                                                      105,440
                                        1,600    Essex Property Trust, Inc.                                            206,800
                                        3,740    Federal Realty Investment Trust                                       317,900
                                        5,500    FelCor Lodging Trust, Inc.                                            120,120
                                        6,100    Fieldstone Investment Corp.                                            26,718
                                        1,327    First Acceptance Corp. (a)                                             14,225
                                        3,600    First Industrial Realty Trust, Inc.                                   168,804
                                        1,200    First Potomac Realty Trust                                             34,932
                                        6,800    Forest City Enterprises, Inc. Class A                                 397,120
                                        2,300    GMH Communities Trust                                                  23,345
                                       17,530    General Growth Properties, Inc.                                       915,592
                                        1,200    Getty Realty Corp.                                                     37,080
                                        2,100    Gladstone Commercial Corp.                                             42,294
                                        2,700    Glimcher Realty Trust                                                  72,117
                                        4,400    Global Signal, Inc.                                                   231,748
                                        4,200    Government Properties Trust, Inc.                                      44,520
                                          322    Grubb & Ellis Co. (a)                                                   3,709
                                       14,700    HRPT Properties Trust                                                 181,545
                                       13,000    Health Care Property Investors, Inc.                                  478,660
                                        6,653    Health Care REIT, Inc.                                                286,199
                                        3,900    Healthcare Realty Trust, Inc.                                         154,206
                                          100    Heartland Partners LP Class A (a)                                          36
                                        2,900    Highland Hospitality Corp.                                             41,325
                                        2,250    Highwoods Properties, Inc.                                             91,710

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        2,700    Home Properties, Inc.                                            $    160,029
                                        3,705    Hospitality Properties Trust                                          176,099
                                       38,158    Host Marriott Corp.                                                   936,779
                                        1,600    Housevalues, Inc. (a)                                                   9,008
                                        5,500    IMPAC Mortgage Holdings, Inc.                                          48,400
                                        6,000    Inland Real Estate Corp.                                              112,320
                                        2,500    Innkeepers USA Trust                                                   38,750
                                        2,700    Investors Real Estate Trust                                            27,702
                                        9,700    iStar Financial, Inc.                                                 463,854
                                          100    JER Investors Trust, Inc.                                               2,067
                                        2,500    Jones Lang LaSalle, Inc.                                              230,425
                                        2,800    Kilroy Realty Corp.                                                   218,400
                                        1,700    Kite Realty Group Trust                                                31,654
                                          900    LTC Properties, Inc.                                                   24,579
                                        3,000    LaSalle Hotel Properties                                              137,550
                                        4,400    Lexington Corporate Properties Trust                                   98,648
                                        5,760    Liberty Property Trust                                                283,046
                                        3,800    LoopNet, Inc. (a)                                                      56,924
                                        5,670    Luminent Mortgage Capital, Inc.                                        55,056
                                        4,800    MFA Mortgage Investments, Inc.                                         36,912
                                        3,900    The Macerich Co.                                                      337,623
                                        3,200    Mack-Cali Realty Corp.                                                163,200
                                        2,500    Maguire Properties, Inc.                                              100,000
                                        2,100    Mid-America Apartment Communities, Inc.                               120,204
                                        5,000    The Mills Corp.                                                       100,000
                                        1,100    Mission West Properties                                                14,410
                                       10,424    Move, Inc. (a)                                                         57,436
                                        1,600    National Health Investors, Inc.                                        52,800
                                          700    National Health Realty, Inc.                                           16,800
                                        5,191    National Retail Properties, Inc.                                      119,133
                                        4,500    Nationwide Health Properties, Inc.                                    135,990
                                        4,445    New Century Financial Corp.                                           140,418
                                        5,800    New Plan Excel Realty Trust                                           159,384
                                        2,605    Newcastle Investment Corp.                                             81,589
                                          400    Newkirk Realty Trust, Inc.                                              7,216
                                        6,000    NorthStar Realty Finance Corp.                                         99,420
                                        3,600    NovaStar Financial, Inc. (f)                                           95,940
                                        3,400    Omega Healthcare Investors, Inc.                                       60,248
                                        1,800    Origen Financial, Inc.                                                 12,330
                                          900    Orleans Homebuilders, Inc.                                             16,920
                                        1,200    PS Business Parks, Inc.                                                84,852
                                        1,500    Parkway Properties, Inc.                                               76,515
                                        2,599    Pennsylvania Real Estate Investment Trust                             102,349
                                        2,500    Post Properties, Inc.                                                 114,250
                                        2,700    RAIT Investment Trust                                                  93,096
                                        1,600    Ramco-Gershenson Properties Trust                                      61,024
                                        1,300    Reading International, Inc. Class A (a)                                10,777
                                        7,000    Realty Income Corp.                                                   193,900
                                        6,570    Reckson Associates Realty Corp.                                       299,592
                                        1,600    Redwood Trust, Inc.                                                    92,928
                                        3,600    Regency Centers Corp.                                                 281,412
                                        3,500    SL Green Realty Corp.                                                 464,730

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        1,100    Saul Centers, Inc.                                               $     60,709
                                        5,900    Senior Housing Properties Trust                                       144,432
                                          900    Sovran Self Storage, Inc.                                              51,552
                                        3,800    Spirit Finance Corp.                                                   47,386
                                        5,800    The St. Joe Co. (f)                                                   310,706
                                        1,600    Stonemor Partners LP                                                   40,016
                                        3,500    Strategic Hotel Capital, Inc.                                          76,265
                                          200    Stratus Properties, Inc. (a)                                            6,400
                                        2,000    Sun Communities, Inc.                                                  64,720
                                        3,200    Sunstone Hotel Investors, Inc.                                         85,536
                                        2,700    Tanger Factory Outlet Centers, Inc.                                   105,516
                                        3,700    Taubman Centers, Inc.                                                 188,182
                                        6,855    Thornburg Mortgage, Inc.                                              172,266
                                        1,900    Toreador Resources Corp. (a)                                           48,963
                                          100    Transcontinental Realty Investors, Inc. (a)                             1,390
                                        3,700    Trustreet Properties, Inc.                                             62,345
                                        8,765    United Dominion Realty Trust, Inc.                                    278,639
                                        1,300    Universal Health Realty Income Trust                                   50,674
                                        1,300    Urstadt Biddle Properties, Inc.                                        22,815
                                          900    Urstadt Biddle Properties, Inc. Class A                                17,181
                                        5,000    U-Store-It Trust                                                      102,750
                                        8,300    Ventas, Inc.                                                          351,256
                                        2,300    Washington Real Estate Investment Trust                                92,000
                                        4,975    Weingarten Realty Investors                                           229,397
                                        4,000    Winston Hotels, Inc.                                                   53,000
                                        1,049    ZipRealty, Inc. (a)(f)                                                  7,857
                                                                                                                  ------------
                                                                                                                    19,905,655
------------------------------------------------------------------------------------------------------------------------------
Retail - 2.8%                           1,000    1-800 Contacts, Inc. (a)                                               16,310
                                        4,170    1-800-FLOWERS.COM, Inc. Class A (a)                                    25,687
                                        3,066    99 Cents Only Stores (a)                                               37,313
                                        2,700    AC Moore Arts & Crafts, Inc. (a)                                       58,509
                                        2,475    Aaron Rents, Inc.                                                      71,231
                                        4,800    Abercrombie & Fitch Co. Class A                                       334,224
                                        5,400    Advance Auto Parts                                                    192,024
                                        3,200    Allion Healthcare, Inc. (a)                                            22,912
                                        1,300    Alloy, Inc. (a)                                                        14,963
                                       12,765    American Eagle Outfitters, Inc.                                       398,396
                                        4,975    AnnTaylor Stores Corp. (a)                                            163,379
                                          200    Arden Group, Inc. Class A                                              24,762
                                        3,600    Asbury Automotive Group, Inc.                                          84,816
                                        3,000    BJ's Wholesale Club, Inc. (a)                                          93,330
                                        3,300    Barnes & Noble, Inc.                                                  131,043
                                          251    Blair Corp.                                                             8,220
                                        1,100    Bluegreen Corp. (a)                                                    14,113
                                        2,500    The Bombay Co., Inc. (a)                                                3,200
                                        1,800    The Bon-Ton Stores, Inc.                                               62,370
                                        2,300    Books-A-Million, Inc.                                                  52,164
                                        4,700    Borders Group, Inc.                                                   105,045
                                        2,956    Brightpoint, Inc. (a)                                                  39,758
                                        1,300    Build-A-Bear Workshop, Inc. (a)                                        36,426
                                        5,700    Carmax, Inc. (a)                                                      305,691
                                        4,600    Casey's General Stores, Inc.                                          108,330

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        3,900    Casual Male Retail Group, Inc. (a)                               $     50,895
                                        2,750    The Cato Corp. Class A                                                 63,002
                                        2,300    Central Garden and Pet Co. (a)                                        111,366
                                        2,300    Charlotte Russe Holding, Inc. (a)                                      70,725
                                        7,255    Charming Shoppes, Inc. (a)                                             98,160
                                        9,400    Chico's FAS, Inc. (a)                                                 194,486
                                        2,305    The Children's Place Retail Stores, Inc. (a)                          146,414
                                        2,238    Christopher & Banks Corp.                                              41,761
                                        4,700    Claire's Stores, Inc.                                                 155,758
                                        6,670    Coldwater Creek, Inc. (a)                                             163,548
                                        2,600    Color Kinetics, Inc. (a)                                               55,510
                                        2,800    Cost Plus, Inc. (a)                                                    28,840
                                          200    DEB Shops, Inc.                                                         5,280
                                        2,500    DSW, Inc. Class A (a)                                                  96,425
                                        2,299    dELiA*s, Inc. (a)                                                      24,117
                                        6,505    Dollar Tree Stores, Inc. (a)                                          195,801
                                        5,206    Dress Barn, Inc. (a)                                                  121,456
                                        3,400    drugstore.com, Inc. (a)                                                12,444
                                        4,600    Escala Group, Inc. (a)(f)                                              35,374
                                        2,400    The Finish Line, Inc. Class A                                          34,272
                                          200    Flanigan's Enterprises, Inc.                                            2,084
                                       10,200    Foot Locker, Inc.                                                     223,686
                                        4,450    Fred's, Inc.                                                           53,578
                                        3,900    GameStop Corp. Class A (a)                                            214,929
                                        1,400    Gander Mountain Co. (a)(f)                                             12,614
                                        2,200    Genesco, Inc. (a)                                                      82,060
                                        2,400    Great Atlantic & Pacific Tea Co.                                       61,776
                                        2,400    Guitar Center, Inc. (a)                                               109,104
                                        2,600    Gymboree Corp. (a)                                                     99,216
                                        4,250    HOT Topic, Inc. (a)                                                    56,695
                                        4,500    Hancock Fabrics, Inc. (a)                                              15,480
                                        6,200    Hanesbrands, Inc. (a)                                                 146,444
                                        3,800    Insight Enterprises, Inc. (a)                                          71,706
                                        1,200    Jamba, Inc. (a)                                                        12,084
                                        1,365    Jo-Ann Stores, Inc. (a)                                                33,579
                                        1,100    Kirkland's, Inc. (a)                                                    5,522
                                        2,200    Longs Drug Stores Corp.                                                93,236
                                        3,200    Men's Wearhouse, Inc.                                                 122,432
                                        4,995    Movie Gallery, Inc. (a)                                                17,582
                                        5,710    O'Reilly Automotive, Inc. (a)                                         183,064
                                        1,300    Overstock.com, Inc. (a)(f)                                             20,540
                                        3,000    PC Connection, Inc. (a)                                                44,490
                                        5,200    PEP Boys-Manny, Moe & Jack                                             77,272
                                        9,500    PetSmart, Inc.                                                        274,170
                                        4,925    Pacific Sunwear of California, Inc. (a)                                96,432
                                        5,400    Pathmark Stores, Inc. (a)                                              60,210
                                        2,600    Payless Shoesource, Inc. (a)                                           85,332
                                        7,000    Pier 1 Imports, Inc.                                                   41,650
                                          850    PriceSmart, Inc. (a)                                                   15,224
                                        3,100    Rent-A-Center, Inc. (a)                                                91,481
                                        2,200    Retail Ventures, Inc. (a)                                              41,888

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                       31,900    Rite Aid Corp. (a)                                               $    173,536
                                        9,300    Ross Stores, Inc.                                                     272,490
                                        2,000    Ruddick Corp.                                                          55,500
                                          200    Ruth's Chris Steak House, Inc. (a)                                      3,656
                                        9,400    Saks, Inc.                                                            167,508
                                        9,370    Sally Beauty Co., Inc. (a)                                             73,086
                                        2,400    School Specialty, Inc. (a)                                             89,976
                                        1,000    Sharper Image Corp. (a)                                                 9,250
                                          700    Shoe Carnival, Inc. (a)                                                22,120
                                        2,150    Stamps.com, Inc. (a)                                                   33,863
                                        2,300    Stein Mart, Inc.                                                       30,498
                                        3,800    Systemax, Inc. (a)                                                     66,310
                                        4,800    Talbots, Inc.                                                         115,680
                                        2,900    Texas Roadhouse, Inc. Class A (a)                                      38,454
                                        3,500    Tractor Supply Co. (a)                                                156,485
                                        4,100    Tuesday Morning Corp.                                                  63,755
                                        2,800    Tween Brands, Inc. (a)                                                111,804
                                        1,200    Unifirst Corp.                                                         46,092
                                        1,800    United Stationers, Inc. (a)                                            84,042
                                        9,500    Urban Outfitters, Inc. (a)                                            218,785
                                          500    VSI Holdings, Inc. (a)                                                      0
                                        1,800    Weis Markets, Inc.                                                     72,198
                                        1,600    West Marine, Inc. (a)                                                  27,632
                                        4,475    The Wet Seal, Inc. Class A (a)                                         29,848
                                        7,700    Williams-Sonoma, Inc.                                                 242,088
                                        2,700    Wilsons The Leather Experts, Inc. (a)                                   5,508
                                        2,300    Yankee Candle Co., Inc.                                                78,844
                                        3,100    Zale Corp. (a)                                                         87,451
                                        2,500    Zumiez, Inc. (a)                                                       73,850
                                                                                                                  ------------
                                                                                                                     9,025,719
------------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.3%                7,270    Alberto-Culver Co.                                                    155,941
                                        7,100    Bare Escentuals, Inc. (a)                                             220,597
                                        1,700    Chattem, Inc. (a)                                                      85,136
                                        3,600    Church & Dwight Co., Inc.                                             153,540
                                        1,900    Elizabeth Arden, Inc. (a)                                              36,195
                                        1,400    Inter Parfums, Inc.                                                    26,866
                                        4,300    Nu Skin Enterprises, Inc. Class A                                      78,389
                                        1,100    Parlux Fragrances, Inc. (a)(f)                                          6,127
                                        2,400    Physicians Formula Holdings, Inc. (a)                                  44,856
                                        3,600    Playtex Products, Inc. (a)                                             51,804
                                       24,292    Revlon, Inc. Class A (a)                                               31,094
                                          500    Steiner Leisure Ltd. (a)                                               22,750
                                                                                                                  ------------
                                                                                                                       913,295
------------------------------------------------------------------------------------------------------------------------------
Steel - 0.5%                            6,500    AK Steel Holding Corp. (a)                                            109,850
                                          200    Ampco-Pittsburgh Corp.                                                  6,696
                                        2,100    Carpenter Technology Corp.                                            215,292
                                        3,000    Chaparral Steel Co.                                                   132,810
                                        3,300    Cleveland-Cliffs, Inc.                                                159,852
                                        1,400    Cold Metal Products, Inc. (a)                                               1
                                          600    Friedman Industries                                                     7,260
                                        1,700    Gibraltar Industries, Inc.                                             39,967
                                        1,600    Northwest Pipe Co. (a)                                                 53,792

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                          605    Olympic Steel, Inc.                                              $     13,449
                                          500    Omega Flex, Inc.                                                       10,340
                                        2,100    Oregon Steel Mills, Inc. (a)                                          131,061
                                        2,250    Quanex Corp.                                                           77,828
                                        1,700    Ryerson, Inc.                                                          42,653
                                        2,850    Schnitzer Steel Industries, Inc. Class A                              113,145
                                          400    Shiloh Industries, Inc.                                                 7,580
                                        6,480    Steel Dynamics, Inc.                                                  210,276
                                        1,500    Steel Technologies, Inc.                                               26,325
                                        1,100    Universal Stainless & Alloy Products, Inc. (a)                         36,828
                                        6,600    Worthington Industries, Inc.                                          116,952
                                                                                                                  ------------
                                                                                                                     1,511,957
------------------------------------------------------------------------------------------------------------------------------
Telephone - 2.3%                        5,400    Acme Packet, Inc. (a)                                                 111,456
                                        5,380    Adtran, Inc.                                                          122,126
                                        7,800    Airspan Networks, Inc. (a)                                             28,860
                                        4,900    Alaska Communications Systems Group, Inc.                              74,431
                                       29,453    American Tower Corp. Class A (a)(l)                                 1,098,008
                                        4,705    Applied Digital Solutions, Inc. (a)                                     8,469
                                          600    Applied Innovation, Inc. (a)                                            1,926
                                        2,600    Applied Signal Technology, Inc.                                        36,556
                                          500    Atlantic Tele-Network, Inc.                                            14,650
                                        8,000    Autobytel, Inc. (a)                                                    28,000
                                        2,900    Boston Communications Group (a)                                         7,250
                                        2,500    CT Communications, Inc.                                                57,300
                                        2,000    Carrier Access Corp. (a)                                               13,120
                                        5,900    Centennial Communications Corp.                                        42,421
                                       10,200    Cincinnati Bell, Inc. (a)                                              46,614
                                        2,000    Commonwealth Telephone Enterprises, Inc.                               83,720
                                        3,000    Consolidated Communications Holdings, Inc.                             62,700
                                       12,386    Covad Communications Group, Inc. (a)                                   17,093
                                       15,440    Crown Castle International Corp. (a)                                  498,712
                                        2,799    D&E Communications, Inc.                                               35,407
                                        2,000    Ditech Networks, Inc. (a)                                              13,840
                                       13,300    Dobson Communications Corp. Class A (a)                               115,577
                                        2,215    Equinix, Inc. (a)                                                     167,498
                                       12,200    Extreme Networks, Inc. (a)                                             51,118
                                        2,100    FairPoint Communications, Inc.                                         39,795
                                            1    Fibernet Telecom Group, Inc. (a)                                            7
                                        6,900    FiberTower Corp. (a)(f)                                                40,572
                                       18,100    Finisar Corp. (a)                                                      58,463
                                        4,500    Fusion Telecommunications International, Inc. (a)                       5,265
                                        3,400    General Communication, Inc. Class A (a)                                53,482
                                        2,000    GeoEye, Inc. (a)                                                       38,700
                                        3,295    Global Crossing Ltd. (a)                                               80,892
                                        7,100    Globalstar, Inc. (a)                                                   98,761
                                            6    GoAmerica, Inc. (a)                                                        49
                                          800    HickoryTech Corp.                                                       5,720
                                          800    Hughes Communications, Inc. (a)                                        37,400
                                       10,100    ICO Global Communications Holdings Ltd. (a)                            46,157
                                        1,600    ID Systems, Inc. (a)                                                   30,112
                                        4,600    IDT Corp. Class B (a)                                                  60,168
                                          200    Ibasis, Inc. (a)                                                        1,696

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        4,200    InPhonic, Inc. (a)                                               $     46,578
                                        2,400    Inter-Tel, Inc.                                                        53,184
                                        4,200    Interdigital Communications Corp. (a)                                 140,910
                                        3,800    Iowa Telecommunications Services, Inc.                                 74,898
                                        1,500    iPCS, Inc. (a)                                                         83,040
                                        2,200    j2 Global Communications, Inc. (a)                                     59,950
                                        4,900    Leap Wireless International, Inc. (a)                                 291,403
                                       80,380    Level 3 Communications, Inc. (a)(f)                                   450,128
                                          300    NET2000 Communications, Inc. (a)                                            0
                                       11,400    NII Holdings, Inc. (a)                                                734,616
                                        4,300    NTELOS Holdings Corp. (a)                                              76,884
                                       22,155    NTL, Inc.                                                             559,192
                                          600    North Pittsburgh Systems, Inc.                                         14,484
                                        3,086    Novatel Wireless, Inc. (a)                                             29,842
                                          200    Occam Networks, Inc. (a)                                                3,300
                                          247    Optical Cable Corp. (a)                                                 1,124
                                          600    Optium Corp. (a)                                                       14,964
                                       29,100    Primus Telecommunications GP (a)(f)                                    11,931
                                        1,400    RCN Corp. (a)                                                          42,210
                                       14,400    Sonus Networks, Inc. (a)                                               94,896
                                          390    Stratos International, Inc. (a)                                         2,964
                                        4,200    SunCom Wireless Holdings, Inc. Class A (a)                              2,940
                                          800    SureWest Communications                                                22,032
                                        3,200    Syniverse Holdings, Inc. (a)                                           47,968
                                        3,100    Telephone & Data Systems, Inc.                                        168,423
                                        3,300    Telephone & Data Systems, Inc. (Special Shares)                       163,680
                                          200    Telular Corp. (a)                                                         724
                                        2,700    Terremark Worldwide, Inc. (a)                                          18,144
                                        7,100    Time Warner Telecom, Inc. Class A (a)                                 141,503
                                          175    Tut Systems, Inc. (a)                                                     196
                                        6,100    US Cellular Corp. (a)                                                 424,499
                                          500    US LEC Corp. Class A (a)                                                4,655
                                        2,800    USA Mobility, Inc.                                                     62,636
                                        1,700    Ulticom, Inc. (a)                                                      16,303
                                        6,100    UTStarcom, Inc. (a)(f)                                                 53,375
                                       13,000    Vonage Holdings Corp. (a)                                              90,220
                                        1,500    Warwick Valley Telephone Co.                                           26,610
                                                                                                                  ------------
                                                                                                                     7,364,497
------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber Goods - 0.1%               200    American Biltrite, Inc. (a)                                             1,836
                                        1,100    Bandag, Inc.                                                           55,473
                                        2,200    Carlisle Cos., Inc.                                                   172,700
                                        6,100    Cooper Tire & Rubber Co.                                               87,230
                                        1,000    SRI/Surgical Express, Inc. (a)                                          5,490
                                          400    Synergetics USA, Inc. (a)                                               1,748
                                                                                                                  ------------
                                                                                                                       324,477
------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                          5,500    Alliance One International, Inc. (a)                                   38,830
                                        7,800    Loews Corp. - Carolina Group                                          504,816
                                        1,100    M&F Worldwide Corp. (a)                                                27,786
                                          900    Schweitzer-Mauduit International, Inc.                                 23,445
                                        2,045    Universal Corp.                                                       100,225
                                        5,183    Vector Group Ltd.                                                      91,998
                                                                                                                  ------------
                                                                                                                       787,100
------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
Travel & Recreation - 2.4%                100    Aldila, Inc.                                                     $      1,491
                                        4,038    All-American SportPark, Inc. (a)                                          691
                                        1,200    Ambassadors Group, Inc.                                                36,420
                                        1,700    Amerco, Inc. (a)                                                      147,917
                                          100    American Classic Voyages Co. (a)                                            0
                                        3,600    Ameristar Casinos, Inc.                                               110,664
                                        2,200    Aztar Corp. (a)                                                       119,724
                                        3,000    Bally Technologies, Inc. (a)(f)                                        56,040
                                        2,500    Bally Total Fitness Holding Corp. (a)                                   6,125
                                        5,200    Boyd Gaming Corp.                                                     235,612
                                          600    Buckhead America Corp. (a)                                                  6
                                        4,600    CKX, Inc. (a)                                                          53,958
                                        3,700    Callaway Golf Co.                                                      53,317
                                        2,700    Cedar Fair, LP                                                         75,114
                                          600    Central Parking Corp.                                                  10,800
                                        4,800    Choice Hotels International, Inc.                                     202,080
                                        3,800    Dick's Sporting Goods, Inc. (a)                                       186,162
                                        2,100    Dollar Thrifty Automotive Group (a)                                    95,781
                                        3,416    Dover Downs Gaming & Entertainment, Inc.                               45,672
                                        4,100    Empire Resorts, Inc. (a)                                               35,588
                                       23,577    Expedia, Inc. (a)                                                     494,645
                                        1,000    Full House Resorts, Inc. (a)                                            3,780
                                          100    Golf Galaxy, Inc. (a)                                                   1,864
                                        1,800    Great Wolf Resorts, Inc. (a)                                           25,128
                                          800    Hudson Hotels Corp. (a)                                                     0
                                        3,800    Interstate Hotels & Resorts, Inc. (a)                                  28,348
                                        1,392    K2, Inc. (a)                                                           18,360
                                       25,200    Las Vegas Sands Corp. (a)                                           2,254,896
                                        1,700    Life Time Fitness, Inc. (a)                                            82,467
                                        1,100    Lodgian, Inc. (a)                                                      14,960
                                       19,900    MGM Mirage (a)                                                      1,141,265
                                        3,400    MTR Gaming Group, Inc. (a)                                             41,548
                                        1,500    Marcus Corp.                                                           38,370
                                          700    Marine Products Corp.                                                   8,218
                                        1,100    Monarch Casino & Resort, Inc. (a)                                      26,268
                                        2,700    Multimedia Games, Inc. (a)                                             25,920
                                        3,500    Orient Express Hotels Ltd. Class A                                    165,620
                                        3,400    Pinnacle Entertainment, Inc. (a)                                      112,676
                                        4,550    Pool Corp.                                                            178,224
                                        2,300    President Casinos, Inc. (a)                                               575
                                        4,200    Progressive Gaming International Corp. (a)                             38,094
                                          300    Red Lion Hotels Corp. (a)                                               3,822
                                       15,600    Royal Caribbean Cruises Ltd. (f)                                      645,528
                                        6,800    Scientific Games Corp. Class A (a)                                    205,564
                                        3,143    Shuffle Master, Inc. (a)(f)                                            82,347
                                        6,800    Silverleaf Resorts, Inc. (a)                                           30,464
                                        9,300    Six Flags, Inc. (a)(f)                                                 48,732
                                          200    Sonesta International Hotels Class A                                    4,200
                                        2,600    Speedway Motorsports, Inc.                                             99,840
                                        4,500    Station Casinos, Inc.                                                 367,515
                                          400    Town Sports International Holdings, Inc. (a)                            6,592

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                       Shares
Industry                                 Held    Common Stocks                                                        Value
------------------------------------------------------------------------------------------------------------------------------
                                        1,100    Travelzoo, Inc. (a)                                              $     32,945
                                        1,900    Vail Resorts, Inc. (a)                                                 85,158
                                        1,800    WMS Industries, Inc. (a)                                               62,748
                                                                                                                  ------------
                                                                                                                     7,849,843
------------------------------------------------------------------------------------------------------------------------------
Trucking & Freight - 1.0%               2,500    Arkansas Best Corp.                                                    90,000
                                          300    BancTrust Financial Group, Inc.                                         7,656
                                       10,700    CH Robinson Worldwide, Inc.                                           437,523
                                        2,425    Celadon Group, Inc. (a)                                                40,619
                                        2,100    Con-way, Inc.                                                          92,484
                                        2,700    Covenant Transport, Inc. Class A (a)                                   30,780
                                       12,010    Expeditors International Washington, Inc.                             486,405
                                        2,600    Forward Air Corp.                                                      75,218
                                        1,900    Frozen Food Express Industries                                         16,340
                                        2,400    HUB Group, Inc. Class A (a)                                            66,120
                                        6,208    Heartland Express, Inc.                                                93,244
                                        4,800    Hythiam, Inc. (a)(f)                                                   44,352
                                        9,800    JB Hunt Transport Services, Inc.                                      203,546
                                        4,500    Knight Transportation, Inc.                                            76,725
                                        6,910    Laidlaw International, Inc.                                           210,271
                                        4,800    Landstar System, Inc.                                                 183,264
                                        1,237    Marten Transport Ltd. (a)                                              22,674
                                        3,162    Old Dominion Freight Line, Inc. (a)                                    76,109
                                          400    PAM Transportation Services (a)                                         8,808
                                        3,100    Pacer International, Inc.                                              92,287
                                        1,100    Quality Distribution, Inc. (a)                                         14,652
                                        3,300    Sirva, Inc. (a)                                                        11,484
                                        5,370    Swift Transportation Co., Inc. (a)                                    141,070
                                        1,000    TAL International Group, Inc.                                          26,690
                                        1,900    U.S. Xpress Enterprises, Inc. Class A (a)                              31,293
                                          700    USA Truck, Inc. (a)                                                    11,235
                                        5,900    UTI Worldwide, Inc.                                                   176,410
                                          900    Universal Truckload Services, Inc. (a)                                 21,375
                                        1,800    Wabash National Corp.                                                  27,180
                                        6,100    Werner Enterprises, Inc.                                              106,628
                                        4,129    YRC Worldwide, Inc. (a)                                               155,787
                                                                                                                  ------------
                                                                                                                     3,078,229
------------------------------------------------------------------------------------------------------------------------------
                                                 Total Common Stocks
                                                 (Cost - $221,434,947) - 92.5%                                     300,020,418
------------------------------------------------------------------------------------------------------------------------------

                                                 Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                           50    ATSI Communications, Inc. Series H (a)(g)                                  15
------------------------------------------------------------------------------------------------------------------------------
                                                 Total Preferred Stocks (Cost - $200) - 0.0%                                15
------------------------------------------------------------------------------------------------------------------------------

                                                 Rights
------------------------------------------------------------------------------------------------------------------------------
Miscellaneous - 0.0%                    2,400    Affordable Residential Communities Inc. (j)                             2,120
------------------------------------------------------------------------------------------------------------------------------
Soaps & Cosmetics - 0.0%               24,292    Revlon, Inc. (k)                                                        1,215
------------------------------------------------------------------------------------------------------------------------------
                                                 Total Rights (Cost - $0) - 0.0%                                         3,335
------------------------------------------------------------------------------------------------------------------------------

                                                 Warrants (i)
------------------------------------------------------------------------------------------------------------------------------
Telephone - 0.0%                          121    Optical Cable Corp. (expires 10/24/2007)                                    0
------------------------------------------------------------------------------------------------------------------------------
                                                 Total Warrants (Cost - $0) - 0.0%                                           0
------------------------------------------------------------------------------------------------------------------------------

                                                 Other Interests (d)
------------------------------------------------------------------------------------------------------------------------------
Energy & Utilities - 0.0%                 600    PetroCorp Inc. (Escrow Shares)                                              0
------------------------------------------------------------------------------------------------------------------------------
                                                 Total Other Interests (Cost - $0) - 0.0%                                    0
------------------------------------------------------------------------------------------------------------------------------

Master Extended Market Index Series

Schedule of Investments as of December 31, 2006

                                   Beneficial
                                     Interest    Short-Term Securities                                                   Value
------------------------------------------------------------------------------------------------------------------------------
                                  $22,707,376    BlackRock Liquidity Series, LLC
                                                 Cash Sweep Series I, 5.26% (b)(e)                                $ 22,707,376

                                   24,052,760    BlackRock Liquidity Series, LLC
                                                 Money Market Series, 5.29% (b)(c)(e)                               24,052,760

------------------------------------------------------------------------------------------------------------------------------
                                                 Total Short-Term Securities
                                                 (Cost - $46,760,136) - 14.4%                                       46,760,136
------------------------------------------------------------------------------------------------------------------------------
                                                 Total Investments (Cost - $268,195,283*) - 106.9%                 346,783,904

                                                 Liabilities in Excess of Other Assets - (6.9%)                    (22,441,200)
                                                                                                                  ------------
                                                 Net Assets - 100.0%                                              $324,342,704
                                                                                                                  ============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 268,944,166
                                                                  =============
      Gross unrealized appreciation                               $  90,562,019
      Gross unrealized depreciation                                 (12,722,281)
                                                                  -------------
      Net unrealized appreciation                                 $  77,839,738
                                                                  =============

(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                      Interest/
                                                       Net            Dividend
      Affiliate                                      Activity          Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
           Cash Sweep Series I
                                                   $ 5,100,910       $ 1,647,232
      BlackRock Liquidity Series, LLC
           Money Market Series
                                                   $ 9,225,626       $   209,192
      BlackRock, Inc.                                    5,200       $     9,240
      --------------------------------------------------------------------------

(c)   Security was purchased with the cash proceeds from securities loans.
(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(e)   Represents the current yield as of December 31, 2006.
(f)   Security, or a portion of security, is on loan.
(g)   Convertible security.
(h)   Depositary receipts.
(i) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(j)   The rights may be exercised until 1/23/2007.
(k)   The rights may be exercised until 1/19/2007.
(l) All or portion of security held as collateral in connection with open financial futures contracts.
o Financial futures contracts purchased as of December 31, 2006 were as follows:

      ----------------------------------------------------------------------------------------
      Number of                                   Expiration          Face         Unrealized
      Contracts               Issue                  Date             Value       Depreciation
      ----------------------------------------------------------------------------------------
          20          Russell 2000 Index          March 2007      $ 7,993,560      $  (44,560)
          37          S&P MidCap 400 Ind          March 2007       15,235,607        (226,557)
      ----------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                          $ (271,117)
                                                                                   ==========

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF ASSETS AND LIABILITIES

                 As of December 31, 2006
----------------------------------------------------------------------------------------------------------------------------------
Assets:          Investments in unaffiliated securities, at value (including securities loaned
                  of $23,420,252) (identified cost-$220,353,407) ..............................                       $298,611,098
                 Investments in affiliated securities, at value (identified cost-$47,841,876) .                         48,172,806
                 Receivables:
                          Contributions .......................................................      $ 1,077,366
                          Securities sold .....................................................          531,469
                          Dividends ...........................................................          299,703
                          Securities lending ..................................................           23,020         1,931,558
                                                                                                     -----------
                 Prepaid expenses .............................................................                              2,888
                                                                                                                      ------------
                 Total assets .................................................................                        348,718,350
                                                                                                                      ------------
----------------------------------------------------------------------------------------------------------------------------------
Liabilities:     Bank overdraft ...............................................................                                665
                 Collateral on securities loaned, at value ....................................                         24,052,760
                 Payables:
                          Variation margin ....................................................          162,854
                          Withdrawals .........................................................           96,362
                          Securities purchased ................................................           17,473
                          Investment adviser ..................................................            6,933
                          Other affiliates ....................................................            2,759           286,381
                                                                                                     -----------
                 Accrued expenses .............................................................                             35,840
                                                                                                                      ------------
                 Total liabilities ............................................................                         24,375,646
                                                                                                                      ------------
----------------------------------------------------------------------------------------------------------------------------------
Net Assets:      Net assets ...................................................................                       $324,342,704
                                                                                                                      ============
----------------------------------------------------------------------------------------------------------------------------------
Net Assets       Investors' capital ...........................................................                       $246,025,200
Consist of:      Unrealized appreciation-net ..................................................                         78,317,504
                                                                                                                      ------------
                 Net assets ...................................................................                       $324,342,704
                                                                                                                      ============
----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENT OF OPERATIONS

                   For the Year Ended December 31, 2006
-----------------------------------------------------------------------------------------------------------------------------
Investment         Dividends (net of $3,168 foreign withholding tax and including
Income:             $9,240 from affiliates) ...............................................                       $ 3,130,899
                   Interest from affiliates ...............................................                         1,647,232
                   Securities lending-net .................................................                           209,192
                                                                                                                 ------------
                   Total income ...........................................................                         4,987,323
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------
Expenses:          Professional fees ......................................................       $    66,872
                   Custodian fees .........................................................            47,594
                   Accounting services ....................................................            47,253
                   Investment advisory fees ...............................................            28,768
                   Printing and shareholder reports .......................................            17,598
                   Trustees' fees and expenses ............................................             3,911
                   Other ..................................................................             9,972
                                                                                                  -----------
                   Total expenses .........................................................                           221,968
                                                                                                                 ------------
                   Investment income-net ..................................................                         4,765,355
                                                                                                                 ------------
-----------------------------------------------------------------------------------------------------------------------------
Realized &         Realized gain on:
Unrealized Gain       Investments-net .....................................................        18,662,347
(Loss) - Net:         Financial futures contracts-net .....................................         1,328,111      19,990,458
                                                                                                  -----------
                   Change in unrealized appreciation/depreciation on:
                      Investments-net .....................................................        17,392,028
                      Financial futures contracts-net .....................................           (82,596)     17,309,432
                                                                                                  -----------    ------------
                   Total realized and unrealized gain-net .................................                        37,299,890
                                                                                                                 ------------
                   Net Increase in Net Assets Resulting from Operations ...................                      $ 42,065,245
                                                                                                                 ============
-----------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                             For the
                                                                                                           Year Ended
                                                                                                          December 31,
                                                                                              -------------------------------------
                        Increase (Decrease) in Net Assets:                                         2006                   2005
-----------------------------------------------------------------------------------------------------------------------------------
Operations:             Investment income-net ............................................    $   4,765,355           $   2,855,354
                        Realized gain-net ................................................       19,990,458               9,649,115
                        Change in unrealized appreciation/depreciation-net ...............       17,309,432              10,728,501
                                                                                              -------------           -------------
                        Net increase in net assets resulting from operations .............       42,065,245              23,232,970
                                                                                              -------------           -------------
-----------------------------------------------------------------------------------------------------------------------------------
Capital                 Proceeds from contributions ......................................      112,081,318              81,418,423
Transactions:           Fair value of withdrawals ........................................      (82,758,542)            (69,688,115)
                                                                                              -------------           -------------
                        Net increase in net assets derived from capital transactions .....       29,322,776              11,730,308
                                                                                              -------------           -------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets:             Total increase in net assets .....................................       71,388,021              34,963,278
                        Beginning of year ................................................      252,954,683             217,991,405
                                                                                              -------------           -------------
                        End of year ......................................................    $ 324,342,704           $ 252,954,683
                                                                                              =============           =============
-----------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

                                             Master Extended Market Index Series

FINANCIAL HIGHLIGHTS


                   The following ratios have been                                For the Year Ended December 31,
                   derived from information provided            ---------------------------------------------------------------
                   in the financial statements.                   2006          2005          2004         2003          2002
------------------------------------------------------------------------   ----------------------------------------------------
Total Investment   Total investment return .................       15.92%        10.58%        18.43%        44.11%      (17.77%)
Return:                                                         ========      ========      ========      ========      =======

-------------------------------------------------------------------------------------------------------------------------------
Ratios to          Expenses, net of reimbursement ..........         .08%          .07%          .09%          .12%         .08%
Average Net                                                     ========      ========      ========      ========      =======
Assets:            Expenses ................................         .08%          .07%          .09%          .13%         .15%
                                                                ========      ========      ========      ========      =======
                   Investment income-net ...................        1.66%         1.25%         1.08%         1.09%        1.11%
                                                                ========      ========      ========      ========      =======
-------------------------------------------------------------------------------------------------------------------------------
Supplemental       Net assets, end of year (in thousands) ..    $324,343      $252,955      $217,991      $172,482      $93,763
Data:                                                           ========      ========      ========      ========      =======
                   Portfolio turnover ......................       24.48%        18.09%        22.90%        14.53%       28.14%
                                                                ========      ========      ========      ========      =======
-------------------------------------------------------------------------------------------------------------------------------

      See Notes to Financial Statements.

Master Extended Market Index Series

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

Master Extended Market Index Series (the "Series"), a diversified, open-end management investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments - Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless BlackRock Advisors, LLC (the "Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc. believes that this method no longer produces fair valuations. Valuation of other short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Manager using a pricing service and/or procedures approved by the Trust's Board of Trustees.

(b) Derivative financial instruments - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

      o Financial futures contracts - The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      o Options - The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

(c) Income taxes - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

(e) Securities lending - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(f) Bank overdraft - The Series recorded a bank overdraft, which resulted from management estimates of available cash.

(g) Recent accounting pronouncements - In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity including mutual funds before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Series' financial statements, if any, is currently being assessed.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the implications of FAS 157. At this time, its impact on the Series' financial statements has not been determined.

2. Investment Advisory Agreement and Transactions with Affiliates:

On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, including Fund Asset Management, L.P. ("FAM") with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc., has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

On September 29, 2006, shareholders of the Investors of the Series approved a new Investment Advisory Agreement with the Manager. BlackRock Advisors, Inc. was recently reorganized into a limited liability company and renamed BlackRock Advisors, LLC. The new Investment Advisory Agreement between the Series and the Manager became effective on September 29, 2006. Prior to September 29, 2006, FAM was the Series' Manager. The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner.

The Manager is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee that is a percentage of the management fee paid by the Series to the Manager.

The Trust, on behalf of the Series, has received an exemptive order from the Securities and Exchange Commission permitting the Series to lend its portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch, or its affiliates. As of December 31, 2006, the Series lent securities with a value of $295,791 to MLPF&S or its affiliates. Pursuant to that order, the Series also has retained BIM as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to

September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, and MLIM, LLC was the securities lending agent. BIM, may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by Manager or in registered money market funds advised by the Manager or its affiliates. For the year ended December 31, 2006, BIM received $90,319 in securities lending agent fees from the Series.

For the year ended December 31, 2006, the Series reimbursed FAM and the Manager $4,721 and $1,374, respectively, for certain accounting services.

In addition, MLPF&S received $5,398 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2006.

Prior to September 29, 2006, certain officers and/or trustees of the Trust were officers and/or directors of FAM, PSI, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Trust are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2006 were $93,131,641 and $62,582,541, respectively.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by the Manager and its affiliates (or FAM and its affiliates), is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to Series shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. On November 22, 2006, the credit agreement was renewed for one year under substantially the same terms. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal Series rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2006.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Investors and Board of Trustees of Quantitative Master Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of the Quantitative Master Series Trust as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
Princeton, New Jersey
February 16, 2007

                        QUANTITATIVE MASTER SERIES TRUST
                       Master Extended Market Index Series

    BlackRock Investment Advisory Agreement - Matters Considered by the Board

The following disclosure appeared in the June 30, 2006 Semi-Annual Report of the Series and is the discussion referred to in "New BlackRock Sub-Advisory Agreement - Matters Considered by the Board" below.

New BlackRock Investment Advisory Agreement - Matters Considered by the Board

      In connection with the Transaction between Merrill Lynch and BlackRock, the Trust's Board of Trustees considered a new investment advisory agreement (the "New Investment Advisory Agreement") between the Trust and BlackRock Advisors, Inc. ("BlackRock Advisors"). If the New Investment Advisory Agreement is approved by shareholders, it will become effective upon the closing of the Transaction, which is expected in the third quarter of 2006.

      The Board discussed the New Investment Advisory Agreement at telephonic and in-person meetings held during April and May 2006. The Board, including the independent trustees, approved the New Investment Advisory Agreement on May 8, 2006.

      To assist the Board in its consideration of the New Investment Advisory Agreement, BlackRock provided materials and information about BlackRock, including its financial condition and asset management capabilities and organization, and Merrill Lynch provided materials and information about the Transaction. The independent trustees, through their independent legal counsel, also requested and received additional information from Merrill Lynch and BlackRock in connection with their consideration of the New Investment Advisory Agreement. The additional information was provided in advance of the May 2006 meeting. In addition, the independent trustees consulted with their counsel and counsel for the Trust on numerous occasions, discussing, among other things, the legal standards and certain other considerations relevant to the trustees' deliberations.

      At the Board meetings, the trustees discussed with Merrill Lynch management and certain BlackRock representatives the Transaction, its strategic rationale and BlackRock's general plans and intentions regarding the Series and the Trust. At these Board meetings, representatives of Merrill Lynch and BlackRock made presentations to and responded to questions from the Board. The trustees also inquired about the plans for and anticipated roles and responsibilities of certain employees and officers of the Investment Adviser and certain affiliates being transferred to BlackRock in connection with the Transaction. The independent trustees of the Board also conferred separately and with their counsel about the Transaction and other matters related to the Transaction on a number of occasions, including in connection with the April and May 2006 meetings. After the presentations and after reviewing the written materials provided, the independent trustees met in executive sessions with their counsel to consider the New Investment Advisory Agreement.

      In connection with the Board's review of the New Investment Advisory Agreement, Merrill Lynch and/or BlackRock advised the trustees about a variety of matters. The advice included the following, among other matters:

      o that there is not expected to be any diminution in the nature, quality and extent of services provided to the Series and its shareholders by BlackRock Advisors, including compliance services;

      o that operation of New BlackRock as an independent investment management firm will enhance its ability to attract and retain talented professionals;

      o that the Series should benefit from having access to BlackRock's state of the art technology and risk management analytic tools, including investment tools, provided under the BlackRock Solutions(R) brand name;

      o that BlackRock has no present intention to alter any applicable expense waivers or reimbursements currently in effect and, while it reserves the right to do so in the future, it would seek the approval of the Board before making any changes;

      o that in connection with the Transaction, Merrill Lynch and BlackRock have agreed to conduct, and use reasonable best efforts to cause their respective affiliates to conduct, their respective businesses in compliance with the conditions of Section 15(f) of the Investment Company Act of 1940 (the "1940 Act") in relation to any public funds advised by BlackRock or the Investment Adviser (or its affiliates), respectively; and

      o that Merrill Lynch and BlackRock would derive benefits from the Transaction and that, as a result, they have a different financial interest in the matters that were being considered than do Series shareholders.

      The trustees considered the information provided by Merrill Lynch and BlackRock above, and, among other factors, the following:

      o the potential benefits to Series shareholders from being part of a combined fund family with BlackRock-sponsored funds, including possible economies of scale and access to investment opportunities;

      o the reputation, financial strength and resources of BlackRock and its investment advisory subsidiaries and the anticipated financial strength and resources of New BlackRock;

      o     the compliance policies and procedures of BlackRock Advisors;

      o the terms and conditions of the New Investment Advisory Agreement, including the fact that the schedule of the Series' total advisory fees will not increase by virtue of the New Investment Advisory Agreement, but will remain the same;

      o that in May and August 2005, the Board had performed a full annual review of the investment advisory agreement currently in effect for the Series (the "Current Investment Advisory Agreement") as required by the 1940 Act and has determined that the Investment Adviser has the capabilities, resources and personnel necessary to provide the advisory and administrative services currently provided to the Series; and that the advisory and/or management fees paid by the Series, taking into account any applicable agreed-upon fee waivers and breakpoints, represent reasonable compensation to the Investment Adviser in light of the services provided, the costs to the Investment Adviser of providing those services, economies of scale, the fees and other expenses paid by similar funds (including information provided by Lipper Inc. ["Lipper"]), and such other matters as the trustees have considered relevant in the exercise of their reasonable judgment; and

      o that Merrill Lynch agreed to pay all expenses of the Series in connection with the Board's consideration of the New Investment Advisory Agreement and related agreements and all costs of shareholder approval of the New Investment Advisory Agreement and as a result the Series would bear no costs in obtaining shareholder approval of the New Investment Advisory Agreement.

      Certain of these considerations are discussed in more detail below.

      In its review of the New Investment Advisory Agreement, the Board assessed the nature, scope and quality of the services to be provided to the Series by the personnel of BlackRock Advisors and its affiliates, including administrative services, shareholder services, oversight of fund accounting, marketing services and assistance in meeting legal and regulatory requirements. In its review of the New Investment Advisory Agreement, the Board also considered a range of information in connection with its oversight of the services to be provided by BlackRock Advisors and its affiliates. Among the matters considered were: (a) fees (in addition to management fees) to be paid to BlackRock Advisors and its affiliates by the Series; (b) operating expenses of the Series paid to third parties; (c) the resources devoted to and compliance reports relating to the investment objective, policies and restrictions of the Series, and its compliance with the Trust's Code of Ethics and BlackRock Advisors' compliance policies and procedures; and (d) the nature, cost and character of non-investment management services to be provided by BlackRock Advisors and its affiliates.

      In the period prior to the Board meetings to consider renewal of the Current Investment Advisory Agreement, the Board had requested and received materials specifically relating to the Current Investment Advisory Agreement. These materials included (a) information compiled by Lipper on the fees and expenses and the investment performance of the Series as compared to a comparable group of funds as classified by Lipper; (b) a discussion by the portfolio management team for the Series on investment strategies used by the Series during its most recent fiscal year; (c) information on the profitability to the Investment Adviser of the Current Investment Advisory Agreement and other payments received by the Investment Adviser and its affiliates from the Series and the Trust; and (d) information provided by the Investment Adviser concerning services related to the valuation and pricing of portfolio holdings of the Series, allocation of brokerage fees, portfolio turnover statistics, and direct and indirect benefits to the Investment Adviser and its affiliates from their relationship with the Series and the Trust.

      In their deliberations, the trustees considered information received in connection with their most recent continuation of the Current Investment Advisory Agreement, in addition to information provided by BlackRock and BlackRock Advisors in connection with their evaluation of the terms and conditions of the New Investment Advisory Agreement. The trustees did not identify any particular information that was all-important or controlling, and each trustee attributed different weights to the various factors. The trustees, including a majority of the independent trustees, concluded that the terms of the New Investment Advisory Agreement are appropriate, that the fees to be paid are reasonable in light of the services to be provided to the Series, and that the New Investment Advisory Agreement should be approved and recommended to Series shareholders.

      Nature, Quality and Extent of Services Provided. The Board reviewed the nature, extent and quality of services provided by the Investment Adviser, including the investment advisory services and the resulting performance of the Series, as well as the nature, quality and extent of services expected to be provided by BlackRock Advisors. The Board focused primarily on the Investment Adviser's investment advisory services and the investment performance of the Series, but also considered certain areas in which both the Investment Adviser and the Series receive services as part of the Merrill Lynch complex. The Board compared the performance of the Series - both including and excluding the effects of fees and expenses - to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance to performance over relatively long periods of time, typically three to five years.

      In evaluating the nature, quality and extent of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, the expected impact of the Transaction on the operations, facilities, organization and personnel of BlackRock Advisors and how it would affect the Series; the ability of BlackRock Advisors to perform its duties after the Transaction; and any anticipated changes to the current investment and other practices of the Series.

      The trustees were given information with respect to the potential benefits to the Series and its shareholders from having access to BlackRock's state of the art technology and risk management analytic tools, including the investment tools provided under the BlackRock Solutions brand name.

      The trustees were advised that, as a result of Merrill Lynch's equity interest in BlackRock after the Transaction, the Trust will continue to be subject to restrictions concerning certain transactions involving Merrill Lynch affiliates (for example, transactions with a Merrill Lynch broker-dealer acting as principal) absent revised or new regulatory relief. The trustees were advised that a revision of existing regulatory relief with respect to these restrictions was being sought from the Securities and Exchange Commission and were advised of the possibility of receipt of such revised regulatory relief. There can be no assurance that such relief will be obtained.

      Based on their review of the materials provided and the assurances they had received from the management of Merrill Lynch and of BlackRock, the trustees determined that the nature and quality of services to be provided to the Series under the New Investment Advisory Agreement were expected to be as good or better than that provided under the Current Investment Advisory Agreement. It was noted, however, that it is expected that there will be changes in personnel following the Transaction and the combination of the operations of the Investment Adviser and its affiliates with those of BlackRock. The trustees noted that if current portfolio managers or other personnel cease to be available, the Board would consider all available options, which could include seeking the investment advisory or other services of BlackRock affiliates. Accordingly, the trustees concluded that, overall, they were satisfied at the present time with assurances from BlackRock and BlackRock Advisors as to the expected nature, extent and quality of the services to be provided to the Series under the New Investment Advisory Agreement.

      Costs of Services Provided and Profitability. It was noted that, in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser or its affiliates to other registered investment company clients for investment management services. The Board reviewed the contractual management fee rate and actual management fee rate of the Series as a percentage of total assets at common asset levels - the actual rate includes advisory fees and the effects of any fee waivers - compared to the other funds in its Lipper category. They also compared the total expenses of the Series to those of other comparable funds. The information showed that the Series had fees and expenses within the range of fees and expenses of comparable funds. The Board concluded that the management fee and fee rate and overall expense ratio of the Series are reasonable compared to those of other comparable funds.

      In evaluating the costs of the services to be provided by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rates of compensation, the trustees determined that the Transaction should not increase the total fees payable, including any fee waivers and expense reimbursements, for advisory and administrative services. The trustees noted that it was not possible to predict with certainty New BlackRock's future profitability from its relationship with the Series.

      The trustees discussed with BlackRock Advisors its general methodology to be used in determining New BlackRock's profitability with respect to its relationship with the Series and the Trust. The trustees noted that they expect to receive profitability information from New BlackRock on at least an annual basis and thus be in a position to evaluate whether any adjustments in fees and/or fee breakpoints of the Series would be appropriate.

      Fees and Economies of Scale. The Board considered the extent to which economies of scale might be realized as the assets of the Series increase and whether there should be changes in the management fee rate or structure in order to enable the Series to participate in these economies of scale. The Board determined that changes were not currently necessary and that the Series appropriately participated in these economies of scale.

      In reviewing the Transaction, the trustees considered, among other things, whether advisory fees or other expenses would change as a result of the Transaction. Based on the fact that the New Investment Advisory Agreement is substantially similar to the Current Investment Advisory Agreement in all material respects, including the rate of compensation, the trustees determined that as a result of the Transaction, the total advisory fees of the Series would be no higher than the fees under the Current Investment Advisory Agreement. The trustees noted that in conjunction with their most recent deliberations concerning the Current Investment Advisory Agreement, the trustees had determined that the total fees for advisory and administrative services for the Series were reasonable in light of the services provided. It was noted that in conjunction with the recent review of the Current Investment Advisory Agreement, the trustees had received, among other things, a report from Lipper comparing the fees, expenses and performance of the Series to those of a peer group selected by Lipper, and information as to the fees charged by the Investment Adviser to other registered investment company clients for investment management services. The trustees concluded that, because the rates for advisory for the Series would be no higher than its current fee rates, the proposed management fee structure, including any fee waivers, was reasonable and that no additional changes were currently necessary.

      Fall-Out Benefits. In evaluating the fall-out benefits to be received by BlackRock Advisors under the New Investment Advisory Agreement, the trustees considered whether the Transaction would have an impact on the fall-out benefits received by the Investment Adviser by virtue of the Current Investment Advisory Agreement. Based on their review of the materials provided, including materials received in connection with their most recent approval or continuance of the Current Investment Advisory Agreement, and their discussions with management of the Investment Adviser and BlackRock, the trustees determined that those benefits could include increased ability for BlackRock to distribute shares of its funds and other investment products and to obtain research services using the Series' portfolio transaction brokerage commissions. The trustees noted that any benefits were difficult to quantify with certainty at this time, and indicated that they would continue to evaluate them going forward.

      Investment Performance. The trustees considered investment performance for the Series. The trustees compared the Series' performance -- both including and excluding the effects of fees and expenses -- to the performance of a comparable group of funds, and the performance of a relevant index or combination of indexes. The comparative information received from Lipper showed Series performance at various levels within the range of performance of comparable funds over different time periods. While the Board reviews performance data at least quarterly, consistent with the Investment Adviser's investment goals, the Board attaches more importance over relatively long periods of time, typically three to five years. The trustees believed the performance of the Series was satisfactory. Also, the trustees took into account the investment performance of funds currently advised by BlackRock Advisors. The Board considered comparative information from Lipper which showed that the performance of the funds advised by BlackRock Advisors was within the range of performance of comparable funds over different time periods. The Board noted BlackRock's considerable investment management experience and capabilities, but was unable to predict what effect, if any, consummation of the Transaction would have on the future performance of the Series.

      Conclusion. After the independent trustees of the Trust deliberated in executive session, the entire Board, including the independent trustees, approved the New Investment Advisory Agreement on behalf of the Series, concluding that the advisory fee rate was reasonable in relation to the services provided and that the New Investment Advisory Agreement was in the best interests of the shareholders. In approving the New Investment Advisory Agreement, the Board noted that it anticipated reviewing the continuance of the agreement in advance of the expiration of the initial two-year period.

Contingent BlackRock Sub-Advisory Agreement - Matters Considered by the Board

      At the telephonic and in-person meetings held during April and May 2006 at which the Board discussed and approved the New Investment Advisory Agreement, the Board of Trustees, including the independent trustees, also discussed and approved a contingent sub-advisory agreement (the "Contingent Sub-Advisory Agreement") between the Investment Adviser and BlackRock Advisors (the "BlackRock Sub-Adviser"). The Contingent Sub-Advisory Agreement is intended to ensure that the Series operates with efficient portfolio management services until the closing of the Transaction, in the event that the Board deems it necessary and in the best interests of a series and its shareholders that the BlackRock Sub-Adviser assist in managing the operations of the series during the interim period until the closing of the Transaction. If shareholders approve the Contingent Sub-Advisory Agreement, it will take effect only upon recommendation from the Investment Adviser and upon subsequent approval of the Board in the period up to the closing of the Transaction. The effectiveness of the Contingent Sub-Advisory Agreement, therefore, would be contingent on further Board approval after shareholders approve it. Pursuant to each Contingent Sub-Advisory Agreement, the BlackRock Sub-Adviser would receive a monthly fee from the Investment Adviser equal to 50% of the advisory fee received by the Adviser. The Investment Adviser would pay the BlackRock Sub-Adviser out of its own resources. There would be no increase in Series expenses as a result of the Contingent Sub-Advisory Agreement.

      In making its approval at the May in-person meeting, the Board considered the Contingent Sub-Advisory Agreement in conjunction with the New Investment Advisory Agreement and reviewed the same information and factors discussed above. The Board also considered in conjunction with the Contingent Sub-Advisory Agreement the necessity of ensuring that the Series operates with effective management services until the closing of the Transaction. In reviewing the sub-advisory fee rate provided in the Contingent Sub-Advisory Agreement, the Board took note of the fact that both the Investment Adviser and the BlackRock Sub-Adviser would have significant responsibilities under their respective advisory agreements. The Investment Adviser would remain responsible for oversight of the operations and administration of the Series and the BlackRock Sub-Adviser would provide advisory services to the Series under the Contingent Sub-Advisory Agreement. The Board also took into account the expected short duration of the term of any Contingent Sub-Advisory Agreement and the fact that total advisory fees paid by the Series would not increase as a result of the Contingent Sub-Advisory Agreement. Under all of the circumstances, the Board concluded that it was a reasonable allocation of fees for the BlackRock Sub-Adviser to receive 50% of the advisory fee paid by the Series to the Investment Adviser.

After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the Contingent Sub-Advisory Agreement, concluding that the advisory fee was reasonable in relation to the services provided and that the Contingent Sub-Advisory Agreement was in the best interests of shareholders.

     New BlackRock Sub-Advisory Agreement - Matters Considered by the Board

At an in-person meeting held on August 16-17, 2006, the Board of Trustees, including the independent trustees, discussed and approved the sub-advisory agreement between BlackRock Advisors, LLC (previously organized as BlackRock Advisors, Inc.) ("BlackRock Advisors") and BlackRock Investment Management, LLC (the "Sub-Adviser") (the "BlackRock Sub-Advisory Agreement"). The BlackRock Sub-Advisory Agreement became effective on September 29, 2006, at the same time the New Investment Advisory Agreement with BlackRock Advisors (which had been approved by the Series' shareholders) became effective.

Pursuant to the BlackRock Sub-Advisory Agreement, the Sub-Adviser receives a monthly fee from BlackRock Advisors equal to 74% of the advisory fee received by BlackRock Advisors from the Series. BlackRock Advisors pays the Sub-Adviser out of its own resources, and there is no increase in Series expenses as a result of the BlackRock Sub-Advisory Agreement.

In approving the BlackRock Sub-Advisory Agreement at the August in-person meeting, the Board reviewed its considerations in connection with its approval of the New Investment Advisory Agreement in May 2006. The Board relied on the same information and considered the same factors as those discussed above in connection with the approval of the New Investment Advisory Agreement, and came to the same conclusions. In reviewing the sub-advisory fee rate provided for in the BlackRock Sub-Advisory Agreement, the Board noted the fact that both BlackRock Advisors and the Sub-Adviser have significant responsibilities under their respective advisory agreements. Under the New Investment Advisory Agreement, BlackRock Advisors remains responsible for the overall management of the Series and for oversight of the Series' operations and administration. Under the BlackRock Sub-Advisory Agreement, the Sub-Adviser provides advisory services to the Series and is responsible for the day-to-day management of the Series' portfolio. The Board also took into account the fact that there is no increase in total advisory fees paid by the Series as a result of the BlackRock Sub-Advisory Agreement. Based on its considerations, the Board concluded that it was a reasonable allocation of fees for the Sub-Adviser to receive 74% of the advisory fee paid by the Series to BlackRock Advisors.

After the independent trustees deliberated in executive session, the entire Board, including the independent trustees, approved the BlackRock Sub-Advisory Agreement, concluding that the sub-advisory fee was reasonable in relation to the services provided and that the BlackRock Sub-Advisory Agreement was in the best interests of the Series' shareholders.

Officers and Trustees

                                                                                                  Number of
                                                                                                  Funds and
                                                                                                 Portfolios
                                                                                                   in Fund         Other Public
                              Position(s)  Length                                                  Complex      Directorships Held
                               Held with   Of Time     Principal Occupation(s) During Past 5     Overseen by            by
    Name    Address & Age        Trust     Served                      Years                       Trustee           Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011     President    2005 to    Vice Chairman and Director of             122 Funds      None
Doll, Jr.*  Princeton, NJ     and          present    BlackRock, Inc., Global Chief             168
            08543-9011        Trustee                 Investment Officer for Equities,          Portfolios
            Age: 52                                   Chairman of the BlackRock Retail
                                                      Operating Committee, and member of the
                                                      BlackRock Executive Committee since
                                                      2006; President of the funds advised by
                                                      Merrill Lynch Investment Managers, L.P.
                                                      ("MLIM") and its affiliates
                                                      ("MLIM/FAM-advised funds") from 2005 to
                                                      2006 and Chief Investment Officer
                                                      thereof from 2001 to 2006; President of
                                                      MLIM and Fund Asset Management, L.P.
                                                      ("FAM") from 2001 to 2006; Co-Head
                                                      (Americas Region) thereof from 2000 to
                                                      2001 and Senior Vice President from
                                                      1999 to 2001; President and Director of
                                                      Princeton Services, Inc. ("Princeton
                                                      Services") and President of Princeton
                                                      Administrators, L.P. ("Princeton
                                                      Administrators") from 2001 to 2006.

         *  Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which
            BlackRock Advisors, LLC and its affiliates act as investment adviser.  Mr. Doll is an "interested person," as described in the Investment Company Act, of the Trust based on his positions with BlackRock, Inc. and its affiliates.
            Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.  As
            Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095     Trustee      2002 to    General Partner of The Burton             21 Funds       Knology, Inc.,
Burton      Princeton, NJ                  present    Partnership, Limited partnership (an      38 Portfolios  (telecommunications);
            08543-9095                                investment partnership) since 1979;                      Symbion, Inc.
            Age: 62                                   Managing General Partner of The South                    (healthcare) and
                                                      Atlantic Venture Funds since 1983;                       Capital Southwest
                                                      Member of the Investment Advisory                        (financial)
                                                      Council of the Florida State Board of
                                                      Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095     Trustee      2005 to    President and Chief Executive Officer     21 Funds       Cabot Corporation
Francis     Princeton, NJ                  present    of Allmerica Financial Corporation        38 Portfolios  (chemicals); LKQ
O'Brien     08543-9095                                (financial services holding company)                     Corporation (auto
            Age: 63                                   from 1995 to 2002 and Director from                      parts
                                                      1995 to 2003; President of Allmerica                     manufacturing); and
                                                      Investment Management Co., Inc.                          TJX Companies, Inc.
                                                      (investment adviser) from 1989 to 2002;                  (retailer)
                                                      Director from 1989 to 2002 and Chairman
                                                      of the Board from 1989 to 1990;
                                                      President, Chief Executive Officer and
                                                      Director of First Allmerica Financial
                                                      Life Insurance Company from 1989 to
                                                      2002 and Director of various other
                                                      Allmerica Financial companies until
                                                      2002; Director from 1989 to 2006,
                                                      Member of the Governance Nominating
                                                      Committee from 2004 to 2006, Member of
                                                      the Compensation Committee from 1989 to
                                                      2006 and Member of the Audit Committee
                                                      from 1990 to 2004 of ABIOMED; Director,
                                                      Member of the Governance and Nomination
                                                      Committee and Member of the Audit
                                                      Committee of Cabot Corporation since
                                                      1990; Director and Member of the Audit
                                                      Committee and Compensation Committee of
                                                      LKQ Corporation since 2003; Lead
                                                      Director of TJX Companies, Inc. since
                                                      1996; Trustee of the Woods Hole
                                                      Oceanographic Institute since 2003;
                                                      Director, Ameresco, Inc. since 2006;
                                                      Director, Boston Lyric Opera since 2002.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                  Number of
                                                                                                  Funds and
                                                                                                 Portfolios
                                                                                                   in Fund         Other Public
                              Position(s)  Length                                                  Complex      Directorships Held
                               Held with   Of Time     Principal Occupation(s) During Past 5     Overseen by            by
    Name    Address & Age        Trust     Served                      Years                       Trustee           Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (concluded)
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095     Trustee      2003 to    Director, Ruckleshaus Institute and       21 Funds       None
Walsh       Princeton, NJ                  present    Haub School of Natural Resources at the   38 Portfolios
            08543-9095                                University of Wyoming since 2006;
            Age: 65                                   Consultant with Putnam Investments from
                                                      1993 to 2003; and employed in various
                                                      capacities therewith from 1973 to 1992;
                                                      Director, Massachusetts Audubon Society
                                                      from 1990 to 1997; Director, The
                                                      National Audubon Society from 1998 to
                                                      2005; Director, The American Museum of
                                                      Fly Fishing since 1997.
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095     Trustee      2000 to    Managing Director of FGW Associates       21 Funds       Watson
Weiss**     Princeton, NJ                  present    since 1997; Vice President, Planning,     38 Portfolios  Pharmaceuticals,
            08543-9095                                Investment and Development of Warner                     Inc.
            Age: 65                                   Lambert Co. from 1979 to 1997; Director                  (pharmaceutical
                                                      of the Michael J. Fox Foundation for                     company)
                                                      Parkinson's Research since 2000;
                                                      Director of BTG International Plc (a
                                                      global technology commercialization
                                                      company) since 2001.
------------------------------------------------------------------------------------------------------------------------------------
         *  Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72
        **  Chairman of the Board of Trustees and the Audit Committee
------------------------------------------------------------------------------------------------------------------------------------
Trust Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011     Vice         1997 to    Managing Director of BlackRock, Inc.
Burke       Princeton, NJ     President    present    since 2006; Managing Director of
            08543-9011        and          and 1999   Merrill Lynch Investment Managers, L.P.
            Age: 46           Treasurer    to         and Fund Asset Management, L.P. in
                                           present    2006; First Vice President of MLIM and
                                                      FAM from 1997 to 2005 and Treasurer
                                                      thereof from 1999 to 2006.
------------------------------------------------------------------------------------------------------------------------------------
Debra L.    P.O. Box 9011     Vice         2005 to    Director of BlackRock, Inc. since 2006;
Jelilian    Princeton, NJ     President    present    Director of MLIM from 1999 to 2006.
            08543-9011
            Age: 39
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey L.  P.O. Box 9011     Vice         2005 to    Director of BlackRock, Inc. since 2006;
Russo       Princeton, NJ     President    present    Director of MLIM from 2004 to 2006;
            08543-9011                                Vice President of MLIM from 1994 to
            Age: 39                                   2004.
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O Box 9011      Fund Chief   2004 to    Managing Director of BlackRock, Inc.
Hiller      Princeton, NJ     Compliance   present    and Fund Chief Compliance Officer since
            08534             Officer                 2006; Chief Compliance Officer of the
            Age: 55                                   MLIM/FAM-advised funds and First Vice
                                                      President and Chief Compliance Officer
                                                      of MLIM (Americas Region) from 2004 to
                                                      2006; Chief Compliance Officer of the
                                                      IQ Funds since 2004; Global Director of
                                                      Compliance at Morgan Stanley Investment
                                                      Management from 2002 to 2004; Managing
                                                      Director and Global Director of
                                                      Compliance at Citigroup Asset
                                                      Management from 2000 to 2002; Chief
                                                      Compliance Officer at Soros Fund
                                                      Management in 2000; Chief Compliance
                                                      Officer at Prudential Financial from
                                                      1995 to 2000.
------------------------------------------------------------------------------------------------------------------------------------

Officers and Trustees (concluded)

                             Position(s)   Length
                              Held with    Of Time    Principal Occupation(s) During Past
      Name  Address & Age       Trust      Served                   5 Years
------------------------------------------------------------------------------------------------------------------------------------
Trust Officers (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011     Secretary    2004 to    Director of BlackRock, Inc. since
Pellegrino  Princeton, NJ                  present    2006; Director (Legal Advisory) of
            08543-9011                                MLIM from 2002 to 2006; Vice
            Age: 46                                   President of MLIM from 1999 to 2002;
                                                      Attorney associated with MLIM from
                                                      1997 to 2006; Secretary of MLIM,
                                                      FAM, FAM Distributors, Inc. and
                                                      Princeton Services from 2004 to 2006.
------------------------------------------------------------------------------------------------------------------------------------

*     Officers of the Trust serve at the pleasure of the Board of Trustees.

      Further information about the Trust's Officers and Trustees is available in the Trust's Statement of Additional Information, which can be obtained without charge by calling 1-800-441-7762.

Custodian

JPMorgan Chase Bank
3 Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Availability of Quarterly Schedule of Investments

      The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended December 31st is available (1) at www.blackrock.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Proxy Results

During the six-month period ended December 31, 2006, Master Extended Market Index Series of Quantitative Master Series Trust's interest holders voted on the following proposals, which were approved at a special interest holders' meeting on September 29, 2006. A description of the proposals and number of units of interest voted are as follows:

---------------------------------------------------------------------------------------------------------------------
                                                               Units of Interest  Units of Interest Units of Interest
                                                                   Voted For        Voted Against     Voted Abstain
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
To approve a new investment advisory agreement with               294,816,395             0                 0
BlackRock Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
To approve a contingent subadvisory agreement with                294,816,395             0                 0
BlackRock Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) Laurie Simon Hodrick (resigned as of May 1, 2006), (3) John
         F. O'Brien, (4) David H. Walsh and (5) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick qualifies as a financial expert pursuant to Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending December 31, 2006 - $45,500
                                  Fiscal Year Ending December 31, 2005 - $45,000

         (b) Audit-Related Fees - Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (c) Tax Fees -           Fiscal Year Ending December 31, 2006 - $9,200
                                  Fiscal Year Ending December 31, 2005 - $8,700

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending December 31, 2006 - $0
                                  Fiscal Year Ending December 31, 2005 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending December 31, 2006 - $3,071,450
             Fiscal Year Ending December 31, 2005 - $5,577,771

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,739,500, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Extended Market Index Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ------------------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Master Extended Market Index Series of Quantitative Master Series Trust

Date: February 20, 2007